              As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 333-28995
                                                      `40 Act File No. 811-08241

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES

                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 13 [X]



                                       and

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 14 [X]



                          NATIONWIDE VARIABLE ACCOUNT-9

                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, and Part C.



It is proposed that this filing will become effective (check appropriate box):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[X] on April 27, 2001 pursuant to paragraph (a) of Rule 485



If appropriate check the following box:


[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM
PART A     INFORMATION REQUIRED IN A PROSPECTUS                                                         CAPTION

Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................Standard Charges & Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit..........................................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions...................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.........................Calculation of Performance Information
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2001.




Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.


THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.




The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

   o American Century VP Income & Growth
   o American Century VP International
   o American Century VP Value

DREYFUS

   o Dreyfus Investment Portfolios - European Equity Portfolio
   o The Dreyfus Socially Responsible Growth Fund, Inc.
   o Dreyfus Stock Index Fund, Inc.
   o Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

EVERGREEN VARIABLE TRUST

o Evergreen VA Blue Chip Fund
o Evergreen VA Capital Growth Fund
o Evergreen VA Equity Index Fund
o Evergreen VA Foundation Fund
o Evergreen VA Fund
o Evergreen VA Global Leaders Fund
o Evergreen VA Growth and Income Fund
o Evergreen VA International Growth Fund
o Evergreen VA Masters Fund
o Evergreen VA Omega Fund
o Evergreen VA Small Cap Value Fund
o Evergreen VA Special Equity Fund
o Evergreen VA Strategic Income Fund

FEDERATED INSURANCE SERIES

   o Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

   o VIP Equity-Income Portfolio: Service Class
   o VIP Growth Portfolio: Service Class
   o VIP High Income Portfolio: Service Class*
   o VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

   o VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III

   o VIP III Growth Opportunities Portfolio: Service Class


FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

   o Capital Appreciation Portfolio
   o Growth & Income Portfolio


JANUS ASPEN SERIES

   o Capital Appreciation Portfolio: Service Shares
   o Global Technology Portfolio: Service Shares
   o International Growth Portfolio: Service Shares

MORGAN STANLEY

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

   o Emerging Markets Debt Portfolio
   o Mid Cap Growth Portfolio
   o U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

   o Capital Appreciation Fund
   o Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
     Fund)(formerly, Nationwide(R) Select Advisers Mid Cap Fund)
   o Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity Income
     Fund)
   o Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)
   o Gartmore NSAT Emerging Markets Fund
   o Gartmore NSAT Global Technology and Communications Fund
   o Gartmore NSAT International Growth Fund
   o Government Bond Fund
   o J.P. Morgan NSAT Balanced Fund* (formerly, Nationwide(R)Balanced Fund)
   o MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R)Multi Sector Bond
     Fund)
   o Money Market Fund
   o Nationwide(R)Global 50 Fund (formerly, Nationwide(R)Global Equity Fund) (subadviser: J.P. Morgan Investment Management, Inc.)
   o Nationwide(R)Small Cap Growth Fund (formerly, Nationwide(R)Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson &
     Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
   o Nationwide(R)Small Cap Value Fund (subadviser: The Dreyfus Corporation)
   o Nationwide(R)Small Company Fund
     (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company)
   o Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R)Strategic Growth
     Fund)
   o Total Return Fund
   o Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   o AMT Guardian Portfolio
   o AMT Mid-Cap Growth Portfolio*
   o AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   o Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
   o Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
     Fund)
   o Oppenheimer Global Securities Fund/VA
   o Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST

   o Worldwide Emerging Markets Fund
   o Worldwide Hard Assets Fund

VICTORY VARIABLE INSURANCE FUNDS

   o Diversified Stock Fund: Class A
   o Small Company Opportunity Fund: Class A


W&RTARGET FUNDS, INC.
   o Asset Strategy Portfolio
   o Balanced Portfolio
   o Bond Portfolio
   o Core Equity Portfolio
   o Growth Portfolio
   o High Income Portfolio
   o International Portfolio
   o Limited-Term Bond Portfolio
   o Money Market Portfolio
   o Science and Technology Portfolio
   o Small Cap Portfolio
   o Value Portfolio


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)


   o International Equity Portfolio

   o Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)


   o Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST

   o Nationwide(R)Strategic Value Fund (subadviser: Strong Capital Management, Inc.)

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable acocunt, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page __.


For general information or to obtain FREE copies of the:

   o Statement of Additional Information;
   o prospectus, annual report or semi-annual report for any underlying mutual fund;
   o prospectus for the Guaranteed Term Options; or o required Nationwide forms,

call:           1-800-848-6331

        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 01-05-P1

       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:

o IS NOT A BANK DEPOSIT
o IS NOT FDIC INSURED
o IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o IS NOT AVAILABLE IN EVERY STATE
o MAY GO DOWN IN VALUE


Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.


QUALIFIED PLANS- A Retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.


ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                               TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS..........................
SUMMARY OF STANDARD CONTRACT EXPENSES..............
ADDITIONAL CONTRACT OPTIONS........................
SUMMARY OF ADDITIONAL CONTRACT OPTIONS.............
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............
EXAMPLE............................................
SYNOPSIS OF THE CONTRACTS..........................
FINANCIAL STATEMENTS...............................
CONDENSED FINANCIAL INFORMATION....................
NATIONWIDE LIFE INSURANCE COMPANY..................
NATIONWIDE INVESTMENT SERVICES CORPORATION.........
SECURITY DISTRIBUTORS, INC.........................
WADDELL & REED, INC................................
TYPES OF CONTRACTS.................................
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans
INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual
 Funds
     Guaranteed Term Options
     The Fixed Account
STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS.
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase
Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement
 Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date

     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
("GMIB")
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified
 Contracts
     Required Distributions for Tax Sheltered
 Annuities

     Required Distributions for Individual Retirement
 Annuities, SEP IRAs and Simple IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
 Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

APPENDIX B: CONDENSED FINANCIAL INFORMATION........

                     SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

o the contract owner meets an available exception under the contract; or

o a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)....................7%1

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
               0                           7%
               1                           7%
               2                           6%
               3                           5%
               4                           4%
               5                           3%
               6                           2%
               7                           0%

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:


(1) 10% of all purchase payments made to the contract; (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);or


(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.


VARIABLE ACCOUNT CHARGES2

(as a percentage of the daily net assets of the variable account)

Mortality and Expense Risk Charges............0.95%
     Total Variable Account Charges...........0.95%3



2 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.


3 Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").


LOAN PROCESSING FEE


Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                          ADDITIONAL CONTRACT OPTIONS


For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application, unless otherwise stated, and will replace the corresponding standard contract benefits.


If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option in not available to contracts issued as Investment-only Contracts.

Reduced Purchase Payment Option...........0.25%
 Total Variable Account Charges
(including Reduced Purchase
      Payment Option only)................1.20%


FIVE YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.


Five Year CDSC Option .......................0.15%
  Total Variable Account Charges
(including Five Year CDSC Option only).......1.10%



Range of Five Year CDSC over time:

  NUMBER OF COMPLETED YEARS FROM           CDSC
     DATE OF PURCHASE PAYMENT           PERCENTAGE
                 0                          7%
                 1                          7%
                 2                          6%
                 3                          4%
                 4                          2%
                 5                          0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

CDSC WAIVER OPTIONS

ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").


Additional Withdrawal Without
     Charge and Disability Waiver ..............0.10%
Total Variable Account Charges
(including Additional Withdrawal Without
 Charge and Disability Waiver only) ............1.05%



   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").



10 Year and Disability Waiver..............0.05%
Total Variable Account Charges
(including 10 Year and Disability
  Waiver only) ............................1.00%
Hardship Waiver............................0.15%
 Total Variable Account Charges
 (including Hardship Waiver only)..........1.10%

DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

Optional One-Year Enhanced Death Benefit with Long Term Care/
Nursing Home Waiver and Spousal Protection.....................0.15%
  Total Variable Account Charges
  (including option only)......................................1.10%

Optional Greater of One-Year or 5% Enhanced Death Benefit
 with Long Term Care/Nursing Home Waiver and
 Spousal Protection............................................0.20%
 Total Variable Account Charges
     (including option only)...................................1.15%

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

Optional One-Year Step Up Death Benefit..........0.05%
 Total Variable Account Charges
 (including option only).........................1.00%

Optional 5% Enhanced Death
 Benefit.........................................0.10%
 Total Variable Account Charges
  (including option only)........................1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001, applicants may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

Guaranteed Minimum Income Benefit Option 1.......0.45%
 Total Variable Account Charges
 (including Guaranteed Minimum Income
 Benefit Option 1 only)..........................1.40%

Guaranteed Minimum Income
 Benefit Option 2................................0.30%
  Total Variable Account Charges
  (including Guaranteed Minimum Income Benefit
   Option 2 only)................................1.25%


EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").


Extra Value Option...........................0.45%
Total Variable Account Charges
(including Extra Value Option only)..........1.40%

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.


BENEFICIARY PROTECTOR OPTION


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

Beneficiary Protector Option.........................0.40%
 Total Variable Account Charges
 (including the Beneficiary Protector Option only)...1.35%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.


SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 3.15% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts)..............0.95%
   Reduced Purchased Payment Option.............0.25%
   Five Year CDSC Option........................0.15%
   Additional Withdrawal Without Charge
     and Disability Waiver......................0.10%
   10 Year and Disability Waiver
     (for contractsissued as Tax Sheltered
      Annuities only)...........................0.05%
   Hardship Waiver (for contracts issued
     as Tax Sheltered Annuities only)...........0.15%
   Optional 5% Enhanced Death Benefit with
    Long Term Care/Nursing Home Waiver and
    Spousal Protection..........................0.20%
   Guaranteed Minimum Income
     Benefit Option ............................0.45%
      Extra Value Option........................0.45%
   Beneficiary Protector Option.................0.40%

   TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
    MAXIMUM OPTIONS ARE ELECTED.................3.15%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)



                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
     American Century Variable Portfolios, Inc. - American             0.70%        0.00%        0.00%           0.70%
     Century VP Income & Growth
     American Century Variable Portfolios, Inc. - American             1.23%        0.00%        0.00%           1.23%
     Century VP International
     American Century Variable Portfolios, Inc. - American             1.00%        0.00%        0.00%           1.00%
     Century VP Value
     Credit Suisse Warburg Pincus Trust - Global Post-Venture          1.14%        0.26%        0.00%           1.40%
     Capital Portfolio (formerly, Warburg Pincus Trust - Global
     Post-Venture Capital Portfolio) (formerly, Warburg Pincus
     Trust - Post-Venture Capital Portfolio)
     Credit Suisse Warburg Pincus Trust - International Equity         1.00%        0.30%        0.00%           1.30%
     Portfolio (formerly, Warburg Pincus Trust - International
     Equity Portfolio)
     Credit Suisse Warburg Pincus Trust - Value Portfolio              0.48%        0.52%        0.00%           1.00%
     (formerly, Warburg Pincus Trust - Value Portfolio)
     (formerly, Warburg Pincus Trust - Growth & Income Portfolio)
     Dreyfus Investment Portfolios - European Equity Portfolio         1.00%        0.25%        0.00%           1.25%
     The Dreyfus Socially Responsible Growth Fund, Inc. - Initial      0.75%        0.03%        0.00%           0.78%
     Shares
     Dreyfus Stock Index Fund, Inc. - Initial Shares                   0.25%        0.01%        0.00%           0.26%
     Dreyfus Variable Investment Fund - Appreciation Portfolio -       0.75%        0.03%        0.00%           0.78%
     Initial Shares (formerly, Dreyfus Variable Investment Fund -
     Capital Appreciation Portfolio)
     Evergreen Variable Trust - Evergreen VA Blue Chip Fund            0.37%        0.64%        0.00%           1.01%
     Evergreen Variable Trust - Evergreen VA Capital Growth Fund       0.71%        0.32%        0.00%           1.03%
     Evergreen Variable Trust - Evergreen VA Equity Index Fund         0.09%        0.22%        0.00%           0.31%
     Evergreen Variable Trust - Evergreen VA Foundation Fund           0.75%        0.17%        0.00%           0.92%
     Evergreen Variable Trust - Evergreen VA Fund                      0.82%        0.21%        0.00%           1.03%
     Evergreen Variable Trust - Evergreen VA Global Leaders Fund       0.72%        0.29%        0.00%           1.01%
     Evergreen Variable Trust - Evergreen VA Growth and Income         0.81%        0.20%        0.00%           1.01%
     Fund
     Evergreen Variable Trust - Evergreen VA International Growth      0.16%        0.86%        0.00%           1.02%
     Fund
     Evergreen Variable Trust - Evergreen VA Masters Fund              0.76%        0.25%        0.00%           1.01%
     Evergreen Variable Trust - Evergreen VA Omega Fund                0.52%        0.16%        0.00%           0.68%
     Evergreen Variable Trust - Evergreen VA Small Cap Value Fund      0.75%        0.27%        0.00%           1.02%
     Evergreen Variable Trust - Evergreen VA Special Equity Fund       0.79%        0.25%        0.00%           1.04%
     Evergreen Variable Trust - Evergreen VA Strategic Income Fund     0.55%        0.29%        0.00%           0.84%
     Federated Insurance Series - Federated Quality Bond Fund II       0.28%        0.42%        0.00%           0.70%
     Fidelity VIP Equity-Income Portfolio:  Service Class(1)           0.48%        0.08%        0.10%           0.66%
     Fidelity VIP Growth Portfolio:  Service Class(1)                  0.57%        0.09%        0.10%           0.76%
     Fidelity VIP High Income Portfolio:  Service Class                0.58%        0.10%        0.10%           0.78%
     Fidelity VIP Overseas Portfolio:  Service Class1                  0.72%        0.17%        0.10%           0.99%
     Fidelity VIP II Contrafund(R)Portfolio:  Service Class(1)         0.57%        0.09%        0.10%           0.76%
     Fidelity VIP III Growth Opportunities Portfolio:  Service         0.58%        0.11%        0.10%           0.79%
     Class(1)


                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses
---------------------------------------------------------------------------------------------------------------------------
     Financial Investors Variable Insurance Trust - Capital
     Appreciation Portfolio
     Financial Investors Variable Insurance Trust - Growth &
     Income Portfolio
     Janus Aspen Series - Capital Appreciation Portfolio:               0.65%        0.02%        0.25%           0.92%
     Service Shares
     Janus Aspen Series - Global Technology Portfolio:  Service         0.65%        0.04%        0.25%           0.94%
     Shares
     Janus Aspen Series - International Growth Portfolio:               0.65%        0.06%        0.25%           0.96%
     Service Shares
     NSAT Capital Appreciation Fund                                     0.60%        0.20%        0.00%           0.80%
     NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide         0.50%        0.15%        0.00%           0.65%
     Mid Cap Index Fund) (formerly, Nationwide Select Advisers
     Mid Cap Fund)
     NSAT Federated NSAT Equity Income Fund (formerly, Nationwide       0.80%        0.15%        0.00%           0.95%
     Equity Income Fund)
     NSAT Federated NSAT High Income Bond Fund                          0.80%        0.15%        0.00%           0.95%
     NSAT Gartmore NSAT Emerging Markets Fund                           1.15%        0.60%        0.00%           1.75%
     NSAT Gartmore NSAT Global Technology and Communications Fund       0.98%        0.37%        0.00%           1.35%
     NSAT Gartmore NSAT International Growth Fund                       1.00%        0.60%        0.00%           1.60%
     NSAT Government Bond Fund                                          0.50%        0.16%        0.00%           0.66%
     NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide          0.75%        0.15%        0.00%           0.90%
     Balanced Fund)
     NSAT MAS NSAT Multi-Sector Bond Fund (formerly, Nationwide         0.75%        0.15%        0.00%           0.90%
     Multi-Sector Bond Fund)
     NSAT Money Market Fund                                             0.39%        0.16%        0.00%           0.55%
     NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide          1.00%        0.20%        0.00%           1.20%
     Global Equity Fund)
     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT              1.10%        0.20%        0.00%           1.30%
     Nationwide Select Advisers Small Cap Growth Fund)
     NSAT Nationwide Small Cap Value Fund                               0.90%        0.15%        0.00%           1.05%
     NSAT Nationwide Small Company Fund                                 0.93%        0.28%        0.00%           1.21%
     NSAT Nationwide Strategic Value Fund                               0.90%        0.10%        0.00%           1.00%
     NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide         0.90%        0.10%        0.00%           1.00%
     Strategic Growth Fund)
     NSAT Total Return Fund                                             0.58%        0.20%        0.00%           0.78%
     NSAT Turner NSAT Growth Focus Fund                                 0.90%        0.45%        0.00%           1.35%
     Neuberger Berman AMT Guardian Portfolio                            0.85%        0.15%        0.00%           1.00%
     Neuberger Berman AMT Mid-Cap Growth Portfolio                      0.84%        0.14%        0.00%           0.98%
     Neuberger Berman AMT Partners Portfolio                            0.82%        0.10%        0.00%           0.92%
     Oppenheimer Variable Account Funds - Oppenheimer Aggressive        0.62%        0.02%        0.00%           0.64%
     Growth Fund/VA (formerly, Oppenheimer Variable Account Funds
     - Oppenheimer Capital Appreciation Fund)
     Oppenheimer Variable Account Funds - Oppenheimer Capital           0.64%        0.03%        0.00%           0.67%
     Appreciation Fund/VA (formerly, Oppenheimer Variable
     Accounts Funds - Oppenheimer Growth Fund)



                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses
---------------------------------------------------------------------------------------------------------------------------
     Oppenheimer Variable Account Funds - Oppenheimer Global            0.64%        0.04%        0.00%         0.68%
     Securities Fund/VA
     Oppenheimer Variable Account Funds - Oppenheimer Main Street       0.70%        0.03%        0.00%         0.73%
     Growth & Income Fund/VA (formerly, Oppenheimer Variable
     Account Funds - Oppenheimer Growth & Income Fund)
     Strong Opportunity Fund II, Inc.                                   1.00%        0.11%        0.00%         1.11%
     The Universal Institutional Funds, Inc. - Emerging Markets         0.59%        0.81%        0.00%         1.40%
     Debt Portfolio (formerly, Morgan Stanley Dean Witter
     Universal Funds, Inc. - Emerging Markets Debt Portfolio)
     The Universal Institutional Funds, Inc. - Mid Cap Growth           0.00%        1.05%        0.00%         1.05%
     Portfolio
     The Universal Institutional Funds, Inc. - U. S. Real Estate        0.74%        0.36%        0.00%         1.10%
     Portfolio
     Van Eck Worldwide Insurance Trust - Worldwide Emerging             1.00%        0.26%        0.00%         1.26%
     Markets Fund
     Van Eck Worldwide Insurance Trust - Worldwide Hard Assets          1.00%        0.14%        0.00%         1.14%
     Fund
     Victory Variable Insurance Funds - Diversified Stock Fund:         0.00%        0.79%        0.00%         0.79%
     Class A
     Victory Variable Insurance Funds - Small Company Opportunity       0.00%        0.79%        0.00%         0.79%
     Fund: Class A
     W&R Target Funds, Inc. - Asset Strategy Portfolio                  0.70%        0.13%        0.23%         1.06%
     W&R Target Funds, Inc. - Balanced Portfolio                        0.70%        0.05%        0.25%         1.00%
     W&R Target Funds, Inc. - Bond Portfolio                            0.53%        0.06%        0.25%         0.84%
     W&R Target Funds, Inc. - Core Equity Portfolio                     0.70%        0.03%        0.25%         0.98%
     W&R Target Funds, Inc. - Growth Portfolio                          0.69%        0.02%        0.25%         0.96%
     W&R Target Funds, Inc. - High Income Portfolio                     0.63%        0.08%        0.25%         0.96%
     W&R Target Funds, Inc. - International Portfolio                   0.85%        0.13%        0.25%         1.23%
     W&R Target Funds, Inc. - Limited-Term Bond Portfolio               0.50%        0.15%        0.25%         0.90%
     W&R Target Funds, Inc. - Money Market Portfolio                    0.40%        0.10%        0.25%         0.75%
     W&R Target Funds, Inc. - Science and Technology Portfolio          0.85%        0.04%        0.25%         1.14%
     W&R Target Funds, Inc. - Small Cap Portfolio                       0.85%        0.03%        0.25%         1.13%
     W&R Target Funds, Inc. - Value Portfolio                           0.70%        0.10%        0.25%         1.05%

(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying fund prospectus for details


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements:


                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses
---------------------------------------------------------------------------------------------------------------------------


     Credit Suisse Warburg Pincus Trust - Global Post-Venture      1.25%           0.28%         0.00%           1.53%
     Capital Portfolio (formerly, Warburg Pincus Trust -
     Global Post-Venture Capital Portfolio) (formerly,
     Warburg Pincus Trust - Post-Venture Capital Portfolio)
     Credit Suisse Warburg Pincus Trust - International            1.00%           0.32%         0.00%           1.32%
     Equity Portfolio (formerly, Warburg Pincus Trust -
     International Equity Portfolio)
     Credit Suisse Warburg Pincus Trust- Value Portfolio           0.75%           0.54%         0.00%           1.29%
     (formerly, Warburg Pincus Trust- Value Portfolio)
     (formerly, Warburg Pincus Trust - Growth & Income
     Portfolio)
     Dreyfus Investment Portfolios - European Equity Portfolio      1.00%           0.60%        0.00%          1.60%
     Evergreen Variable Trust - Evergreen VA Blue Chip Fund         0.61%           0.64%        0.00%          1.25%
     Evergreen Variable Trust - Evergreen VA Capital Trust          0.80%           0.32%        0.00%          1.12%
     Evergreen Variable Trust - Evergreen VA Equity Index Fund      0.32%           0.22%        0.00%          0.54%
     Evergreen Variable Trust - Evergreen VA Fund                   0.87%           0.21%        0.00%          1.08%
     Evergreen Variable Trust - Evergreen VA Global Leaders         0.87%           0.29%        0.00%          1.16%
     Fund
     Evergreen Variable Trust - Evergreen VA Growth and             0.87%           0.20%        0.00%          1.07%
     Income Fund
     Evergreen Variable Trust - Evergreen VA International          0.66%           0.86%        0.00%          1.52%
     Growth Fund
     Evergreen Variable Trust - Evergreen VA Masters Fund           0.87%           0.25%        0.00%          1.12%
     Evergreen Variable Trust - Evergreen VA Small Cap Value        0.87%           0.27%        0.00%          1.14%
     Fund
     Evergreen Variable Trust - Evergreen VA Special Equity         0.92%           0.25%        0.00%          1.17%
     Fund
     Federated Insurance Series - Federated Quality Bond Fund       0.60%           0.67%        0.25%          1.52%
     II
     NSAT Capital Appreciation Fund                                 0.60%           0.23%        0.00%          0.83%
     NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,                0.50%           0.40%        0.00%          0.90%
     Nationwide Mid Cap Index Fund) (formerly, Nationwide
     Select Advisers Mid Cap Fund)
     NSAT Federated NSAT Equity Income Fund (formerly,              0.80%           0.31%        0.00%          1.11%
     Nationwide Equity Income Fund)
     NSAT Federated NSAT High Income Bond Fund                      0.80%           0.32%        0.00%          1.12%
     NSAT Gartmore NSAT Emerging Markets Fund                       1.15%           2.94%        0.00%          4.09%
     NSAT Gartmore NSAT Global Technology and Communications        0.98%           1.59%        0.00%          2.57%
     Fund
     NSAT Gartmore NSAT International Growth Fund                   1.00%           1.88%        0.00%          2.88%
     NSAT Government Bond Fund                                      0.50%           0.23%        0.00%          0.73%
     NSAT J.P. Morgan NSAT Balanced Fund (formerly,                 0.75%           0.32%        0.00%          1.07%
     NSAT MAS NSAT Multi Sector Bond Fund (formerly,                0.75%           0.34%        0.00%          1.09%
     Nationwide Multi Sector Bond Fund)
     NSAT Money Market Fund                                         0.39%           0.22%        0.00%          0.61%



                                                                 Management        Other         12b-1     Total Underlying
                                                                    Fees         Expenses         Fees        Mutual Fund
                                                                                                               Expenses
---------------------------------------------------------------------------------------------------------------------------


     NSAT Nationwide Global 50 Fund (formerly, NSAT                 1.00%           0.42%        0.00%          1.42%
     Nationwide Global Equity Fund)
     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT          1.10%           0.50%        0.00%          1.60%
     Nationwide Select Advisers Small Cap Growth Fund)
     NSAT Nationwide Small Cap Value Fund                           0.90%           0.30%        0.00%          1.20%
     NSAT Nationwide Strategic Value Fund                           0.90%           0.36%        0.00%          1.26%
     NSAT Strong NSAT Mid Cap Growth Fund (formerly,                0.90%           0.27%        0.00%          1.17%
     Nationwide Strategic Growth Fund)
     NSAT Total Return Fund                                         0.58%           0.23%        0.00%          0.81%
     NSAT Turner NSAT Growth Focus Fund                             0.90%           4.13%        0.00%          5.03%
     Strong Opportunity Funds II, Inc.                              1.00%           0.18%        0.00%          1.18%
     The Universal Institutional Funds, Inc. - Emerging             0.80%           0.81%        0.00%          1.61%
     Markets Debt Portfolio (formerly, Morgan Stanley Dean
     Witter Universal Funds, Inc. - Emerging Markets Debt
     Portfolio)
     The Universal Institutional Funds, Inc. - Mid Cap Growth       0.75%           1.54%        0.00%          2.29%
     Portfolio
     The Universal Institutional Funds, Inc. - U. S. Real           0.80%           0.36%        0.00%          1.16%
      Estate Portfolio
     Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%           0.33%        0.00%          1.33%
     Markets Fund
     Van Eck Worldwide Insurance Trust - Worldwide Hard             1.00%           0.16%        0.00%          1.16%
     Assets Fund
     Victory Variable Insurance Funds - Diversified Stock           0.30%           2.46%        0.00%          2.76%
     Fund: Class A
     Victory Variable Insurance Funds - Small Company               0.30%           4.75%        0.00%          5.05%
     Opportunity Fund: Class A


EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 5 year CDSC schedule and an assumed variable account charges of 3.15% which is the maximum charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.



                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------------------



American Century Variable                                                                     *
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable                                                                     *
Portfolios, Inc. - American
Century VP International

American Century Variable                                                                     *
Portfolios, Inc. - American
Century VP Value

Credit Suisse Warburg Pincus                                                                  *
Trust - Global Post-Venture

Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post-Venture Capital
Portfolio) (formerly, Warburg
Pincus Trust - Post-Venture

Capital Portfolio)
Credit Suisse Warburg Pincus                                                                  *
Trust - International Equity
Portfolio (formerly, Warburg
Pincus Trust - International

Equity Portfolio)
Credit Suisse Warburg Pincus                                                                  *
Trust - Value Portfolio
(formerly, Warburg Pincus
Trust - Value Portfolio )
(formerly, Warburg Pincus
Trust - Growth & Income
Portfolio)

Dreyfus Investment Portfolios                                                                 *
- European Equity Portfolio

The Dreyfus Socially                                                                          *
Responsible Growth Fund, Inc.
- Initial Shares

Dreyfus Stock Index Fund,                                                                     *
Inc. - Initial Shares




                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                                                                   *
Fund - Appreciation Portfolio
- Initial Shares (formerly,
Dreyfus Variable Investment
Fund - Capital Appreciation
Portfolio)

Evergreen Variable Trust -                                                                    *
Evergreen VA Blue Chip Fund
Evergreen Variable Trust - a                                                                  *
Evergreen VA Capital Growth
Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Equity Index Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Foundation Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Global Leaders
Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Growth and
Income Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA International
Growth Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Masters Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Omega Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Small Cap Value
Fund

Evergreen Variable Trust -                                                                    *
Evergreen VA Special Equity
Fund

Evergreen VA Strategic Income
Fund

Federated Insurance Series -                                                                  *
Federated Quality Bond Fund II

Fidelity VIP Equity-Income                                                                    *
Portfolio:  Service Class

Fidelity VIP Growth                                                                           *
Portfolio:  Service Class

Fidelity VIP  High Income                                                                     *
Portfolio:  Service Class

                               If you surrender your contract   If you do not surrender your     If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas                                                                         *
Portfolio:  Service Class

Fidelity VIP II Contrafund(R)                                                                 *
Portfolio:  Service Class

Fidelity VIP III Growth                                                                       *
Opportunities Portfolio:
Service Class

Financial Investors Variable
Insurance Trust - Capital
Appreciation Portfolio

Financial Investors Variable
Insurance Trust - Growth &
Income Portfolio

Janus Aspen Series - Capital                                                                  *
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global                                                                   *
Technology Portfolio:
Service Shares

Janus Aspen Series -                                                                          *
International Growth
Portfolio:  Service Shares

NSAT Capital Appreciation Fund                                                                *

NSAT Dreyfus NSAT Mid Cap                                                                     *
Index Fund (formerly,
Nationwide Mid Cap Index
Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)

NSAT Federated NSAT Equity                                                                    *
Income Fund (formerly,
Nationwide Equity Income Fund)

NSAT Federated NSAT High                                                                      *
Income Bond Fund

NSAT J.P. Morgan NSAT                                                                         *
Balanced Fund (formerly,
Nationwide Balanced Fund)

NSAT Gartmore NSAT Emerging                                                                   *
Markets Fund

NSAT Gartmore NSAT Global                                                                     *
Technology and Communications
Fund

NSAT Gartmore NSAT                                                                            *
International Growth Fund

NSAT Government Bond Fund                                                                     *

NSAT MAS NSAT Multi Sector                                                                    *
Bond Fund* (formerly,
Nationwide Multi Sector Bond
Fund)


                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------

NSAT Money Market Fund                                                                        *

NSAT Nationwide Global 50                                                                     *
Fund (formerly, NSAT
Nationwide Global Equity Fund)

NSAT Nationwide Small Cap                                                                     *
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap                                                                     *
Value Fund

NSAT Nationwide Small Company                                                                 *
Fund

NSAT Nationwide Strategic                                                                     *
Value Fund

NSAT Strong NSAT Mid Cap                                                                      *
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)

NSAT Total Return Fund                                                                        *

NSAT Turner NSAT Growth Focus                                                                 *
Fund

Neuberger Berman AMT Guardian                                                                 *
Portfolio

Neuberger Berman AMT Mid-Cap                                                                  *
Growth Portfolio

Neuberger Berman AMT Partners                                                                 *
Portfolio

Oppenheimer Variable Account                                                                  *
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable Account                                                                  *
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)

Oppenheimer Variable Account                                                                  *
Funds - Oppenheimer Global
Securities Fund/VA

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                                                                  *
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA (formerly,
Oppenheimer Variable Account
Funds - Oppenheimer Growth &
Income Fund)

Strong Opportunity Fund II,                                                                   *
Inc.

The Universal Institutional                                                                   *
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)

The Universal Institutional                                                                   *
Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional                                                                   *
Funds, Inc. - U. S. Real
Estate Portfolio

Van Eck Worldwide Insurance                                                                   *
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance                                                                   *
Trust - Worldwide Hard Assets
Fund

Victory Variable Insurance                                                                    *
Funds - Diversified Stock
Fund: Class A

Victory Variable Insurance                                                                    *
Funds - Small Company
Opportunity Fund: Class A

W&R Target Funds, Inc. -                                                                      *
Asset Strategy Portfolio

W&R Target Funds, Inc. -                                                                      *
Balanced Portfolio

W&R Target Funds, Inc. - Bond                                                                 *
Portfolio

W&R Target Funds, Inc. - Core                                                                 *
Equity Portfolio

W&R Target Funds, Inc. -                                                                      *
Growth Portfolio

W&R Target Funds, Inc. - High                                                                 *
Income Portfolio

W&R Target Funds, Inc. -                                                                      *
International Portfolio

W&R Target Funds, Inc. -                                                                      *
Limited-Term Bond Portfolio

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -                                                                      *
Money Market Portfolio

W&R Target Funds, Inc. -                                                                      *
Science and Technology
Portfolio

W&R Target Funds, Inc. -                                                                      *
Small Cap Portfolio

W&R Target Funds, Inc. -                                                                      *
Value Portfolio


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS


The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."


The contracts can be categorized as:

   o Investment-only;
   o Non-Qualified;
   o Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans*;
   o Roth IRAs;
   o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;
   o Charitable Remainder Trusts;
   o SEP IRAs; and
   o Simple IRAs.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
----------------------------------------------------
Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000


If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES


Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.


There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:



          OPTION               CONTRACT      CHARGE
                                 TYPE
-------------------------------------------------------

Five Year CDSC Option        All*             0.15%

Additional Withdrawal        All              0.10%
Without Charge and
Disability Waiver

10 Year and Disability       Tax              0.05%
Waiver                       Sheltered
                             Annuities

Hardship Waiver              Tax              0.15%
                             Sheltered
                             Annuities


*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or at an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Effective January 2, 2001, two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").


An Extra Value Option is available under the contract. The Extra Value Option is only available at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").



A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the Option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account (see "Beneficiary Protector Option").

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.


ANNUITY PAYMENTS


Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").


TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and

Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

SECURITY DISTRIBUTORS, INC.

The contracts are also distributed by the general distributor, Security Distributors, Inc., 700 S.W. Harrison, Topeka, Kansas 66636.

WADDELL & REED, INC.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

o    the contract is not transferable by the  owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o vesting requirements,

o participation requirements; and

o administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

Roth IRA contracts are contracts satisfy the following requirements:

o the contract is not transferable by the owner;

o the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Simple IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     (1) shares of a current underlying mutual fund are no longer available for investment; or

     (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed

Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.


Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.


For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge .

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.


Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.


Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE


Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.


The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
------------------------------------------------

             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%


The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.


All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:


   (a) 10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or


   (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

   (1) upon the annuitization of contracts which have been in force for at least two years;

   (2) upon payment of a death benefit; or

   (3) from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected).


No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;

(2) annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.


REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.


The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.


CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:



       NUMBER OF COMPLETED YEARS FROM        CDSC
          DATE OF PURCHASE PAYMENT        PERCENTAGE
----------------------------------------------------

                     0                        7%
                     1                        7%
                     2                        6%
                     3                        4%
                     4                        2%
                     5                        0%



Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

       (1) the contract owner has been the owner of the contract for 10 years;
           and

       (2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.


THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-

Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS A SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS AVAILABLE ONLY FOR CONTRACTS ISSUED AS NON-QUALIFIED CONTRACTS, INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH IRAS, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED. THERE IS NO ADDITIONAL CHARGE FOR THIS FEATURE.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.


THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.


If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


IN ADDITION, ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.



No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


EXTRA VALUE OPTION


THE EXTRA VALUE OPTION MAY NOT BE AVAILABLE IN ALL

STATES.  APPLICANTS SHOULD BE AWARE OF THE FOLLOWING

PRIOR TO ELECTING THE EXTRA VALUE OPTION:

1. ELECTING THE EXTRA VALUE OPTION WILL BE BENEFICIAL FOR CONTRACT OWNERS ONLY IF THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUNDS, AND RATE OF RETURN IN THE FIXED ACCOUNT AND GUARANTEED TERM OPTIONS, IS GREAT ENOUGH TO COMPENSATE FOR THE REDUCTION IN CONTRACT VALUE DUE TO THE 0.45% CHARGE;

2.   NATIONWIDE MAY MAKE A PROFIT FROM THE CHARGE

     ASSESSED BY THE EXTRA VALUE OPTION;

3.   BECAUSE THE 0.45% CHARGE ASSOCIATED WITH THE EXTRA
     VALUE OPTION WILL BE ASSESSED AGAINST THE ENTIRE
     VARIABLE ACCOUNT VALUE FOR THE FIRST SEVEN (7)
     CONTRACT YEARS, CONTRACT OWNERS WHO ANTICIPATE
     MAKING ADDITIONAL PURCHASE PAYMENTS AFTER THE
     FIRST CONTACT YEAR SHOULD CAREFULLY EXAMINE THE
     EXTRA VALUE OPTION AND CONSULT THEIR FINANCIAL
     ADVISER REGARDING ITS DESIRABILITY;

4.   ONCE THE EXTRA VALUE OPTION IS ELECTED, IT MAY NOT
     BE REVOKED; AND

5.   NATIONWIDE MAY RECAPTURE ALL OR PART OF THE AMOUNT
     CREDITED IN THE EVENT OF EARLY SURRENDERS,
     INCLUDING REVOCATION OF THE CONTRACT DURING THE
     CONTRACTUAL FREE-LOOK PERIOD.



For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.


Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.


In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

     (a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

     (b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

     (a) a $100,000 initial purchase payment with no additional purchase payments;


     (b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and


     (c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                              7.75% RATE OF RETURN

 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                  (0.95% TOTAL ASSET    VALUE OPTION (1.40%
                       CHARGES)         TOTAL ASSET CHARGES)


       1               $106,727               $109,465
       2               $113,906               $116,336
       3               $121,568               $123,638
       4               $129,745               $131,399
       5               $138,472               $139,647
       6               $147,787               $148,412
       7               $157,728               $157,728
       8               $168,337               $168,337
       9               $179,661               $179,661
      10               $191,746               $191,746


Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

     (a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

     (b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.


If the contract is surrendered pursuant to the contractual free-look, Nationwide may recapture the full credited amount if the contract value, at the time of the surrender request, is equal to or greater than the purchase payments made to the contract. In such a situation, the contract owner is entitled to keep any earnings. If, however, the contract value is less than the purchase payments made to the contract, Nationwide will bear the loss.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be the determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:


                             (Extra Value Amount)
                            Percentage of First Year
                               Purchase Payments
     Contract Years
       1 and 2                          3%
      3,4 and 5                         2%
       6 and 7                          1%
     After year 7                       0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the same time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE SEVENTH CONTRACT YEAR.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.


BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

     (a)  terminate the contract; or

     (b) continue the contract in accordance with the "Required Distributions" section.


Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

HOW CREDITS TO THE CONTRACT ARE CALCULATED

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

     a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;


     b    = purchase payments, proportionately adjusted for withdrawals; and

     c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.


The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

     a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;


     b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;


     c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;


     d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

     (a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;


     (b)  the benefit will terminate and will no longer be in effect; and

     (c) the charge for the benefit will be eliminated, reducing charges by 0.40%.


HOW AMOUNTS ARE CREDITED

Any amounts credited to the contract pursuant to this option will be allocated amount the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   o on a Nationwide form;

   o signed by the contract owner; and

   o received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   o joint owners can only be named for Non-Qualified Contracts;

   o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

   o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

   o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY


The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
---------------------------------------------------------

Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o New Year's Day                   o Independence Day
o Martin Luther King, Jr. Day      o Labor Day
o Presidents' Day                  o Thanksgiving
o Good Friday                      o Christmas
o Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   (1) the value of amounts allocated to the sub-accounts of the variable account; and

   (2) amounts allocated to the fixed account; and

   (3) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:


     (a)  is the sum of:



          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).


     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.


     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.15% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.


Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

   (2) adding any interest earned on the amounts allocated; and


   (3) subtracting charges deducted in accordance with the contract.



Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

   (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);


   (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

   (3) subtracting charges deducted in accordance with the contract.



TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account


Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.


Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may take the CDSC from either:

   (a)   the amount requested; or

   (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

   o the participant dies;

   o the participant retires;

   o the participant terminates employment due to total disability; or

   o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE


The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.

Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
-------------------------------------------------------

NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)


*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   o the contract is surrendered;

   o the contract owner/annuitant dies;

   o the contract owner who is not the annuitant dies prior to annuitization; or

   o annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York

Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond
Fund), NSAT Money Market Fund, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account


Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:


   (1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);


   (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

   (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:


        CONTRACT OWNER'S                PERCENTAGE OF
            AGE                         CONTRACT VALUE
-------------------------------------------------------

         Under age 59 1/2                 5%
     Age 59 1/2through age 61             7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.


The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:


   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.


A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.


The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:


   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.


Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the subsequent business day (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.


Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Illustrations for GMIB Option 1


The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.


The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

o    The contract is issued to a MALE at age 55, 65 or 70; and

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation

                      $140,710.04 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
------------------------------------------------------
     55             62             $4.72        $664.15
     65             72             $5.96        $838.63
     70             77             $6.79        $955.42

                            10 Years in Accumulation

                      $162,889.46 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
------------------------------------------------------
     55             65             $5.03        $819.33
     65             75             $6.44       $1,049.01
     70             80             $7.32       $1,192.35

                            15 Years in Accumulation

                      $200,000.00 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
------------------------------------------------------
     55             70             $5.66       $1,132.00
     65             80             $7.32       $1,464.00
     70             85             $8.18       $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

    (1) after the contract has been in effect for seven years; AND

    (2) the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

   o Life Annuity;

   o Joint and Last Survivor Annuity; and

   o Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

   o The GMIB must be elected at the time of application.

   o The annuitant must be age 82 or younger at the time the contract is issued.

   o The GMIB is irrevocable and will remain for as long as the contract remains in force.

 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all state jurisdictions.



ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   (1) in a lump sum;

   (2) as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

   (1) proper proof of the annuitant's death;

   (2) an election specifying the distribution method; and

   (3) any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit for all contracts)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   (1) the contract value;

   (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   (3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).


Optional Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.)


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).


Optional One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications listed above)


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   (1) the contract value;

   (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the applicable contract modifications listed above)


If the annuitant dies before the annuitization date, the death benefit will be the greater of:

   (1) the contract value; or

   (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS


Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:


   (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.


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

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES


Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:


     (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     (b)  the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     (a)  the annuitant's life expectancy; or if applicable,

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

   (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

(a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

     (1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

     (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

(b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRA or Simple IRA.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

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

(a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

     (1)  treat the contract as a Roth IRA established for his or her benefit;
          or

     (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

(b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

   (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

   (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    SEP IRAs;

o    Simple IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    "Non-Qualified Annuities."

Individual Retirement Annuities, SEP IRAs and Simple IRAs


Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:


o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

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

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.


In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and


(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   o a transfer of the contract from one contract owner to another; or

   o a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

  o  the failure to diversify was accidental;

  o  the failure is corrected; and

  o  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial adviser.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o    statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o semi-annual reports as of June 30 containing financial statements for the variable account; and

     o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

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LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


The general distributor, Security Distributor, Inc., is not engaged in any litigation of any material nature.

The general distributor, Waddell & Reed, Inc., is not engaged in any litigation of any material nature.


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units or the W&R Target Funds, Inc. - Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   o precious metals;

   o real estate;

   o stocks and bonds;

   o closed-end funds;

   o bank money market deposit accounts and passbook savings;

   o CDs; and

   o the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

o S&P 500;

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
o Shearson/Lehman Intermediate Government/Corporate Bond Index;

o Shearson/Lehman Long-Term Government/Corporate Bond Index;


o Donoghue Money Fund Average;

o U.S. Treasury Note Index;


o Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and o Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   o Lipper Analytical Services, Inc.;

   o CDA/Wiesenberger;

   o Morningstar;

   o Donoghue's;

   o magazines such as:

     o Money;

     o Forbes;

     o Kiplinger's Personal Finance Magazine;

     o Financial World;

     o Consumer Reports;

     o Business Week;

     o Time;

     o Newsweek;

     o National Underwriter; and

     o News and World Report;

   o LIMRA;

   o Value;

   o Best's Agent Guide;

   o Western Annuity Guide;

   o Comparative Annuity Reports;

   o Wall Street Journal;

   o Barron's;

   o Investor's Daily;

   o Standard & Poor's Outlook; and

   o Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and non-standardized "total return."

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options for a contract issued as a Tax Sheltered Annuity are chosen (3.15%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with variable account charges of 0.95%. No CDSC is reflected. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.


The standardized average annual total return and nonstandardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in    Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000    Account
                  ------------------                    -------------  -------------  -------------    -------

American Century Variable Portfolios, Inc. - American                                                    11/03/97
Century VP Income & Growth
American Century Variable Portfolios, Inc. - American                                                    11/03/97
Century VP International
American Century Variable Portfolios, Inc. - American                                                    11/03/97
Century VP Value
Credit Suisse Warburg Pincus Trust - Global                                                              11/03/97
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust - Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)
Credit Suisse Warburg Pincus Trust - International                                                       11/03/97
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Value Portfolio                                                     11/03/97
(formerly, Warburg Pincus Trust - Value Portfolio)
(formerly, Warburg Pincus Trust - Growth & Income
Portfolio)
Dreyfus Investment Portfolios - European Equity                                                          09/27/99
Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -                                                     11/03/97
Initial Shares
Dreyfus Stock Index Fund, Inc. - Initial Shares                                                          11/03/97
Dreyfus Variable Investment Fund - Appreciation                                                          11/03/97
Portfolio - Initial Shares (formerly, Dreyfus
Variable Investment Fund - Capital Appreciation
Portfolio)
Evergreen Variable Trust - Evergreen VA Blue Chip Fund                                                   05/01/00
Evergreen Variable Trust - Evergreen VA Capital                                                          05/01/00
Growth Fund
Evergreen Variable Trust - Evergreen VA Equity Index                                                     05/01/00
Fund
Evergreen Variable Trust - Evergreen VA Foundation                                                       05/01/00
Fund
Evergreen Variable Trust - Evergreen VA Fund                                                             05/01/00
Evergreen Variable Trust - Evergreen VA Global                                                           05/01/00
Leaders Fund
Evergreen Variable Trust - Evergreen VA Growth and                                                       05/01/00
Income Fund
Evergreen Variable Trust - Evergreen VA International                                                    05/01/00
Growth Fund
Evergreen Variable Trust - Evergreen VA Masters Fund                                                     05/01/00
Evergreen Variable Trust - Evergreen VA Omega Fund                                                       05/01/00
Evergreen Variable Trust - Evergreen VA Small Cap                                                        05/01/00
Value Fund
Evergreen Variable Trust - Evergreen VA Special                                                          05/01/00
Equity Fund

                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in    Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000    Account
                  ------------------                    -------------  -------------  -------------    -------
Evergreen Variable Trust - Evergreen VA Strategic                                                        05/01/00
Income Fund
Federated Insurance Series - Federated Quality Bond                                                      05/03/99
Fund II
Fidelity VIP Equity-Income Portfolio:  Service Class                                                     11/03/97
Fidelity VIP Growth Portfolio:  Service Class                                                            11/03/97
Fidelity VIP  High Income Portfolio:  Service Class                                                      11/03/97
Fidelity VIP Overseas Portfolio:  Service Class                                                          11/03/97
Fidelity VIP II Contrafund(R)Portfolio:  Service Class                                                   11/03/97
Fidelity VIP III Growth Opportunities Portfolio:                                                         11/03/97
Service Class
Janus Aspen Series - Capital Appreciation Portfolio:                                                     01/27/00
Service Shares
Janus Aspen Series - Global Technology Portfolio:                                                        01/27/00
Service Shares
Janus Aspen Series - International Growth Portfolio:                                                     01/27/00
Service Shares
NSAT Capital Appreciation Fund                                                                           11/03/97
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,                                                          11/03/97
Nationwide Mid Cap Index Fund)(formerly, Nationwide
Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly,                                                        11/03/97
Nationwide Equity Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly,                                                     11/03/97
Nationwide High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                                                                 10/02/00
NSAT Gartmore NSAT Global Technology and                                                                 10/02/00
Communications Fund
NSAT Gartmore NSAT International Growth Focus Fund                                                       10/02/00
NSAT Government Bond Fund                                                                                11/03/97
NSAT J.P. Morgan NSAT Balanced Fund (formerly,                                                           11/03/97
Nationwide Balanced Fund)
NSAT MAS NSAT Multi Sector Bond Fund* (formerly,                                                         11/03/97
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                                                                   10/31/97
NSAT Nationwide Global 50 Fund (formerly, NSAT                                                           11/03/97
Nationwide Global Equity Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT                                                    05/03/99
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                                                     11/03/97
NSAT Nationwide Small Company Fund                                                                       11/03/97
NSAT Nationwide Strategic Value Fund                                                                     11/03/97
NSAT Strong NSAT Mid Cap Growth Fund (formerly,                                                          11/03/97
Nationwide Strategic Growth Fund)

                                                                                         10 Years
                                                                                       or Date Fund
                                                                                       Available in    Date Fund
                                                                                       the Variable   Available in
                                                            1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/2000  to 12/31/2000  to 12/31/2000    Account
                  ------------------                     -------------  -------------  -------------    -------
NSAT Turner NSAT Growth Focus Fund                                                                        10/02/00
NSAT Total Return Fund                                                                                    11/03/97
Neuberger Berman AMT Guardian Portfolio                                                                   11/03/97
Neuberger Berman AMT Mid-Cap Growth Portfolio                                                             11/03/97
Neuberger Berman AMT Partners Portfolio                                                                   11/03/97
Oppenheimer Variable Account Funds - Oppenheimer                                                          11/03/97
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account Funds - Oppenheimer                                                          11/03/97
Capital Appreciation Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer  Growth Fund)
Oppenheimer Variable Account Funds - Oppenheimer
Global Securities Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main                                                     11/03/97
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)
Strong Opportunity Fund II, Inc.
The Universal Institutional Funds, Inc. - Emerging                                                        11/03/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap
Growth Portfolio
The Universal Institutional Funds, Inc. - U.S. Real                                                       09/25/00
Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging                                                    11/03/97
Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard                                                        11/03/97
Assets Fund
Victory Variable Insurance Funds - Diversified Stock
Fund: Class A
Victory Variable Insurance Funds - Small Company
Opportunity Fund: Class A
W&R Target Funds, Inc. - Asset Strategy Portfolio
W&R Target Funds, Inc. - Balanced Portfolio
W&R Target Funds, Inc. - Bond Portfolio
W&R Target Funds, Inc. - Core Equity Portfolio
W&R Target Funds, Inc. - Growth Portfolio
W&R Target Funds, Inc. - High Income Portfolio
W&R Target Funds, Inc. - International Portfolio
W&R Target Funds, Inc. - Limited-Term Bond Portfolio
W&R Target Funds, Inc. - Money Market Portfolio


                                                                                         10 Years
                                                                                       or Date Fund
                                                                                       Available in    Date Fund
                                                                                       the Variable   Available in
                                                            1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/2000  to 12/31/2000  to 12/31/2000    Account
                  ------------------                     -------------  -------------  -------------    -------
W&R Target Funds, Inc. - Science and Technology
Portfolio
W&R Target Funds, Inc. - Small Cap Portfolio
W&R Target Funds, Inc. - Value Portfolio


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT 0.95% (A CONTRACT WITH NO RIDER OPTIONS). FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.



                                                                                         10 Years
                                                                                      to 12/31/2000
                                                             1 Year        5 Years      or Life of     Date Fund
                   Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund        Effective
                   ------------------                     ------------- -------------      ----        ---------
American Century Variable Portfolios, Inc. - American                                                     10/30/97
Century VP Income & Growth
American Century Variable Portfolios, Inc. - American                                                     05/02/94
Century VP International
American Century Variable Portfolios, Inc. - American                                                     05/01/96
Century VP Value
Credit Suisse Warburg Pincus Trust - Global                                                               09/30/96
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust - Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust - Post-Venture Capital
Portfolio)
Credit Suisse Warburg Pincus Trust - International                                                        06/30/95
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Value Portfolio                                                      10/31/97
(formerly, Warburg Pincus Trust - Value Portfolio)
(formerly, Warburg Pincus Trust - Growth & Income
Portfolio)
Dreyfus Investment Portfolios - European Equity                                                           04/30/99
Portfolio - Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -                                                      10/06/93
Initial Shares
Dreyfus Stock Index Fund, Inc. - Initial Shares                                                           09/29/89
Dreyfus Variable Investment Fund - Appreciation                                                           04/05/93
Portfolio (formerly, Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)
Evergreen Variable Trust - Evergreen VA Blue Chip Fund
Evergreen Variable Trust - Evergreen VA Capital Growth
Fund
Evergreen Variable Trust - Evergreen VA Equity Index
Fund
Evergreen Variable Trust - Evergreen VA Foundation Fund


                                                                                         10 Years
                                                                                      to 12/31/2000
                                                             1 Year        5 Years      or Life of     Date Fund
                   Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund        Effective
                   ------------------                     ------------- -------------      ----        ---------
Evergreen Variable Trust - Evergreen VA Fund
Evergreen Variable Trust - Evergreen VA Global Leaders
Fund
Evergreen Variable Trust - Evergreen VA Growth and
Income Fund
Evergreen Variable Trust - Evergreen VA International
Growth Fund
Evergreen Variable Trust - Evergreen VA Masters Fund
Evergreen Variable Trust - Evergreen VA Omega Fund
Evergreen Variable Trust - Evergreen VA Small Cap Value
Fund
Evergreen Variable Trust - Evergreen VA Special Equity
Fund
Evergreen Variable Trust - Evergreen VA Strategic
Income Fund
Federated Insurance Series - Federated Quality Bond                                                       04/22/99
Fund II
Fidelity VIP Equity-Income Portfolio:  Service Class                                                      10/09/86
Fidelity VIP Growth Portfolio:  Service Class                                                             10/09/86
Fidelity VIP High Income Portfolio:  Service Class                                                        09/19/85
Fidelity VIP Overseas Portfolio:  Service Class                                                           01/28/87
Fidelity VIP II Contrafund(R)Portfolio:  Service Class                                                    01/03/95
Fidelity VIP III Growth Opportunities Portfolio:                                                          01/03/95
Service Class
Janus Aspen Series - Capital Appreciation Portfolio:
Service Shares
Janus Aspen Series - Global Technology Portfolio:
Service Shares
Janus Aspen Series - International Growth Portfolio:
Service Shares
NSAT Capital Appreciation Fund                                                                            04/15/92
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,                                                           10/31/97
Nationwide Mid Cap Index Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly,                                                         10/31/97
Nationwide Equity Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly,                                                      10/31/97
Nationwide High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund
NSAT Gartmore NSAT Global Technology and Communications
Fund
NSAT Gartmore NSAT International Growth Focus Fund
NSAT Government Bond Fund                                                                                 11/08/82
NSAT J.P. Morgan NSAT Balanced Fund (formerly,                                                            10/31/97
Nationwide Balanced Fund)
NSAT MAS NSAT Multi Sector Bond Fund* (formerly,                                                          10/31/97
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                                                                    11/10/81



                                                                                         10 Years
                                                                                      to 12/31/2000
                                                             1 Year        5 Years      or Life of     Date Fund
                   Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund        Effective
                   ------------------                     ------------- -------------      ----        ---------
NSAT Nationwide Global 50 Fund (formerly, NSAT                                                            10/31/97
Nationwide Global Equity Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT                                                     05/03/99
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                                                      10/31/97
NSAT Nationwide Small Company Fund                                                                        10/23/95
NSAT Nationwide Strategic Value Fund                                                                      10/31/97
NSAT Strong NSAT Mid Cap Growth Fund (formerly,                                                           10/31/97
Nationwide Strategic Growth Fund)
NSAT Turner NSAT Growth Focus Fund
NSAT Total Return Fund                                                                                    11/08/82
Neuberger Berman AMT Guardian Portfolio                                                                   11/03/97
Neuberger Berman AMT Mid-Cap Growth Portfolio                                                             11/03/97
Neuberger Berman AMT Partners Portfolio                                                                   03/22/94
Oppenheimer Variable Account Funds - Oppenheimer                                                          08/15/86
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account Funds - Oppenheimer                                                          04/03/85
Capital Appreciation Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer  Growth Fund)
Oppenheimer Variable Account Funds - Oppenheimer Global
Securities Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main                                                     07/05/95
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)
Strong Opportunity Fund II, Inc.
The Universal Institutional Funds, Inc. - Emerging                                                        06/19/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap
Growth Portfolio
The Universal Institutional Funds, Inc. - U.S. Real
Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging                                                    12/21/95
Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard                                                        09/01/89
Assets Fund
Victory Variable Insurance Funds - Diversified Stock
Fund: Class A
Victory Variable Insurance Funds - Small Company
Opportunity Fund: Class A
W&R Target Funds, Inc. - Asset Strategy Portfolio
W&R Target Funds, Inc. - Balanced Portfolio
W&R Target Funds, Inc. - Bond Portfolio
W&R Target Funds, Inc. - Core Equity Portfolio
W&R Target Funds, Inc. - Growth Portfolio

                                                                                         10 Years
                                                                                      to 12/31/2000
                                                             1 Year        5 Years      or Life of     Date Fund
                   Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund        Effective
                   ------------------                     ------------- -------------      ----        ---------
W&R Target Funds, Inc. - High Income Portfolio
W&R Target Funds, Inc. - International Portfolio
W&R Target Funds, Inc. - Limited-Term Bond Portfolio
W&R Target Funds, Inc. - Money Market Portfolio
W&R Target Funds, Inc. - Science and Technology
Portfolio
W&R Target Funds, Inc. - Small Cap Portfolio
W&R Target Funds, Inc. - Value Portfolio

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio, Financial Investors Variable Insurance Trust - Growth & Income Portfolio, and the W&R Target Funds, Inc. - Value Portfolio were added to the variable account effective May 1, 2001. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE
                                                                                                               ----
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................4
Condensed Financial Information...................................................................................4
Financial Statements.............................................................................................__

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.


There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either:
     (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Investment Objective: Seeks total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager,


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while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

EVERGREEN VARIABLE TRUST
The Evergreen Variable Trust ("Trust") is an open-end management investment company commonly referred to as a Mutual Fund. The Trust is designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification through its investment series (the "Funds"). Shares of the Funds are sold to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies.

The investment adviser to the Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Evergreen VA Global Leaders Fund and Evergreen VA Small Cap Value Fund and Evergreen VA Special Equity Fund is Evergreen Asset Management Corp., a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation. The Capital Management Group of FUNB serves as investment adviser to Evergreen VA Omega Fund. The First Capital Group of FUNB serves as investment adviser to the Evergreen VA Equity Index Fund. The investment adviser to the Evergreen VA Strategic Income Fund is Evergreen Investment Management Company, a wholly-owned subsidiary of FUNB.




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     EVERGREEN VA BLUE CHIP FUND
     Investment Objective: Seeks capital growth with the potential for income. The Fund seeks to meet its objective by investing primarily in common stocks of well-established, large U.S. companies with a long history of performance, typically recognizable names representing a broad range of securities.

     EVERGREEN VA CAPITAL GROWTH FUND
     Investment Objective: Seeks to provide long-term capital growth. The Fund seeks to meet its objective by investing primarily in common stocks of large U.S. companies which its portfolio managers believe have the potential for capital appreciation over the intermediate and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio managers believe may permit the Fund to achieve its investment objective.

     EVERGREEN VA EQUITY INDEX FUND
     Investment Objective: Seeks investment results that achieve price and yield performance similar to the S&P 500 Index. The Fund seeks to meet its objective by investing substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index.

     EVERGREEN VA FOUNDATION FUND
     Investment Objective: Seeks, in order of priority: reasonable income, conservation of capital and capital appreciation. The Fund seeks to meet its objective by investing, under normal conditions, at least 25% of its assets in debt securities and the remainder in equity securities. The equity securities that the Fund invests in will include common stocks, preferred stocks and securities convertible or exchangeable for common stocks. The Fund's fixed income portion will include corporate debt securities issued by the U.S. Treasury or by an agency or instrumentally of the U.S. government, bank obligations, and high quality commercial paper.

     EVERGREEN VA FUND
     Investment Objective: Seeks to achieve long-term capital growth. The Fund seeks to meet its objective by investing primarily in the common stocks of large U.S. companies.

     EVERGREEN VA GLOBAL LEADERS FUND
     Investment Objective: Seeks to provide investors with long-term capital growth. The Fund seeks to meet its objective by investing at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment advisor will screen the largest companies in major industrialized countries and the Fund will invest in the 100 best companies selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.

     EVERGREEN VA GROWTH AND INCOME FUND
     Investment Objective: Seeks capital growth in the value of its shares and current income. The Fund seeks to meet its objective by investing primarily in common stock and securities convertible into or exchangeable for common stocks of mid-sized U.S. companies. The Fund may also invest up to 25% of its assets in foreign securities.

     EVERGREEN VA INTERNATIONAL GROWTH FUND
     Investment Objective: Seeks long-term growth of capital and secondarily, modest income. The Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets countries and the formerly communist countries of eastern Europe.





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     EVERGREEN VA MASTERS FUND
     Investment Objectives: The Fund's investment objective is to seek long-term capital growth. The Fund's investment program is based on the Manager of Managers Strategy of First Union Bank's Evergreen Investment Management division (EIM). EIM allocates the Fund's portfolio assets on an approximately equal basis among a number of investment management organizations, each of which employs a different style. EIM has ultimate responsibility for the investment performance of the Fund. The style of each investment management organization is described below. EIM will continuously monitor the performance and investment styles of the Fund's portfolio managers. There can be no assurance that the Fund's investment objective will be achieved.

     Evergreen Asset Management Corp. ("Evergreen") will invest it's segment of the Fund's assets according to a value oriented strategy. Evergreen will invest in equity securities of U.S. and foreign companies with market capitalizations falling within the range of the Russell Midcap Growth Index of the time of the Fund's investment between approximately $500 million and $5 billion. Evergreen will invest in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential.

     MFS Institutional Advisors, Inc. ("MFS") will invest its segment of the portfolio according to its growth oriented investment strategy by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 1% and 10%) of its segment of the Fund's assets in foreign securities.

     OppenheimerFunds, Inc. ("Oppenheimer") manages its segment of the portfolio in accordance with a blended growth and value investment strategy. Investments are primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation.

     Putnam Investment Management, Inc. ("Putnam") invests its segment of the portfolio primarily, in accordance with its growth oriented investment strategy, in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation. In the evaluation of a company, more consideration is given to growth potential than to dividend income.

     EVERGREEN VA OMEGA FUND
     Investment Objective: Seeks long-term capital growth. The Fund seeks to meet its objective by investing primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.

     EVERGREEN VA SMALL CAP VALUE FUND
     Investment Objective: Seeks current income and capital growth in the value of its shares. The Fund seeks to meet its objective by investing primarily in common stocks of small U.S. companies (less than $1 billion in market capitalization). The Fund's equity




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     securities will include common stocks and securities convertible into common stock.

     EVERGREEN VA SPECIAL EQUITY FUND
     Investment Objective: Seeks capital growth. The Fund invests primarily in equity securities of U.S. companies with small market capitalizations. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index by investing principally in a diversified portfolio of common stocks of domestic companies. The Fund may purchase stocks initial public offerings ("IPOs").

     EVERGREEN VA STRATEGIC INCOME FUND
     Investment Objective: Seeks high current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities. The Fund seeks to meet its objective by allocating its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because


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     it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase


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     other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.


FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
The First Horizon Growth & Income and Capital Appreciation Portfolios are portfolios of the Financial Investors Variable Insurance Trust organized as a Delaware business trust on July 31, 2000. The trust is a diversified, open-end investment company that offers its shares as investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Seeks to achieve maximum total return through a combination of capital appreciation and dividend income by investing at least 65% of its total assets in equity securities. The Portfolio invests in common stock and American Depositary Receipts (ADRS) of U.S. and international companies that are traded on major domestic securities exchanges. The Portfolio may also invest in convertible securities. First Tennessee Bank National Association serves as the Portfolio's investment adviser and Highland Capital Management Corporation acts as the Portfolio's sub-adviser.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: Seeks to provide long-term capital appreciation. Currently, the Portfolio primarily invests in equity securities of companies with market capitalizations generally between $200 million and $2 billion at the time of purchase, with an average market capitalization of the Portfolio not to exceed $1.5 billion. The Portfolio may invest in preferred stock, bonds and debentures convertible into common stock of U.S. based companies of all sizes, industries, and geographical markets. The Portfolio may also invest in securities of foreign issuers. First Tennessee Bank National Association and Delaware Management Company serve as co-investment advisers to the Portfolio.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.




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NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
     Subadviser:  Federated Investment Counseling
     Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
     FUND) Subadviser: Federated Investment Counseling Investment Objective:
     Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communication related industries.

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     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
     Subadviser:  J.P. Morgan Investment Management, Inc.
     Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)
     Subadviser:  Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
     Subadviser:  J. P. Morgan Investment Management Inc.
     Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc. intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of

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     common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company, Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND
     Subadviser:  The Dreyfus Corporation
     Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital
     Management, Inc, and Waddell & Reed Investment Management Company). Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

     NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)
     Subadviser: Strong Capital Management Inc./Schafer Capital Management Inc. Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser:  Strong Capital Management Inc.
     Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND) Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: To seek capital appreciation through investment in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VICTORY VARIABLE INSURANCE FUNDS
The Victory Variable Insurance Funds (the "Trust") is a Delaware business trust formed on February 11, 1998. The Trust is offered exclusively through contracts offered by the separate accounts of participating insurance companies. Key Asset Management Inc. serves as the investment adviser for each fund offered through the Trust.

     DIVERSIFIED STOCK FUND: CLASS A
     Investment Objective: Seeks to provide long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

     SMALL COMPANY OPPORTUNITY FUND: CLASS A
     Investment Objective: Seeks to provide capital appreciation. The Fund pursues its objective by investing primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio.

W&R TARGET FUNDS, INC.
The Fund is an open-end, diversified management company organized as a Maryland corporation on December 2, 1986. The Fund sells its shares only to the separate accounts of participating insurance companies to fund certain variable life insurance policies and variable annuity contracts. Waddell &Reed Investment Management Company is the Fund's investment advisor.

     ASSET STRATEGY PORTFOLIO
     Investment Objective: The Asset Strategy Portfolio seeks high total return over the long-term. It seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments, both in the United States and abroad.

     BALANCED PORTFOLIO
     Investment Objective: The Balanced Portfolio seeks as a primary goal, current income, with a secondary goal of long-term appreciation of capital. It invests primarily in a mix of stocks, fixed-income securities and cash, depending on market conditions.

     BOND PORTFOLIO
     Investment Objective: The Bond Portfolio seeks a reasonable return with emphasis on preservation of capital. It seeks to achieve its goal by investing primarily in domestic debt securities, usually of investment grade.

     CORE EQUITY PORTFOLIO
     Investment Objective: The Core Equity Portfolio seeks capital growth and income. It seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies that have a record of paying regular dividends on common stock or have the potential for capital appreciation, or are expected to resist market decline.

     GROWTH PORTFOLIO
     Investment Objective: The Growth Portfolio seeks capital growth, with a secondary goal of current income. It seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies.

     HIGH INCOME PORTFOLIO
     Investment Objective: The High Income Portfolio seeks as a primary goal, high current income with a secondary goal of capital growth. It seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are consistent with the Portfolio's goals.

     INTERNATIONAL PORTFOLIO
     Investment Objective: The International Portfolio seeks as a primary goal, long-term appreciation of capital, with a secondary goal of current income. It seeks to achieve its goals by investing primarily in common stocks of foreign companies that may have the potential for long-term growth.

     LIMITED-TERM BOND PORTFOLIO
     Investment Objective: The Limited-Term Bond Portfolio seeks a high level of current income consistent with preservation of capital. It seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including U.S. Government securities.

     MONEY MARKET PORTFOLIO
     Investment Objective: The Money Market Portfolio seeks current income consistent with stability of principal. It seeks to achieve it goal by investing in U.S. dollar-denominated high quality money market obligations and instruments.

     SCIENCE AND TECHNOLOGY PORTFOLIO
     Investment Objective: The Science and Technology Portfolio seeks long-term capital growth. It seeks to achieve its goals by concentrating its investments primarily in science and technology equity securities of U.S. and foreign companies.

     SMALL CAP PORTFOLIO
     Investment Objective: The Small Cap Portfolio seeks capital growth. It seeks to achieve its goal by investing primarily in common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.


     VALUE PORTFOLIO
     Investment Objective: The Value Portfolio seeks long-term capital appreciation of capital by investing, during normal market conditions, primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no rider options (the minimum variable account charge of 0.95%) and contracts with all available rider options available on December 31, 2000 (the maximum variable account charge of 2.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:

                           CALLING:   1-800-848-6331, TDD 1-800 238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, 01-05P1
                                      Columbus, Ohio 43215
                           CHECKING ON-LINE AT:      www.bestofamerica.com


                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)
           (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
American Century
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ                            15.291612           13.539187         -11.46%           7,018,117            2000
                                13.081019           15.291612          16.90%           5,320,425            1999
                                10.409767           13.081019          25.66%           2,097,666            1998
                                10.000000           10.409767           4.10%              20,646            1997

American Century
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ         19.282175           15.886136         -17.61%           7,422,625            2000
                                11.866841           19.282175          62.49%           5,138,722            1999
                                10.088106           11.866841          17.63%           2,651,670            1998
                                10.000000           10.088106           0.88%              39,079            1997

American Century
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ                 10.498316           12.285793          17.03%           3,301,779            2000
                                10.689857           10.498316          -1.79%           1,971,574            1999
                                10.296896           10.689857           3.82%           1,219,884            1998
                                10.000000           10.296896           2.97%              57,340            1997

Credit Suisse Warburg
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ             16.833540           13.516337         -19.71%             664,992            2000
                                10.394476           16.833540          61.95%             753,471            1999
                                 9.852750           10.394476           5.50%             397,541            1998
                                10.000000            9.852750          -1.47%               8,875            1997

Credit Suisse Warburg
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ             14.993656           11.005780         -26.60%           1,280,898            2000
                                 9.865775           14.993656          51.98%           1,574,730            1999
                                 9.454794            9.865775           4.35%             975,805            1998
                                10.000000            9.454794          -5.45%             266,818            1997

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
Credit Suisse Warburg
Pincus Trust - Value
Portfolio(1) - Q/NQ             12.124398           13.079940           7.88%             808,299            2000
                                11.521372           12.124398           5.23%             826,064            1999
                                10.373620           11.521372          11.06%             702,417            1998
                                10.000000           10.373620           3.74%              13,398            1997

Dreyfus Investment
Portfolios - European
Equity Portfolio - Q/NQ         12.898688           12.521432          -2.92%           7,687,629            2000
                                10.000000           12.898688          28.99%              95,668            1999

The Dreyfus Socially
Responsible Growth
Fund, Inc. - Q/NQ               16.794438           14.800297         -11.87%           7,687,629            2000
                                13.034607           16.794438          28.84%           4,588,496            1999
                                10.171132           13.034607          28.15%           1,586,203            1998
                                10.000000           10.171132           1.71%              41,603            1997

Dreyfus Stock Index
Fund, Inc. - Q/NQ               15.692141           14.101205         -10.14%          36,569,247            2000
                                13.135997           15.692141          19.46%          29,064,270            1999
                                10.343734           13.135997          26.99%          13,389,246            1998
                                10.000000           10.343734           3.44%             387,437            1997

Dreyfus Variable
Investment Fund
-Appreciation
Portfolio(2) - Q/NQ             14.595134           14.363060          -1.59%           5,495,982            2000
                                13.220513           14.595134          10.40%           5,518,293            1999
                                10.249990           13.220513          28.98%           2,590,407            1998
                                10.000000           10.249990           2.50%              59,606            1997

Federated Insurance
Series - Federated
Quality Bond Fund II -
Q/NQ                             9.806807           10.729245           9.41%           1,638,098            2000
                                10.000000            9.806807          -1.93%             347,680            1999

Fidelity VIP
Equity-Income
Portfolio: Service
Class - Q/NQ                    12.021290           12.89641            7.28%          15,756,237            2000
                                11.422130           12.021290           5.25%          14,617,298            1999
                                10.338433           11.422130          10.48%           9,062,065            1998
                                10.000000           10.338433           3.88%             277,274            1997

Fidelity VIP Growth
Portfolio: Service
Class - Q/NQ                    18.830990           16.588646         -11.91%          21,776,437            2000
                                13.848033           18.830990          35.98%          15,207,362            1999
                                10.030842           13.848033          38.05%           4,170,789            1998
                                10.000000           10.030842           0.31%             116,824            1997

Fidelity VIP High
Income Portfolio:
Service Class - Q/NQ            10.262325            7.866679         -23.34%           9,388,222            2000
                                 9.586675           10.262325           7.05%           9,053,822            1999
                                10.126638            9.586675          -5.33%           6,089,908            1998
                                10.000000           10.126638           1.27%             205,072            1997

(1) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.
(2) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
Fidelity VIP Overseas
Portfolio: Service
Class - Q/NQ                    15.589761           12.485012         -19.92%           4,123,737            2000
                                11.047878           15.589761          41.11%           3,033,012            1999
                                 9.902344           11.047878          11.57%           1,388,856            1998
                                10.000000            9.902344          -0.98%              62,522            1997

Fidelity VIP II
Contrafund(R)Portfolio:
Service Class - Q/NQ            15.755094           14.558242          -7.60%          16,830,929            2000
                                12.812355           15.755094          22.97%          13,447,724            1999
                                 9.954885           12.812355          28.70%           5,839,973            1998
                                10.000000            9.954885          -0.45%             231,858            1997

Fidelity VIP III Growth
Opportunities
Portfolio: Service
Class - Q/NQ                    13.235715           10.858509         -17.96%           7,163,757            2000
                                12.826216           13.235715           3.19%           7,531,248            1999
                                10.400464           12.826216          23.32%           4,035,262            1998
                                10.000000           10.400464           4.00%             140,753            1997

Janus Aspen Series -
Capital Appreciation
Portfolio: Service
Shares-Q/NQ                     10.000000            8.164119         -18.36%           9,411,277            2000

Janus Aspen Series -
Global Technology
Portfolio: Service
Shares-Q/NQ                     10.000000            6.524649         -34.75%           8,158,988            2000

Janus Aspen Series -
International Growth
Portfolio: Service
Shares-Q/NQ                     10.000000            8.200976         -17.99%           7,884,779            2000

NSAT Capital
Appreciation Fund - Q/NQ        13.808913           10.049026         -27.23%          11,687,235            2000
                                13.369463           13.808913           3.29%          13,477,152            1999
                                10.385596           13.369463          28.73%           8,897,790            1998
                                10.000000           10.385596           3.86%             150,657            1997

NSAT Dreyfus NSAT Mid
Cap Index Fund(1) Q/NQ          13.078919           14.925432          14.12%           1,946,950            2000
                                10.919701           13.078919          19.77%             554,181            1999
                                 9.949100           10.919701           9.76%             355,668            1998
                                10.000000            9.949100          -0.51%               8,862            1997

NSAT Federated NSAT
Equity Income Fund(2)-
Q/NQ                            13.600816           12.041215         -11.47%           1,349,271            2000
                                11.588459           13.600816          17.37%             943,926            1999
                                10.161693           11.588459          14.04%             576,925            1998
                                10.000000           10.161693           1.62%              38,169            1997

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
NSAT Federated NSAT
High Income Bond Fund(1)
- Q/NQ                          10.938415            9.938283          -9.14%           2,338,128            2000
                                10.701912           10.938415           2.21%           2,207,614            1999
                                10.212505           10.701912           4.79%           1,359,204            1998
                                10.000000           10.212505           2.13%              48,707            1997

NSAT - Gartmore NSAT
Emerging Markets
Fund-Q/NQ                       10.000000            8.692251         -13.08%               4,778            2000

NSAT - Gartmore NSAT
Global Technology and
Communications Fund-Q/NQ        10.000000            6.003728         -39.96%             273,699            2000

NSAT - Gartmore NSAT
International Growth
Fund - Q/NQ                     10.000000            9.228501          -7.71%                 906            2000

NSAT Government Bond
Fund - Q/NQ                     10.583479           11.797971          11.48%          12,064,797            2000
                                10.941842           10.583479          -3.28%          11,399,244            1999
                                10.143182           10.941842           7.87%           6,734,614            1998
                                10.000000           10.143182           1.43%             205,716            1997

NSAT J.P Morgan NSAT
Balanced Fund(2) - Q/NQ         10.834304           10.694236          -1.29%           4,138,035            2000
                                10.844036           10.834304          -0.09%           3,654,295            1999
                                10.130674           10.844036           7.04%           1,957,796            1998
                                10.000000           10.130674           1.31%              44,525            1997

NSAT MAS NSAT Multi
Sector Bond Fund(3) - Q/NQ      10.313452           10.793620           4.66%           3,659,345            2000
                                10.252876           10.313452           0.59%           2,943,427            1999
                                10.088793           10.252876           1.63%           1,848,317            1988
                                10.000000           10.88793            0.89%              55,043            1997

NSAT Money Market Fund*
- Q/NQ                          10.909142           11.457292           5.02%          16,687,257            2000
                                10.504509           10.909142           3.85%          16,274,387            1999
                                10.074129           10.504509           4.27%          10,403,509            1998
                                10.000000           10.074129           0.74%             737,584            1997

NSAT Nationwide Global
50 Fund(4) - Q/NQ               14.515197           12.606419         -13.15%           1,556,485            2000
                                11.921445           14.515197          21.76%           1,252,462            1999
                                10.102208           11.921445          18.01%             679,266            1998
                                10.000000           10.102208           1.02%              28,786            1997

(1) Formerly, NSAT Nationwide High Income Bond Fund.
(2) Formerly, NSAT Nationwide Balanced Fund.
(3) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(4) Formerly, NSAT Nationwide Global Equity Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was ___%.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
NSAT Nationwide Small
Cap Growth Fund(1) - Q/NQ       20.372476           16.916678         -16.96%             1,026,407          2000
                                10.000000           20.372476         103.72%              292,996           1999

NSAT Nationwide Small
Cap Value Fund - Q/NQ           11.943543           13.155704          10.15%           4,814,143            2000
                                 9.432351           11.943543          26.62%           3,199,322            1999
                                 9.823904            9.432351          -3.99%           1,933,320            1998
                                10.000000            9.823904          -1.76%              71,786            1997

NSAT Nationwide Small
Company Fund - Q/NQ             13.720318           14.799910           7.87%           6,380,063            2000
                                 9.617964           13.720318          42.65%           3,791,895            1999
                                 9.613184            9.617964           0.05%           2,510,746            1998
                                10.000000            9.613184          -3.87%              86,736            1997

NSAT Nationwide
Strategic Value Fund -
Q/NQ                             9.687523           10.326230           6.59%             937,667            2000
                                10.090240            9.687523          -3.99%             852,556            1999
                                10.147459           10.090240          -0.56%             850,924            1998
                                10.000000           10.147459           1.47%              25,735            1997

NSAT Strong NSAT Mid
Cap Growth Fund(2)- Q/NQ        21.195607           17.766242         -16.18%           3,465,292            2000
                                11.582258           21.195607          83.00%           2,183,476            1999
                                10.204129           11.582258          13.51%             488,769            1998
                                10.000000           10.204129           2.04%              21,892            1997

NSAT Total Return Fund
- Q/NQ                          12.689484           12.303050          -3.05%          21,604,237            2000
                                11.979444           12.689484           5.93%          21,177,608            1999
                                10.242940           11.979444          16.95%          13,831,346            1998
                                10.000000           10.242940           2.43%             379,933            1997

NSAT - Turner NSAT
Growth Focus Fund - Q/NQ        10.000000            6.329633         -36.70%             115,377            2000

Neuberger Berman AMT
Guardian Portfolio -
Q/NQ                            15.595438           15.622790           0.18%           2,192,932            2000
                                13.699229           15.595438          13.84%           1,895,804            1999
                                10.504106           13.699229          30.42%           1,181,196            1998
                                10.000000           10.504106           5.04%              14,718            1997

Neuberger Berman AMT
Mid-Cap Growth
Portfolio - Q/NQ                24.609353           22.558120          -8.34%           4,352,721            2000
                                16.144809           24.609353          52.43%           2,061,773            1999
                                11.702355           16.144809          37.96%             882,530            1998
                                10.000000           11.702355          17.02%              52,055            1997

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, NSAT Nationwide Strategic Growth Fund.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
Neuberger Berman AMT
Partners Portfolio -
Q/NQ                            11.122733           11.094953          -0.25%           5,060,822            2000
                                10.458607           11.122733           6.35%           6,033,798            1999
                                10.132434           10.458607           3.22%           5,860,893            1998
                                10.000000           10.132434           1.32%             939,717            1997

Oppenheimer Variable
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ        19.295630           16.965058         -12.08%           8,632,368            2000
                                10.609896           19.295630          81.86%           3,681,008            1999
                                 9.533314           10.609896          11.29%           1,531,314            1998
                                10.000000            9.533314          -4.67%              39,292            1997

Oppenheimer Variable
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ                            16.935851           16.737106          -1.17%           9,380,540            2000
                                12.070167           16.935851          40.31%           4,954,549            1999
                                 9.827325           12.070167          22.82%           2,000,671            1998
                                10.000000            9.827325          -1.73%              44,167            1997

Oppenheimer Variable
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ                            10.000000            9.537743          -4.62%           1,256,646            2000

Oppenheimer Variable
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ               12.826564           11.590413          -9.64%           9,160,618            2000
                                10.639805           12.826564          20.55%           5,313,570            1999
                                10.259486           10.639805           3.71%           2,582,656            1998
                                10.000000           10.259486           2.59%              58,403            1997

Strong Opportunity Fund
II, Inc. - Q/NQ                 10.000000            9.792343          -2.08%             752,001            2000

The Universal
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(4)- Q/NQ          9.477539           10.456971          10.33%             638,919            2000
                                 7.395794            9.477539          28.15%             388,657            1999
                                10.425451            7.395794         -29.06%             301,931            1998
                                10.000000           10.425451           4.25%               8,418            1997

The Universal
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ                10.000000            8.634485         -13.66%             108,847            2000

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
The Universal
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ                10.561250           10.987658           4.04%           2,318,276            2000

Van Eck Worldwide
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ             11.409292            6.569856         -42.42%           1,926,318            2000
                                 5.751082           11.409292          98.38%           1,647,464            1999
                                 8.814851            5.751082         -34.76%             497,198            1998
                                10.000000            8.814851         -11.85%              27,488            1997

Van Eck Worldwide
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ                      7.358645            8.120188          10.35%             466,988            2000
                                 6.139717            7.358645          19.85%             415,476            1999
                                 8.979477            6.139717         -31.63%             197,748            1998
                                10.000000            8.979477         -10.21%              17,265            1997

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.70%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 2.70% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
American Century
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ                            10.000000            8.838625         -11.61%                   0            2000

American Century
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ         10.000000            8.499520         -15.00%                   0            2000

American Century
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ                 10.000000           11.739398          17.39%                   0            2000

Credit Suisse Warburg
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ             10.000000            7.475337         -25.25%                   0            2000

Credit Suisse Warburg
Pincus Trust -
International Equity
Portfolio - Q/NQ                10.000000            7.932905         -20.67%                   0            2000

Credit Suisse Warburg
Pincus Trust - Value
Portfolio(2) - Q/N              10.000000           10.732010           7.32%                   0            2000

Dreyfus Investment
Portfolios - European
Equity Portfolio - Q/NQ         10.000000            9.185640           8.14%                   0            2000

The Dreyfus Socially
Responsible Growth
Fund, Inc. - Q/NQ               10.000000            8.664830         -13.35%                   0            2000

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
Dreyfus Stock Index
Fund, Inc. - Q/NQ               10.000000            8.888515         -11.11%                   0            2000

Dreyfus Variable
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ             10.000000            9.680986          -3.19%                   0            2000

Federated Insurance
Series - Federated
Quality Bond Fund II -
Q/NQ                            10.000000           10.731709           7.32%                   0            2000

Fidelity VIP
Equity-Income
Portfolio: Service
Class - Q/NQ                    10.000000           10.759515           7.60%                   0            2000

Fidelity VIP Growth
Portfolio: Service
Class - Q/NQ                    10.000000            8.387867         -16.12%                   0            2000

Fidelity VIP High
Income Portfolio:
Service Class - Q/NQ            10.000000            7.963839         -20.36%                   0            2000

Fidelity VIP Overseas
Portfolio: Service
Class - Q/NQ                    10.000000            8.311653         -16.88%                   0            2000

Fidelity VIP II
Contrafund(R)Portfolio:
Service Class - Q/NQ            10.000000            9.151778          -8.48%                   0            2000

Fidelity VIP III Growth
Opportunities
Portfolio: Service
Class - Q/NQ                    10.000000            8.413597         -15.86%                   0            2000

Janus Aspen Series -
Capital Appreciation
Portfolio: Service
Shares-Q/NQ                     10.000000            7.790991         -22.09%                   0            2000

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
Janus Aspen Series -
Global Technology
Portfolio: Service
Shares-Q/NQ                     10.000000            6.656963         -33.43%                   0            2000

Janus Aspen Series -
International Growth
Portfolio: Service
Shares-Q/NQ                     10.000000            7.809047         -21.91%                   0            2000

NSAT Capital
Appreciation Fund - Q/NQ        10.000000            7.267441         -27.33%                   0            2000

NSAT Dreyfus NSAT Mid
Cap Index Fund(1)-Q/NQ          10.000000           10.328517           3.29%                   0            2000

NSAT Federated NSAT
Equity Income Fund(2) -
Q/NQ                            10.000000            8.601877         -13.98%                   0            2000

NSAT Federated NSAT
High Income Bond Fund(3)
- Q/NQ                          10.000000            9.294175          -7.06%                   0            2000

NSAT - Gartmore NSAT
Emerging Markets
Fund-Q/NQ                       10.000000            8.654935         -13.45%                   0            2000

NSAT - Gartmore NSAT
Global Technology and
Communications Fund-Q/NQ        10.000000            5.977838         -40.22%                   0            2000

NSAT - Gartmore NSAT
International Growth
Fund - Q/NQ                     10.000000            9.188980          -8.11%                   0            2000

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
NSAT Government Bond
Fund - Q/NQ                     10.000000           10.849560           8.50%                   0            2000

NSAT J.P. Morgan NSAT
Balanced Fund(1) - Q/NQ         10.000000            9.563920          -4.36%                   0            2000

NSAT MAS NSAT Multi
Sector Bond Fund(2) - Q/NQ      10.000000           10.304682           3.05%                   0            2000

NSAT Money Market Fund*
- Q/NQ                          10.000000           10.225147           2.25%                   0            2000

NSAT Nationwide Global
50 Fund(3) - Q/NQ               10.000000            8.751271         -12.49%                   0            2000

NSAT Nationwide Small
Cap Growth Fund(4) - Q/NQ       10.000000            7.973297         -20.27%                   0            2000

NSAT Nationwide Small
Cap Value Fund - Q/NQ           10.000000            9.335729          -6.64%                   0            2000

NSAT Nationwide Small
Company Fund - Q/NQ             10.000000            9.989996          -0.10%                   0            2000

NSAT Nationwide
Strategic Value Fund -
Q/NQ                            10.000000            9.978634          -0.21%                   0            2000

NSAT Strong NSAT Mid
Cap Growth Fund(5) - Q/NQ       10.000000            8.004697         -19.95%                   0            2000

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was ___%.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
NSAT Total Return Fund
- Q/NQ                          10.000000            9.393473          -6.07%                   0            2000

NSAT - Turner NSAT
Growth Focus Fund - Q/NQ        10.000000            6.302307         -36.98%                   0            2000

Neuberger Berman AMT
Guardian Portfolio -
Q/NQ                            10.000000            9.452864          -5.47%                   0            2000

Neuberger Berman AMT
Mid-Cap Growth
Portfolio - Q/NQ                10.000000            8.406882         -15.93%                   0            2000

Neuberger Berman AMT
Partners Portfolio -
Q/NQ                            10.000000           10.038082           0.38%                   0            2000

Oppenheimer Variable
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ        10.000000            7.683659         -23.16%                   0            2000

Oppenheimer Variable
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ                            10.000000            8.907546         -10.92%                   0            2000

Oppenheimer Variable
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ                            10.000000            9.426043          -5.74%                   0            2000

Oppenheimer Variable
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ               10.000000            8.892129         -11.08%                   0            2000

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
Strong Opportunity Fund
II, Inc. - Q/NQ                 10.000000            9.677661          -3.22%                   0            2000

The Universal
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ        10.000000           10.411546           4.12%                   0            2000

The Universal
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ                10.000000            8.533203         -14.67%                   0            2000

The Universal
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ                11.030710           11.420896           3.54%                   0            2000

Van Eck Worldwide
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ             10.000000            6.310754         -36.89%                   0            2000

Van Eck Worldwide
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ                     10.000000           10.727374           7.27%                   0            2000

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, 01-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS



                                                                                                               PAGE
                                                                                                               ----
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................4
Condensed Financial Information...................................................................................4
Financial Statements.............................................................................................__


GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $_____ billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to NISC.


The contracts, which are offered continuously, are distributed by Security Distributors, Inc., 700 SW Harrison, Topeka, Kansas 66636. No underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (2.70%) was 3.37%. The NSAT Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. The NSAT Money Market Fund's seven-day effective yield for the maximum number of options available as of December 31, 2000 (2.70%) was 3.43%.


The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Any current yield quotations of the W&R Target Funds, Inc. - Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The W&R Target Funds, Inc. - Money Market Portfolio's seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (2.00%) was 3.94%. The W&R Target Funds, Inc. - Money Market Portfolio's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. The W&R Target Funds, Inc. - Money Market Portfolio's seven-day effective yield for the maximum number of options as of December 31, 2000 (2.00%) was 4.01%.


The W&R Target Funds, Inc. - Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the W&R Target Funds, Inc. - Money Market Portfolio determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the W&R Target Funds, Inc. - Money Market Portfolio 's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in W&R Target Funds, Inc. - Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 2000 (2.70%), except for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (0.95%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2000. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION (BOA FUTURE/VALUEBUILDER FUTURE)

Accumulation unit values for accumulation units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)
                    (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                15.291612           13.539187         -11.46%           7,018,117            2000
Variable Portfolios,            13.081019           15.291612          16.90%           5,320,425            1999
Inc. - American Century         10.409767           13.081019          25.66%           2,097,666            1998
VP Income & Growth -            10.000000           10.409767           4.10%              20,646            1997
Q/NQ

American Century                19.282175           15.886136         -17.61%           7,422,625            2000
Variable Portfolios,            11.866841           19.282175          62.49%           5,138,722            1999
Inc. - American Century         10.088106           11.866841          17.63%           2,651,670            1998
VP International - Q/NQ         10.000000           10.088106           0.88%              39,079            1997


American Century                10.498316           12.285793          17.03%           3,301,779            2000
Variable Portfolios,            10.689857           10.498316          -1.79%           1,971,574            1999
Inc. - American Century         10.296896           10.689857           3.82%           1,219,884            1998
VP Value - Q/NQ                 10.000000           10.296896           2.97%              57,340            1997


Credit Suisse Warburg           16.833540           13.516337         -19.71%             664,992            2000
Pincus Trust - Global           10.394476           16.833540          61.95%             753,471            1999
Post-Venture Capital             9.852750           10.394476           5.50%             397,541            1998
Portfolio(1) - Q/NQ             10.000000            9.852750          -1.47%               8,875            1997


Credit Suisse Warburg           14.993656           11.005780         -26.60%           1,280,898            2000
Pincus Trust -                   9.865775           14.993656          51.98%           1,574,730            1999
International Equity             9.454794            9.865775           4.35%             975,805            1998
Portfolio(2) - Q/NQ             10.000000            9.454794          -5.45%             266,818            1997


Credit Suisse Warburg           12.124398           13.079940           7.88%             808,299            2000
Pincus Trust - Value            11.521372           12.124398           5.23%             826,064            1999
Portfolio(3) - Q/NQ             10.373620           11.521372          11.06%             702,417            1998
                                10.000000           10.373620           3.74%              13,398            1997


Dreyfus Investment              12.898688           12.521432          -2.92%           7,687,629            2000
Portfolios - European           10.000000           12.898688          28.99%              95,668            1999
Equity Portfolio - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            16.794438           14.800297         -11.87%           7,687,629            2000
Responsible Growth              13.034607           16.794438          28.84%           4,588,496            1999
Fund, Inc. - Q/NQ               10.171132           13.034607          28.15%           1,586,203            1998
                                10.000000           10.171132           1.71%              41,603            1997

Dreyfus Stock Index             15.692141           14.101205         -10.14%          36,569,247            2000
Fund, Inc. - Q/NQ               13.135997           15.692141          19.46%          29,064,270            1999
                                10.343734           13.135997          26.99%          13,389,246            1998
                                10.000000           10.343734           3.44%             387,437            1997

Dreyfus Variable                14.595134           14.363060          -1.59%           5,495,982            2000
Investment Fund                 13.220513           14.595134          10.40%           5,518,293            1999
-Appreciation                   10.249990           13.220513          28.98%           2,590,407            1998
Portfolio(1) - Q/NQ             10.000000           10.249990           2.50%              59,606            1997

Federated Insurance              9.806807           10.729245           9.41%           1,638,098            2000
Series - Federated              10.000000            9.806807          -1.93%             347,680            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.021290           12.89641            7.28%          15,756,237            2000
Equity-Income                   11.422130           12.021290           5.25%          14,617,298            1999
Portfolio: Service              10.338433           11.422130          10.48%           9,062,065            1998
Class - Q/NQ                    10.000000           10.338433           3.88%             277,274            1997

Fidelity VIP Growth             18.830990           16.588646         -11.91%          21,776,437            2000
Portfolio: Service              13.848033           18.830990          35.98%          15,207,362            1999
Class - Q/NQ                    10.030842           13.848033          38.05%           4,170,789            1998
                                10.000000           10.030842           0.31%             116,824            1997

Fidelity VIP High               10.262325            7.866679         -23.34%           9,388,222            2000
Income Portfolio:                9.586675           10.262325           7.05%           9,053,822            1999
Service Class - Q/NQ            10.126638            9.586675          -5.33%           6,089,908            1998
                                10.000000           10.126638           1.27%             205,072            1997

Fidelity VIP Overseas           15.589761           12.485012         -19.92%           4,123,737            2000
Portfolio: Service              11.047878           15.589761          41.11%           3,033,012            1999
Class - Q/NQ                     9.902344           11.047878          11.57%           1,388,856            1998
                                10.000000            9.902344          -0.98%              62,522            1997

Fidelity VIP II                 15.755094           14.558242          -7.60%          16,830,929            2000
Contrafund(R) Portfolio:        12.812355           15.755094          22.97%          13,447,724            1999
Service Class - Q/NQ             9.954885           12.812355          28.70%           5,839,973            1998
                                10.000000            9.954885          -0.45%             231,858            1997



(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth         13.235715           10.858509         -17.96%           7,163,757            2000
Opportunities                   12.826216           13.235715           3.19%           7,531,248            1999
Portfolio: Service              10.400464           12.826216          23.32%           4,035,262            1998
Class - Q/NQ                    10.000000           10.400464           4.00%             140,753            1997


Janus Aspen Series -            10.000000            8.164119         -18.36%           9,411,277            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            6.524649         -34.75%           8,158,988            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.200976         -17.99%           7,884,779            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    13.808913           10.049026         -27.23%          11,687,235            2000
Appreciation Fund - Q/NQ        13.369463           13.808913           3.29%          13,477,152            1999
                                10.385596           13.369463          28.73%           8,897,790            1998
                                10.000000           10.385596           3.86%             150,657            1997

NSAT Dreyfus NSAT Mid           13.078919           14.925432          14.12%           1,946,950            2000
Cap Index Fund(1) Q/NQ          10.919701           13.078919          19.77%             554,181            1999
                                 9.949100           10.919701           9.76%             355,668            1998
                                10.000000            9.949100          -0.51%               8,862            1997

NSAT Federated NSAT             13.600816           12.041215         -11.47%           1,349,271            2000
Equity Income Fund(2) -         11.588459           13.600816          17.37%             943,926            1999
Q/NQ                            10.161693           11.588459          14.04%             576,925            1998
                                10.000000           10.161693           1.62%              38,169            1997

NSAT Federated NSAT             10.938415            9.938283          -9.14%           2,338,128            2000
High Income Bond Fund(3)        10.701912           10.938415           2.21%           2,207,614            1999
- Q/NQ                          10.212505           10.701912           4.79%           1,359,204            1998
                                10.000000           10.212505           2.13%              48,707            1997


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT - Gartmore NSAT            10.000000            8.692251         -13.08%               4,778            2000
Emerging Markets
Fund - Q/NQ



NSAT - Gartmore NSAT            10.000000            6.003728         -39.96%             273,699            2000
Global Technology and
Communications Fund - Q/NQ




NSAT - Gartmore NSAT            10.000000            9.228501          -7.71%                 906            2000
International Growth
Fund - Q/NQ



NSAT Government Bond            10.583479           11.797971          11.48%          12,064,797            2000
Fund - Q/NQ                     10.941842           10.583479          -3.28%          11,399,244            1999
                                10.143182           10.941842           7.87%           6,734,614            1998
                                10.000000           10.143182           1.43%             205,716            1997


NSAT J.P Morgan NSAT            10.834304           10.694236          -1.29%           4,138,035            2000
Balanced Fund(1) - Q/NQ         10.844036           10.834304          -0.09%           3,654,295            1999
                                10.130674           10.844036           7.04%           1,957,796            1998
                                10.000000           10.130674           1.31%              44,525            1997


NSAT MAS NSAT Multi             10.313452           10.793620           4.66%           3,659,345            2000
Sector Bond Fund(2) - Q/NQ      10.252876           10.313452           0.59%           2,943,427            1999
                                10.088793           10.252876           1.63%           1,848,317            1988
                                10.000000           10.88793            0.89%              55,043            1997


NSAT Money Market Fund*         10.909142           11.457292           5.02%          16,687,257            2000
- Q/NQ                          10.504509           10.909142           3.85%          16,274,387            1999
                                10.074129           10.504509           4.27%          10,403,509            1998
                                10.000000           10.074129           0.74%             737,584            1997


NSAT Nationwide Global          14.515197           12.606419         -13.15%           1,556,485            2000
50 Fund(3) - Q/NQ               11.921445           14.515197          21.76%           1,252,462            1999
                                10.102208           11.921445          18.01%             679,266            1998
                                10.000000           10.102208           1.02%              28,786            1997


NSAT Nationwide Small           20.372476           16.916678         -16.96%             1,026,407          2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.372476         103.72%              292,996           1999


(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           11.943543           13.155704          10.15%           4,814,143            2000
Cap Value Fund - Q/NQ            9.432351           11.943543          26.62%           3,199,322            1999
                                 9.823904            9.432351          -3.99%           1,933,320            1998
                                10.000000            9.823904          -1.76%              71,786            1997

NSAT Nationwide Small           13.720318           14.799910           7.87%           6,380,063            2000
Company Fund - Q/NQ              9.617964           13.720318          42.65%           3,791,895            1999
                                 9.613184            9.617964           0.05%           2,510,746            1998
                                10.000000            9.613184          -3.87%              86,736            1997

NSAT Nationwide                  9.687523           10.326230           6.59%             937,667            2000
Strategic Value Fund - Q/NQ     10.090240            9.687523          -3.99%             852,556            1999
                                10.147459           10.090240          -0.56%             850,924            1998
                                10.000000           10.147459           1.47%              25,735            1997

NSAT Strong NSAT Mid            21.195607           17.766242         -16.18%           3,465,292            2000
Cap Growth Fund(1)- Q/NQ        11.582258           21.195607          83.00%           2,183,476            1999
                                10.204129           11.582258          13.51%             488,769            1998
                                10.000000           10.204129           2.04%              21,892            1997

NSAT Total Return Fund          12.689484           12.303050          -3.05%          21,604,237            2000
- Q/NQ                          11.979444           12.689484           5.93%          21,177,608            1999
                                10.242940           11.979444          16.95%          13,831,346            1998
                                10.000000           10.242940           2.43%             379,933            1997

NSAT - Turner NSAT              10.000000            6.329633         -36.70%             115,377            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT            15.595438           15.622790           0.18%           2,192,932            2000
Guardian Portfolio - Q/NQ       13.699229           15.595438          13.84%           1,895,804            1999
                                10.504106           13.699229          30.42%           1,181,196            1998
                                10.000000           10.504106           5.04%              14,718            1997

Neuberger Berman AMT            24.609353           22.558120          -8.34%           4,352,721            2000
Mid-Cap Growth                  16.144809           24.609353          52.43%           2,061,773            1999
Portfolio - Q/NQ                11.702355           16.144809          37.96%             882,530            1998
                                10.000000           11.702355          17.02%              52,055            1997


Neuberger Berman AMT            11.122733           11.094953          -0.25%           5,060,822            2000
Partners Portfolio -            10.458607           11.122733           6.35%           6,033,798            1999
Q/NQ                            10.132434           10.458607           3.22%           5,860,893            1998
                                10.000000           10.132434           1.32%             939,717            1997



(1) Formerly, NSAT Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            19.295630           16.965058         -12.08%           8,632,368            2000
Account Funds -                 10.609896           19.295630          81.86%           3,681,008            1999
Oppenheimer Aggressive           9.533314           10.609896          11.29%           1,531,314            1998
Growth Fund/VA(1) - Q/NQ        10.000000            9.533314          -4.67%              39,292            1997


Oppenheimer Variable            16.935851           16.737106          -1.17%           9,380,540            2000
Account Funds -                 12.070167           16.935851          40.31%           4,954,549            1999
Oppenheimer Capital              9.827325           12.070167          22.82%           2,000,671            1998
Appreciation Fund/VA(2) -       10.000000            9.827325          -1.73%              44,167            1997
Q/NQ


Oppenheimer Variable            10.000000            9.537743          -4.62%           1,256,646            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            12.826564           11.590413          -9.64%           9,160,618            2000
Account Funds -                 10.639805           12.826564          20.55%           5,313,570            1999
Oppenheimer Main Street         10.259486           10.639805           3.71%           2,582,656            1998
Growth & Income                 10.000000           10.259486           2.59%              58,403            1997
Fund/VA(3) - Q/NQ


Strong Opportunity Fund         10.000000            9.792343          -2.08%             752,001            2000
II, Inc. - Q/NQ


The Universal                    9.477539           10.456971          10.33%             638,919            2000
Institutional Funds,             7.395794            9.477539          28.15%             388,657            1999
Inc. - Emerging Markets         10.425451            7.395794         -29.06%             301,931            1998
Debt Portfolio(4) - Q/NQ        10.000000           10.425451           4.25%               8,418            1997


The Universal                   10.000000            8.634485         -13.66%             108,847            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Universal                   10.561250           10.987658           4.04%           2,318,276            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               11.409292            6.569856         -42.42%           1,926,318            2000
Insurance Trust -                5.751082           11.409292          98.38%           1,647,464            1999
Worldwide Emerging               8.814851            5.751082         -34.76%             497,198            1998
Markets Fund - Q/NQ             10.000000            8.814851         -11.85%              27,488            1997


Van Eck Worldwide                7.358645            8.120188          10.35%             466,988            2000
Insurance Trust -                6.139717            7.358645          19.85%             415,476            1999
Worldwide Hard Assets            8.979477            6.139717         -31.63%             197,748            1998
Fund - Q/NQ                     10.000000            8.979477         -10.21%              17,265            1997


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                15.274980           13.817671         -11.05%           3,900,358            2000
Variable Portfolios,            13.073386           15.274980          16.84%           3,184,164            1999
Inc. - American Century         10.408936           13.073386          25.60%           1,192,608            1998
VP Income & Growth - Q/NQ       10.000000           10.408936           4.09%              17,245            1997


American Century                19.261196           15.860876         -17.65%           3,986,673            2000
Variable Portfolios,            11.859906           19.261196          62.41%           3,070,187            1999
Inc. - American Century         10.087297           11.859906          17.57%           1,460,487            1998
VP International - Q/NQ         10.000000           10.087297           0.87%              12,469            1997


American Century                10.486868           12.266234          16.97%           1,348,126            2000
Variable Portfolios,            10.683601           10.486868          -1.84%           1,720,712            1999
Inc. - American Century         10.296077           10.683601           3.76%             654,350            1998
VP Value - Q/NQ                 10.000000           10.296077           2.96%              65,134            1997


Credit Suisse Warburg           16.815230           13.494845         -19.75%             271,329            2000
Pincus Trust - Global           10.388404           16.815230          61.87%             702,689            1999
Post-Venture Capital             9.851960           10.388404           5.45%             152,196            1998
Portfolio(1) - Q/NQ             10.000000            9.851960          -1.48%               2,390            1997


Credit Suisse Warburg           14.977312           10.988262         -26.63%             560,126            2000
Pincus Trust -                   9.860001           14.977312          51.90%           1,439,936            1999
International Equity             9.454036            9.860001           4.29%             501,614            1998
Portfolio - Q/NQ                10.000000            9.454036          -5.46%              20,847            1997


Credit Suisse Warburg           12.111181           13.059137           7.83%             376,965            2000
Pincus Trust - Value            11.514627           12.111181           5.18%             773,149            1999
Portfolio(2) - Q/NQ             10.372788           11.514627          11.01%             344,025            1998
                                10.000000           10.372788           3.73%              21,505            1997


Dreyfus Investment              12.897004           12.513519          -2.97%             208,416            2000
Portfolios - European           10.000000           12.897004          28.97%              77,815            1999
Equity Portfolio - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            16.776156           14.776765         -11.92%           4,662,244            2000
Responsible Growth              13.026995           16.776156          28.78%           3,943,272            1999
Fund, Inc. - Q/NQ               10.170317           13.026995          28.09%           1,097,878            1998
                                10.000000           10.170317           1.70%              35,213            1997


Dreyfus Stock Index             15.675065           14.078788         -10.18%          23,031,006            2000
Fund, Inc. - Q/NQ               13.128325           15.675065          19.40%          27,473,931            1999
                                10.342909           13.128325          26.93%           8,475,222            1998
                                10.000000           10.342909           3.43%             182,012            1997


Dreyfus Variable                14.579248           14.340226          -1.64%           3,112,371            2000
Investment Fund                 13.212796           14.579248          10.34%           5,024,864            1999
- Appreciation                  10.249171           13.212796          28.92%           1,307,591            1998
Portfolio(1) - Q/NQ             10.000000           10.249171           2.49%              26,843            1997



Federated Insurance              9.803523           10.720271           9.35%             789,960            2000
Series - Federated
Quality Bond Fund II -
Q/NQ


Fidelity VIP                    12.008202           12.876144           7.23%          10,464,869            2000
Equity-Income                   11.415454           12.008202           5.19%          13,751,206            1999
Portfolio: Service              10.337608           11.415454          10.43%           6,717,339            1998
Class - Q/NQ                    10.000000           10.337608           3.38%             181,900            1997


Fidelity VIP Growth             18.810518           16.562294         -11.95%          14,646,896            2000
Portfolio: Service              13.839948           18.810518          35.91%          13,751,625            1999
Class - Q/NQ                    10.030041           13.839948          37.98%           3,078,417            1998
                                10.000000           10.030041           0.30%              68,679            1997


Fidelity VIP High               10.251150            7.854169         -23.38%           5,152,252            2000
Income Portfolio:                9.581067           10.251150           6.99%           8,124,720            1999
Service Class - Q/NQ            10.125825            9.581067          -5.38%           3,664,656            1998
                                10.000000           10.125825           1.26%              66,981            1997


Fidelity VIP Overseas           15.572798           12.465168         -19.96%           1,932,170            2000
Portfolio: Service              11.041416           15.572798          41.04%           2,629,108            1999
Class - Q/NQ                     9.901549           11.041416          11.51%             755,148            1998
                                10.000000            9.901549          -0.98%              20,532            1997


Fidelity VIP II                 15.737973           14.535120          -7.64%           9,894,736            2000
Contrafund(R)Portfolio:         12.804877           15.737973          22.91%          12,170,973            1999
Service Class - Q/NQ             9.954090           12.804877          28.64%           3,490,304            1998
                                10.000000            9.954090          -0.46%             114,004            1997


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         13.221287           10.841223               %           4,836,375            2000
Opportunities                   12.818700           13.221287           3.14%           6,954,145            1999
Portfolio: Service              10.399630           12.818700          23.26%           3,268,117            1998
Class - Q/NQ                    10.000000           10.399630           4.00%              85,139            1997


Janus Aspen Series -            10.000000            8.160311               %           6,347,257            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            6.521611               %           4,867,293            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.197162               %           4,584,519            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    13.793878           10.033034         -27.26%           6,688,260            2000
Appreciation Fund - Q/NQ        13.361662           13.793878           3.23%          12,170,438            1999
                                10.384765           13.361662          28.67%           4,779,767            1998
                                10.000000           10.384765           3.85%              77,292            1997



NSAT Dreyfus NSAT Mid           13.064679           14.901697          14.06%           1,028,703            2000
Cap Index Fund(1)- Q/NQ         10.913315           13.064679          19.71%             477,195            1999
                                 9.948304           10.913315           9.70%             249,626            1998
                                10.000000            9.948304          -0.52%               9,538            1997



NSAT Federated NSAT             13.586032           12.022088         -11.51%           1,027,331            2000
Equity Income Fund(2) -         11.581699           13.586032          17.31%             884,188            1999
Q/NQ                            10.160882           11.581699          13.98%             445,887            1998
                                10.000000           10.160882           1.61%              15,095            1997



NSAT Federated NSAT             10.926498            9.922475          -9.19%           1,480,360            2000
High Income Bond Fund(3)        10.695657           10.926498           2.16%           2,089,295            1999
- Q/NQ                          10.211688           10.695657           4.74%           1,070,704            1998
                                10.000000           10.211688           2.12%              23,079            1997


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------

NSAT - Gartmore NSAT            10.000000            8.691194         -13.09%               1,886            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            6.002991         -39.97%             265,717            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.227382          -7.73%              11,687            2000
International Growth
Fund - Q/NQ



NSAT Government Bond            10.571951           11.779202          11.42%           7,809,275            2000
Fund - Q/NQ                     10.935440           10.571951          -3.32%          10,801,327            1999
                                10.142367           10.935440           7.82%           4,527,142            1998
                                10.000000           10.142367           1.42%              67,191            1997


NSAT J.P. Morgan NSAT           10.822502           10.677219          -1.34%           2,446,285            2000
Balanced Fund(1)- Q/NQ          10.837697           10.822502          -0.14%           3,444,020            1999
                                10.129864           10.837697           6.99%           1,365,940            1998
                                10.000000           10.129864           1.30%              25,928            1997



NSAT MAS NSAT Multi             10.302225           10.776464           4.60%           1,920,070            2000
Sector Bond Fund(2) - Q/NQ      10.246882           10.302225           0.54%           2,772,771            1999
                                10.087985           10.246882           1.58%           1,175,838            1998
                                10.000000           10.087985           0.88%              34,667            1997

NSAT Money Market Fund(*)       10.897217           11.439024           4.97%           8,697,988            2000
- Q/NQ                          10.498325           10.897217           3.80%          13,948,484            1999
                                10.073279           10.498325           4.22%           6,006,781            1998
                                10.000000           10.073279           0.73%             400,491            1997



NSAT Nationwide Global          14.499401           12.586381         -13.19%             782,047            2000
50 Fund(3) - Q/NQ               11.914478           14.499401          21.70%           1,150,953            1999
                                10.101401           11.914478          17.95%             475,649            1998
                                10.000000           10.101401           1.01%              16,493            1997


NSAT Nationwide Small           20.365684           16.902529         -17.00%             631,683            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.365684         103.66%             251,893            1999

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(*) The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was ___%.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           11.930542           13.134786          10.09%             2,176,352          2000
Cap Value Fund - Q/NQ            9.426837           11.930542          26.56%             2,749,048          1999
                                 9.823118            9.426837          -4.03%               968,494          1998
                                10.000000            9.823118          -1.77%                37,087          1997


NSAT Nationwide Small           13.705373           14.776367           7.81%             3,275,225          2000
Company Fund - Q/NQ              9.612340           13.705373          42.58%             3,490,543          1999
                                 9.612411            9.612340           0.00%             1,662,209          1998
                                10.000000            9.612411          -3.88%                62,861          1997


NSAT Nationwide                  9.676976           10.309817           6.54%               610,165          2000
Strategic Value Fund -          10.084334            9.676976          -4.04%               788,137          1999
Q/NQ                            10.146650           10.084334          -0.61%               373,650          1998
                                10.000000           10.146650           1.47%                16,175          1997


NSAT Strong NSAT Mid            21.172544           17.737976         -16.22%             2,026,048          2000
Cap Growth Fund(1) -            11.575478           21.172544          82.91%             1,850,000          1999
Q/NQ                            10.203313           11.575478          13.45%               221,759          1998
                                10.000000           10.203313           2.03%                 6,629          1997


NSAT Total Return Fund          12.675660           12.283490          -3.09%            13,786,712          2000
- Q/NQ                          11.972436           12.675660           5.87%            20,047,764          1999
                                10.242118           11.972436          16.89%             8,559,156          1998
                                10.000000           10.242118           2.42%               160,888          1997


NSAT - Turner NSAT              10.000000            6.328858         -36.71%                84,416          2000
Growth Focus Fund - Q/NQ


Neuberger Berman AMT            15.578481           15.597974           0.13%             1,357,933          2000
Guardian Portfolio -            13.691238           15.578481          13.78%             1,805,440          1999
Q/NQ                            10.503269           13.691238          30.35%               942,828          1998
                                10.000000           10.503269           5.03%                22,930          1997


Neuberger Berman AMT            24.582570           22.522251          -8.38%             2,636,101          2000
Mid-Cap Growth                  16.135377           24.582570          52.35%             1,843,232          1999
Portfolio - Q/NQ                11.701424           16.135377          37.89%               719,196          1998
                                10.000000           11.701424          17.01%                72,913          1997

(1) Formerly, NSAT Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT            11.110632           11.077328          -0.30%             3,494,789          2000
Partners Portfolio -            10.452498           11.110632           6.30%             5,748,962          1999
Q/NQ                            10.131623           10.452498           3.17%             3,946,650          1998
                                10.000000           10.131623           1.32%               328,680          1997


Oppenheimer Variable            19.274630           16.938069         -12.12%             5,195,398          2000
Account Funds -                 10.603692           19.274630          81.77%             3,277,622          1999
Oppenheimer Aggressive           9.532548           10.603692          11.24%               841,417          1998
Growth Fund/VA(1) - Q/NQ        10.000000            9.532548          -4.67%                21,696          1997



Oppenheimer Variable            16.917425           16.710507          -1.22%             5,816,658          2000
Account Funds -                 12.063121           16.917425          40.24%             4,533,724          1999
Oppenheimer Capital              9.826536           12.063121          22.76%             1,173,243          1998
Appreciation Fund/VA(2) -       10.000000            9.826536          -1.73%                42,155          1997
Q/NQ



Oppenheimer Variable            10.000000            9.534566          -4.65%               620,793          2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            12.812596           11.571981         -9.68.%             5,826,470          2000
Account Funds -                 10.633592           12.812596          20.49%             4,716,330          1999
Oppenheimer Main Street         10.258664           10.633592           3.65%             1,839,038          1998
Growth & Income                 10.000000           10.258664           2.59%                31,208          1997
Fund/VA(3) - Q/NQ



Strong Opportunity Fund         10.000000            9.789079          -2.11%               543,371          2000
II, Inc. - Q/NQ



The Universal                    9.467196           10.440316          10.28%               234,648          2000
Institutional Funds,             7.391460            9.467196          28.08%               337,224          1999
Inc. - Emerging Markets         10.424614            7.391460         -29.10%               107,780          1998
Debt Portfolio(4) - Q/NQ        10.000000           10.424614           4.25%                 8,668          1997


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Universal                   10.000000            8.631598         -13.68%              75,294            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   10.000000           10.970158           4.02%           1,292,468            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               11.396847            6.559411         -42.45%             894,428            2000
Insurance Trust -                5.747723           11.396847          98.28%           1,264,667            1999
Worldwide Emerging               8.814146            5.747723         -34.79%             245,792            1998
Markets Fund - Q/NQ             10.000000            8.814146         -11.86%              45,598            1997




Van Eck Worldwide                7.350618            8.107253          10.29%             235,704            2000
Insurance Trust -                6.136113            7.350618          19.79%             371,265            1999
Worldwide Hard Assets            8.978753            6.136113         -31.66%             106,080            1998
Fund - Q/NQ                     10.000000            8.978753         -10.21%               5,261            1997





Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                15.258324           13.496155         -11.55%             653,732            2000
Variable Portfolios,            13.065728           15.258324          16.78%             520,500            1999
Inc. - American Century         10.408098           13.065728          25.53%             210,557            1998
VP Income & Growth -            10.000000           10.408098           4.08%               6,068            1997
Q/NQ



American Century                19.240268           15.835690         -17.70%             721,255            2000
Variable Portfolios,            11.852979           19.240268          62.32%             492,322            1999
Inc. - American Century         10.086493           11.852979          17.51%             265,107            1998
VP International - Q/NQ         10.000000           10.086493           0.86%               2,963            1997



American Century                10.475442           12.246733          16.91%             319,706            2000
Variable Portfolios,            10.677353           10.475442          -1.89%             210,150            1999
Inc. - American Century         10.295249           10.677353           3.71%             148,323            1998
VP Value - Q/NQ                 10.000000           10.295249           2.95%               9,553            1997



Credit Suisse Warburg           16.796919           13.473367         -19.79%              93,547            2000
Pincus Trust - Global           10.382320           16.796919          61.78%             104,718            1999
Post-Venture Capital             9.851173           10.382320           5.39%              71,804            1998
Portfolio(1) - Q/NQ             10.000000            9.851173          -1.49%               3,196            1997



Credit Suisse Warburg           14.961024           10.970789         -26.67%             129,795            2000
Pincus Trust -                   9.854235           14.961024          51.82%             154,344            1999
International Equity             9.453278            9.854235           4.24%             126,381            1998
Portfolio - Q/NQ                10.000000            9.453278          -5.47%               6,653            1997



Credit Suisse Warburg           12.098010           13.038397           7.77%             115,481            2000
Pincus Trust - Value            11.507907           12.098010           5.13%             123,154            1999
Portfolio(2) - Q/NQ             10.371958           11.507907          10.95%              89,716            1998
                                10.000000           10.371958           3.72%               7,035            1997



Dreyfus Investment              12.895311           12.505588          -3.02%              33,115            2000
Portfolios - European           10.000000           12.895311          28.95%               2,189            1999
Equity Portfolio - Q/NQ





(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            16.757880           14.753247         -11.96%             767,101            2000
Responsible Growth              13.019372           16.757880          28.71%             505,276            1999
Fund, Inc. - Q/NQ               10.169503           13.019372          28.02%             220,620            1998
                                10.000000           10.169503           1.70%               7,419            1997



Dreyfus Stock Index             15.657978           14.056384         -10.23%           3,936,553            2000
Fund, Inc. - Q/NQ               13.120640           15.657978          19.34%           3,233,351            1999
                                10.342079           13.120640          26.87%           1,688,726            1998
                                10.000000           10.342079           3.42%              22,293            1997


Dreyfus Variable                14.563385           14.317438          -1.69%             824,612            2000
Investment Fund                 13.205079           14.563385          10.29%             829,329            1999
-Appreciation                   10.248351           13.205079          28.85%             373,802            1998
Portfolio(1) - Q/NQ             10.000000           10.248351           2.48%               4,483            1997




Federated Insurance              9.800240           10.711288           9.30%             219,014            2000
Series - Federated              10.000000            9.800240          -2.00%              26,006            1999
Quality Bond Fund II -
Q/NQ




Fidelity VIP                    11.995103           12.855639           7.17%           2,445,131            2000
Equity-Income                   11.408770           11.995103           5.14%           2,274,268            1999
Portfolio: Service              10.336779           11.408770          10.37%           1,384,005            1998
Class - Q/NQ                    10.000000           10.336779           3.37%              55,125            1997




Fidelity VIP Growth             18.790040           16.535951         -12.00%           2,250,475            2000
Portfolio: Service              13.831860           18.790040          35.85%           1,612,250            1999
Class - Q/NQ                    10.029235           13.831860          37.92%             594,476            1998
                                10.000000           10.029235           0.29%              14,431            1997



Fidelity VIP High               10.239981            7.841660         -23.42%           1,663,687            2000
Income Portfolio:                9.575458           10.239981           6.94%           1,591,051            1999
Service Class - Q/NQ            10.125013            9.575458          -5.43%             972,025            1998
                                10.000000           10.125013           1.25%              15,115            1997



Fidelity VIP Overseas           15.555856           12.445337         -20.00%             438,862            2000
Portfolio: Service              11.034969           15.555856          40.97%             356,824            1999
Class - Q/NQ                     9.900760           11.034969          11.46%             228,953            1998
                                10.000000            9.900760          -0.99%               9,958            1997



Fidelity VIP II                 15.720833           14.511996          -7.69%           1,584,274            2000
Contrafund(R)Portfolio:         12.797393           15.720833          22.84%           1,299,744            1999
Service Class - Q/NQ             9.953285           12.797393          28.57%             660,272            1998
                                10.000000            9.953285          -0.47%              26,984            1997




(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         13.206894           10.823977         -18.04%             852,312            2000
Opportunities                   12.811215           13.206894           3.09%             894,701            1999
Portfolio: Service              10.398800           12.811215          23.20%             526,619            1998
Class - Q/NQ                    10.000000           10.398800           3.99%              22,018            1997

Janus Aspen Series -            10.000000            8.19335          -18.43%             803,607            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            6.518569         -34.81%             565,404            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.19335          -18.07%             554,609            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    13.778852           10.017067         -27.30%           1,133,209            2000
Appreciation Fund - Q/NQ        13.353842           13.778852           3.18%           1,314,497            1999
                                10.383931           13.353842          28.55%             890,825            1998
                                10.000000           10.383931           3.84%              28,321            1997

NSAT Dreyfus NSAT Mid           13.050437           14.877970          14.00%             211,847            2000
Cap Index Fund(1)-Q/NQ          10.906928           13.050437          19.65%              88,974            1999
                                 9.947507           10.906928           9.64%              55,569            1998
                                10.000000            9.947507          -0.52%               4,625            1997

NSAT Federated NSAT             13.571227           12.002951         -11.56%             195,943            2000
Equity Income Fund(2) -         11.574924           13.571227          17.25%             140,273            1999
Q/NQ                            10.160070           11.574924          13.93%              79,131            1998
                                10.000000           10.160070           1.60%               5,069            1997

NSAT Federated NSAT             10.914588            9.906674          -9.23%             458,389            2000
High Income Bond Fund(3)        10.689393           10.914588           2.11%             463,291            1999
- Q/NQ                          10.210867           10.689393           4.69%             363,590            1998
                                10.000000           10.210867           2.11%              18,045            1997

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT - Gartmore NSAT            10.000000            8.690130         -13.10%                   0            2000
Emerging Markets
Fund-Q/NQ


NSAT - Gartmore NSAT            10.000000            6.002258         -39.98%               1,608            2000
Global Technology and
Communications Fund-Q/NQ


NSAT - Gartmore NSAT            10.000000            9.226253          -7.74%               1,924            2000
International Growth
Fund - Q/NQ


NSAT Government Bond            10.560422           11.760452          11.36%           1,786,298            2000
Fund - Q/NQ                     10.929045           10.560422          -3.37%           1,530,588            1999
                                10.141552           10.929045           7.77%           1,003,911            1998
                                10.000000           10.141552           1.42%              39,631            1997

NSAT J.P. Morgan NSAT           10.810714           10.660231          -1.39%             526,286            2000
Balanced Fund(1) - Q/NQ         10.831355           10.810714          -0.19%             383,187            1999
                                10.129053           10.831355           6.93%             271,367            1998
                                10.000000           10.129053           1.29%              17,654            1997

NSAT MAS NSAT Multi             10.290997           10.759314           4.55%             531,806            2000
Sector Bond Fund(2) - Q/NQ      10.240891           10.290997           0.49%             511,647            1999
                                10.087176           10.240891           1.52%             380,924            1998
                                10.000000           10.087176           0.87%              13,508            1997

NSAT Money Market Fund*         10.885293           11.420765           4.92%           1,776,127            2000
- Q/NQ                          10.492136           10.885293           3.75%           2,195,045            1999
                                10.072429           10.492136           4.17%           1,700,935            1998
                                10.000000           10.072429           0.72%             170,879            1997

NSAT Nationwide Global          14.483618           12.566361         -13.24%             176,364            2000
50 Fund(3) - Q/NQ               11.907510           14.483618          21.63%             164,763            1999
                                10.100588           11.907510          17.89%             104,659            1998
                                10.000000           10.100588           1.01%             110,211            1997

NSAT Nationwide Small           20.358893           16.888400         -17.02%             105,996            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.358893         103.59%              32,562            1999


(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           11.917534           13.113877          10.04%             487,437            2000
Cap Value Fund - Q/NQ            9.421309           11.917534          26.50%             359,041            1999
                                 9.822329            9.421309          -4.08%             221,173            1998
                                10.000000            9.822329          -1.78%               8,921            1997

NSAT Nationwide Small           13.690433           14.752842           7.76%             559,475            2000
Company Fund - Q/NQ              9.606706           13.690433          42.51%             372,211            1999
                                 9.611642            9.606706          -0.05%             286,195            1998
                                10.000000            9.611642          -3.88%              12,512            1997

NSAT Nationwide                  9.666432           10.293400           6.49%             119,251            2000
Strategic Value Fund -          10.078441            9.666432          -4.09%             121,052            1999
Q/NQ                            10.145838           10.078441          -0.66%             122,222            1998
                                10.000000           10.145838           1.46%               5,736            1997

NSAT Strong NSAT Mid            21.149503           17.709261         -16.26%             257,361            2000
Cap Growth Fund - Q/NQ(1)       11.568711           21.149503          82.82%             160,205            1999
                                10.202497           11.568711          13.39%              42,543            1998
                                10.000000           10.202497           2.02%               3,432            1997

NSAT Total Return Fund          12.661861           12.263952          -3.14%           2,193,618            2000
- Q/NQ                          11.965436           12.661861           5.82%           2,069,920            1999
                                10.241300           11.965436          16.84%           1,389,298            1998
                                10.000000           10.241300           2.41%              50,646            1997

NSAT - Turner NSAT              10.000000            6.328083         -36.72%                 688            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT            15.561518           15.573167           0.07%             288,948            2000
Guardian Portfolio -            13.683246           15.561518          13.73%             282,904            1999
Q/NQ                            10.502434           13.683246          30.29%             225,939            1998
                                10.000000           10.502434           5.02%               6,344            1997

Neuberger Berman AMT            24.555839           22.486438          -8.43%             484,307            2000
Mid-Cap Growth                  16.125954           24.555839          52.28%             278,634            1999
Portfolio - Q/NQ                11.700489           16.125954          37.82%             149,236            1998
                                10.000000           11.700489          17.00%              10,168            1997

(1) Formerly, NSAT Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            11.098514           11.059680          -0.35%             590,433            2000
Partners Portfolio -            10.446379           11.098514           6.24%             630,256            1999
Q/NQ                            10.130813           10.446379           3.11%             600,620            1998
                                10.000000           10.130813           1.31%              50,332            1997



Oppenheimer Variable            19.253639           16.911124         -12.17%             749,952            2000
Account Funds -                 10.597477           19.253639          81.68%             333,894            1999
Oppenheimer Aggressive           9.531780           10.597477          11.18%             193,490            1998
Growth Fund/VA(1) - Q/NQ        10.000000            9.531780          -4.68%              14,587            1997





Oppenheimer Variable            16.898986           16.683918          -1.27%             901,397            2000
Account Funds -                 12.056049           16.898986          40.17%             551,024            1999
Oppenheimer Capital              9.825746           12.056049          22.70%             232,428            1998
Appreciation Fund/VA(2) -       10.000000            9.825746          -1.74%              10,376            1997
Q/NQ






Oppenheimer Variable            10.000000            9.531378          -4.69%              84,451            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            12.798619           11.553551          -9.73%           1,115,013            2000
Account Funds -                 10.627355           12.798619          20.43%             731,791            1999
Oppenheimer Main Street         10.257840           10.627355           3.60%             406,123            1998
Growth & Income                 10.000000           10.257840           2.58%              16,089            1997
Fund/VA(3) - Q/NQ





Strong Opportunity Fund         10.000000            9.785815          -2.14%              31,598            2000
II, Inc. - Q/NQ


The Universal                    9.456874           10.423703          10.22%              57,429            2000
Institutional Funds,             7.387124            9.456874          28.02%              44,179            1999
Inc. - Emerging Markets         10.423780            7.387124         -29.13%              28,827            1998
Debt Portfolio(4) - Q/NQ        10.000000           10.423780           4.24%               1,735            1997




The Universal                   10.000000            8.628712         -13.71%              11,969            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. -
    Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Universal                   10.530532           10.952709           4.01%             253,823            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               11.384426            6.548959         -42.47%             185,292            2000
Insurance Trust -                5.744349           11.384426          98.18%             147,062            1999
Worldwide Emerging               8.813437            5.744349         -34.82%              78,298            1998
Markets Fund - Q/NQ             10.000000            8.813437         -11.87%               1,512            1997




Van Eck Worldwide                7.342607            8.094362          10.24%              55,308            2000
Insurance Trust -                6.132522            7.342607          19.73%              53,452            1999
Worldwide Hard Assets            8.978030            6.132522         -31.69%              28,348            1998
Fund - Q/NQ                     10.000000            8.978030         -10.22%               1,995            1997





Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.608384           12.914785         -11.59%             100,137            2000
Variable Portfolios,            12.515499           14.608384          16.72%              28,991            1999
Inc. - American Century         10.000000           12.515499          25.15%                   0            1998
VP Income & Growth -
Q/NQ




American Century                19.569739           16.098754         -17.74%             107,222            2000
Variable Portfolios,            12.062037           19.569739          62.24%              16,178            1999
Inc. - American Century         10.000000           12.062037          20.62%                   0            1998
VP International - Q/NQ




American Century                11.060928           12.924722          16.85%              40,702            2000
Variable Portfolios,            11.279817           11.060928          -1.94%               4,917            1999
Inc. - American Century         10.000000           11.279817          12.80%                   0            1998
VP Value - Q/NQ




Credit Suisse Warburg           20.760969           16.644686         -19.83%                   0            2000
Pincus Trust - Global           12.839012           20.760969          61.70%                   0            1999
Post-Venture Capital            10.000000           12.839012          28.39%                   0            1998
Portfolio(1) - Q/NQ




Credit Suisse Warburg           17.529681           12.847895         -26.71%               1,129            2000
Pincus Trust -                  11.551939           17.529681          51.75%                 446            1999
International Equity            10.000000           11.551939          15.52%                   0            1998
Portfolio - Q/NQ



Credit Suisse Warburg           12.499772           13.464612           7.72%               1,209            2000
Pincus Trust - Value            11.896081           12.499772           5.07%                 772            1999
Portfolio(2) - Q/NQ             10.000000           11.896081          18.96%                   0            1998



Dreyfus Investment              12.893630           12.497666          -3.07%               5,308            2000
Portfolios - European           10.000000           12.893630          28.94%                   0            1999
Equity Portfolio - Q/NQ





(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            16.447766           14.472958         -12.01%             127,094            2000
Responsible Growth              12.784895           16.447766          28.65%              22,261            1999
Fund, Inc. - Q/NQ               10.000000           12.784895          27.85%                   0            1998



Dreyfus Stock Index             14.867150           13.339745         -10.27%             492,133            2000
Fund, Inc. - Q/NQ               12.464249           14.867150          19.28%              89,936            1999
                                10.000000           12.464249          24.64%                   0            1998


Dreyfus Variable                13.657521           13.420126          -1.74%              30,032            2000
Investment Fund                 12.389971           13.657521          10.23%              10,103            1999
- Appreciation                  10.000000           12.389971          23.90%                   0            1998
Portfolio(1) - Q/NQ



Federated Insurance              9.796953           10.702323           9.24%              61,248            2000
Series - Federated              10.000000            9.796953          -2.03%               5,716            1999
Quality Bond Fund II -
Q/NQ



Fidelity VIP                    12.410474           13.294130           7.12%             189,699            2000
Equity - Income                 11.809798           12.410474           5.09%              56,595            1999
Portfolio: Service              10.000000           11.809798          18.10%                   0            1998
Class - Q/NQ



Fidelity VIP Growth             17.534950           15.423665         -12.01%             441,712            2000
Portfolio: Service              12.914475           17.534950          35.78%              63,633            1999
Class - Q/NQ                    10.000000           12.914475          29.14%                   0            1998



Fidelity VIP High               11.255695            8.615157         -23.46%             118,481            2000
Income Portfolio:               10.530579           11.255695           6.89%              19,455            1999
Service Class - Q/NQ            10.000000           10.530579           5.31%                   0            1998



Fidelity VIP Overseas           17.171657           13.731142         -20.04%              43,731            2000
Portfolio: Service              12.187321           17.171657          40.90%               7,559            1999
Class - Q/NQ                    10.000000           12.187321          21.87%                   0            1998



Fidelity VIP II                 15.712599           14.497111          -7.74%             192,044            2000
Contrafund(R) Portfolio:        12.797152           15.712599          22.78%              37,857            1999
Service Class - Q/NQ            10.000000           12.797152          27.97%                   0            1998




(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         12.683293           10.389625         -18.08%              60,097            2000
Opportunities                   12.309512           12.683293           3.04%              18,699            1999
Portfolio: Service              10.000000           12.309512          23.10%                   0            1998
Class-Q/NQ

Janus Aspen Series -            10.000000            8.152720         -18.47%             445,007            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.515527         -34.84%             399,157            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.189524         -18.10%             351,019            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.829034            9.321861         -27.34%              61,038            2000
Appreciation Fund-Q/NQ          12.439602           12.829034           3.13%              39,588            1999
                                10.000000           12.439602          24.40%                   0            1998

NSAT Dreyfus NSAT Mid           14.654661           16.698444          13.95%              36,873            2000
Cap Index Fund(1)-Q/NQ          12.253848           14.654661          19.59%                  78            1999
                                10.000000           12.253848          22.54%                   0            1998

NSAT Federated NSAT             13.882376           12.271980         -11.60%              15,294            2000
Equity Income Fund(2)-          11.846282           13.882376          17.19%               1,812            1999
Q/NQ                            10.000000           11.846282          18.46%                   0            1998

NSAT Federated NSAT             10.552305            9.573036          -9.28%              23,852            2000
High Income Bond Fund(3)-       10.339812           10.552305           2.06%                 442            1999
Q/NQ                            10.000000           10.339812           3.40%                   0            1998


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT - Gartmore NSAT            10.000000            8.689073         -13.11%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            6.001519         -39.98%               4,981            2000
Global Technology and
Communications Fund - Q/NQ

NSAT - Gartmore NSAT            10.000000            9.225133          -7.75%                   0            2000
International Growth
Fund - Q/NQ

NSAT Government Bond             9.515930           10.591943          11.31%             199,744            2000
Fund - Q/NQ                      9.853072            9.515930          -3.42%              22,093            1999
                                10.000000            9.853072          -1.47%                   0            1998

NSAT J.P. Morgan NSAT           10.651741           10.498193          -1.44%             109,044            2000
Balanced Fund(1) - Q/NQ         10.677473           10.651741          -0.24%              10,460            1999
                                10.000000           10.677473           6.77%                   0            1998

NSAT MAS NSAT Multi             10.290756           10.753649           4.50%              27,660            2000
Sector Bond Fund(2) - Q/NQ      10.245831           10.290756           0.44%               1,481            1999
                                10.000000           10.245831           2.46%                   0            1998

NSAT Money Market Fund*         10.468792           10.978256           4.87%             228,081            2000
- Q/NQ                          10.095781           10.468792           3.69%              34,919            1999
                                10.000000           10.095781           0.96%                   0            1998

NSAT Nationwide Global          14.846771           12.874957         -13.28%              13.241            2000
50 Fund(3) - Q/NQ               12.212250           14.846771          21.57%               1,969            1999
                                10.000000           12.212250          22.12%                   0            1998

NSAT Nationwide Small           20.352098           16.874259         -17.09%              29,915            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.352098         103.52%                  16            1999



(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           16.391038           18.02739            9.98%              27,668            2000
Cap Value Fund - Q/NQ           12.964349           16.391038          26.43%               2,332            1999
                                10.000000           12.964349          29.64%                   0            1998

NSAT Nationwide Small           17.267747           18.598401           7.71%              66,093            2000
Company Fund - Q/NQ             12.123056           17.267747          42.44%               3,518            1999
                                10.000000           12.123056          21.23%                   0            1998

NSAT Nationwide                 12.489739           13.293158           6.43%               2,889            2000
Strategic Value Fund -          13.028676           12.489739          -4.14%                 794            1999
Q/NQ                            10.000000           13.028676          30.29%                   0            1998

NSAT Strong NSAT Mid            23.148836           19.374164         -16.31%              84,799            2000
Cap Growth Fund(1) - Q/NQ       12.668723           23.148836          82.72%               5,302            1999
                                10.000000           12.668723          26.69%                   0            1998

NSAT Total Return Fund          12.684916           12.280107          -3.19%             195,485            2000
- Q/NQ                          11.993303           12.684916           5.77%              65,991            1999
                                10.000000           11.993303          19.93%                   0            1998

NSAT - Turner NSAT              10.000000            6.327305         -36.73%                   0            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT            14.648600           14.652210           0.02%              17,756            2000
Guardian Portfolio -            12.887023           14.648600          13.67%               2,098            1999
Q/NQ                            10.000000           12.887023          28.87%                   0            1998

Neuberger Berman AMT            21.426404           19.610857          -8.47%              80,411            2000
Mid-Cap Growth                  14.077949           21.426404          52.20%               3,637            1999
Portfolio - Q/NQ                10.000000           14.077949          40.78%                   0            1998

(1) Formerly, NSAT Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            12.591929           12.541566          -0.40%              39,501            2000
Partners Portfolio -            11.858021           12.591929           6.19%               6,848            1999
Q/NQ                            10.000000           11.858021          18.58%                   0            1998

Oppenheimer Variable            23.954947           21.029849         -12.21%             156,829            2000
Account Funds -                 13.191805           23.954947          81.59%               9,867            1999
Oppenheimer Aggressive          10.000000           13.191805          31.92%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.556149           18.310774          -1.32%             119,412            2000
Account Funds -                 13.244991           18.556149          40.10%              17,485            1999
Oppenheimer Capital             10.000000           13.244991          32.45%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.528196          -4.72%              27,353            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.854438           13.402637          -9.77%             179,629            2000
Account Funds -                 12.340636           14.854438          20.37%              17,613            1999
Oppenheimer Main Street         10.000000           12.340636          23.41%                   0            1998
Growth & Income
Fund/VA(3)- Q/NQ

Strong Opportunity Fund         10.000000            9.782545          -2.17%              15,687            2000
II, Inc. - Q/NQ

The Universal                   14.580968           16.063592          10.17%               3,436            2000
Institutional Funds,            11.395495           14.580968          27.95%                   0            1999
Inc. - Emerging Markets         10.000000           11.395495          13.95%                   0            1998
Debt Portfolio(4)- Q/NQ

The Universal                   10.000000            8.625825         -13.74%               2,919            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Universal                   12.117726           12.601811           3.99%              14,825            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               25.026598           14.389442         -42.50%               6,172            2000
Insurance Trust -               12.634284           25.026598          98.08%                 114            1999
Worldwide Emerging              10.000000           12.634284          26.34%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.869689           13.078363          10.18%                 509            2000
Insurance Trust -                9.918535           11.869689          19.67%                   0            1999
Worldwide Hard Assets           10.000000            9.918535          -0.81%                   0            1998
Fund - Q/NQ


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series -- Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios -- European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series -- Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds -- Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. -- Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT -- Gartmore NSAT Emerging Markets Fund, the NSAT -- Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.599165           12.900147         -11.64%              22,723            2000
Variable Portfolios,            12.513926           14.599165          16.66%                 108            1999
Inc. - American Century         10.000000           12.513926          25.14%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.557409           16.080508         -17.78%              33,087            2000
Variable Portfolios,            12.060517           19.557409          62.16%               1,453            1999
Inc. - American Century         10.000000           12.060517          20.61%                   0            1998
VP International - Q/NQ

American Century                11.053935           12.910062          16.79%               8,137            2000
Variable Portolios,             11.278389           11.053935          -1.99%                 334            1999
Inc. - American Century         10.000000           11.278389          12.78%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.747888           16.625822                                                2000
Pincus Trust - Global           12.837404           20.747888          61.62%                   0            1999
Post-Venture Capital            10.000000           12.837404          28.37%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.518646           12.833338                                                2000
Pincus Trust -                  11.550487           17.518646          51.67%                   0            1999
International Equity            10.000000           11.550487          15.50%                   0            1998
Portfolio - Q/NQ

Credit Suisse Warburg           12.491882           13.449360                                                2000
Pincus Trust - Value            11.894592           12.491882           5.02%                 679            1999
Portfolio(2) - Q/NQ             10.000000           11.894592          18.95%                   0            1998

Dreyfus Investment              12.891928           12.489736           -3.12               3,484            2000
Portfolios - European           10.000000           12.891928          28.92%                   0            1999
Equity Portfolio - Q/NQ




(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            16.437396           14.456547         -12.05%              46,993            2000
Responsible Growth              12.783289           16.437396          28.59%               6,032            1999
Fund, Inc. - Q/NQ               10.000000           12.783289          27.83%                   0            1998

Dreyfus Stock Index             14.857773           13.324628         -10.32%             253,249            2000
Fund, Inc. - Q/NQ               12.462691           14.857773          19.22%              22,434            1999
                                10.000000           12.462691          24.63%                   0            1998

Dreyfus Variable                13.648909           13.404933          -1.79%              14,660            2000
Investment Fund                 12.388419           13.648909          10.17%               6,456            1999
-Appreciation                   10.000000           12.388419          23.88%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.793677           10.693364           9.19%              20,525            2000
Series - Federated              10.000000            9.793677          -2.06%               3,409            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.402631           13.279061           7.07%              59,212            2000
Equity-Income                   11.808307           12.402631           5.03%               5,809            1999
Portfolio: Service              10.000000           11.808307          18.08%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.523903           15.406192         -12.08%             173,505            2000
Portfolio: Service              12.912859           17.523903          35.71%              10,283            1999
Class - Q/NQ                    10.000000           12.912859          29.13%                   0            1998

Fidelity VIP High               11.248584            8.605370         -23.50%              33,809            2000
Income Portfolio:               10.529250           11.248584           6.83%               3,763            1999
Service Class - Q/NQ            10.000000           10.529250           5.29%                   0            1998

Fidelity VIP Overseas           17.160838           13.715591         -20.08%               8,136            2000
Portfolio: Service              12.185792           17.160838          40.83%                  28            1999
Class - Q/NQ                    10.000000           12.185792          21.86%                   0            1998

Fidelity VIP II                 15.702687           14.480674          -7.78%              73,712            2000
Contrafund(R)Portfolio:         12.795546           15.702687          22.72%               8,757            1999
Service Class - Q/NQ            10.000000           12.795546          27.96%                   0            1998



(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         12.675276           10.377837         -18.13%              25,294            2000
Opportunities                   12.307964           12.675276           2.98%               5,159            1999
Portfolio: Service              10.000000           12.307964          23.08%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.148922         -18.51%             219,493            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.512483         -34.88%             156,908            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.185713         -18.14%             157,268            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.820934            9.311292         -27.37%               9,536            2000
Appreciation Fund - Q/NQ        12.438039           12.820934           3.08%              10,795            1999
                                10.000000           12.438039          24.38%                   0            1998

NSAT Dreyfus NSAT Mid           14.645409           16.679519          13.89%              16,740            2000
Cap Index Fund(1)-Q/NQ          12.252304           14.645409          19.53%                  30            1999
                                10.000000           12.252304          22.52%                   0            1998

NSAT Federated NSAT             13.873607           12.258057         -11.64%              16,216            2000
Equity Income Fund(2) -         11.844786           13.873607          17.13%                 835            1999
Q/NQ                            10.000000           11.844786          18.45%                   0            1998

NSAT Federated NSAT             10.545637            9.562175          -9.33%              18,241            2000
High Income Bond Fund(3)        10.338506           10.545637           2.00%                   0            1999
- Q/NQ                          10.000000           10.338506           3.39%                   0            1998


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT - Gartmore NSAT            10.000000            8.688017         -13.12%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            6.000784         -39.99%               5,530            2000
Global Technology and
Communications Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            8.595576          -7.76%                   0            2000
International Growth
Fund - Q/NQ

NSAT Government Bond             9.509925           10.579941          11.25%              52,138            2000
Fund - Q/NQ                      9.851828            9.509925          -3.47%              10,531            1999
                                10.000000            9.851828          -1.48%                   0            1998

NSAT J.P. Morgan NSAT           10.645005           10.486281          -1.49%              37,310            2000
Balanced Fund(1) - Q/NQ         10.676123           10.645005          -0.29%                   0            1999
                                10.000000           10.676123           6.76%                   0            1998

NSAT MAS NSAT Multi             10.284262           10.741462           4.45%              18,768            2000
Sector Bond Fund(2) - Q/NQ      10.244538           10.284262           0.39%               2,287            1999
                                10.000000           10.244538           2.45%                   0            1998

NSAT Money Market Fund*         10.462170           10.965798           4.81%              87,363            2000
- Q/NQ                          10.094495           10.462170           3.64%               4,389            1999
                                10.000000           10.094495           0.94%                   0            1998

NSAT Nationwide Global          14.837408           12.860372         -13.32%               7,204            2000
50 Fund(3) - Q/NQ               12.210713           14.837408          21.51%               1,060            1999
                                10.000000           12.210713          22.11%                   0            1998

NSAT Nationwide Small           20.345317           16.860140         -17.13%              13,657            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.345317         103.45%                   0            1999



(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was___%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------

NSAT Nationwide Small           16.380692           18.006956           9.93%              12,878            2000
Cap Value Fund - Q/NQ           12.962717           16.380692          26.37%               1,583            1999
                                10.000000           12.962717          29.63%                   0            1998

NSAT Nationwide Small           17.256864           18.577322           7.65%              30,804            2000
Company Fund - Q/NQ             12.121529           17.256864          42.37%               6,650            1999
                                10.000000           12.121529          21.22%                   0            1998

NSAT Nationwide                 12.481871           13.278102           6.38%                 824            2000
Strategic Value Fund -          13.027042           12.481871          -4.18%                 587            1999
Q/NQ                            10.000000           13.027042          30.27%                   0            1998

NSAT Strong NSAT Mid            23.134244           19.352193         -16.35%              21,986            2000
Cap Growth Fund(1) - Q/NQ       12.667131           23.134244          82.63%                   4            1999
                                10.000000           12.667131          26.67%                   0            1998

NSAT Total Return Fund          12.676933           12.2966207         -3.24%              83,174            2000
- Q/NQ                          11.991803           12.676933           5.71%               9,053            1999
                                10.000000           11.991803          19.92%                   0            1998

NSAT - Turner NSAT              10.000000            6.326526         -36.73%               6,506            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT            14.639366           14.635622          -0.03%               5,136            2000
Guardian Portfolio -            12.885403           14.639366          13.61%               1,244            1999
Q/NQ                            10.000000           12.885403          28.85%                   0            1998

Neuberger Berman AMT            21.412911           19.588644          -8.52%              40,069            2000
Mid-Cap Growth                  14.076184           21.412911          52.12%                 196            1999
Portfolio - Q/NQ                10.000000           14.076184          40.76%                   0            1998


(1) Formerly, NSAT Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT              12.583972           12.527350          -0.45%               5,158            2000
Partners Portfolio -              11.856528           12.583972           6.14%               1,898            1999
Q/NQ                              10.000000           11.856528          18.57%                   0            1998


Oppenheimer Variable              23.939845           21.006006         -12.26%              58,925            2000
Account Funds -                   13.190143           23.939845          81.50%               1,868            1999
Oppenheimer Aggressive            10.000000           13.190143          31.90%                   0            1998
Growth Fund/VA(1) - Q/NQ



Oppenheimer Variable              18.544459           18.290036          -1.37%              75,179            2000
Account Funds -                   13.243332           18.544459          40.03%               5,203            1999
Oppenheimer Capital               10.000000           13.243332          32.43%                   0            1998
Appreciation Fund/VA(2) - Q/NQ



Oppenheimer Variable              10.000000            9.525016          -4.75%              17,604            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ


Oppenheimer Variable              14.845060           13.387444          -9.82%              95,500            2000
Account Funds -                   12.339083           14.845060          20.31%               4,870            1999
Oppenheimer Main Street           10.000000           12.339083          23.39%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


Strong Opportunity Fund           10.000000            9.779277          -2.21%               3,804            2000
II, Inc. - Q/NQ


The Universal                     14.571756           16.045362               %                 102            2000
Institutional Funds,              11.394055           14.571756          27.01%                   0            1999
Inc. - Emerging Markets           10.000000           11.394055          13.94%                   0            1998
Debt Portfolio4 - Q/NQ


The Universal                     10.000000            8.622944               %                 934            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
The Universal                   10.000000           12.587517               %                                2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               25.010854           14.373141               %                                2000
Insurance Trust -               12.632701           25.010854          97.99%                 165            1999
Worldwide Emerging              10.000000           12.632701          26.33%                   0            1998
Markets Fund - Q/NQ


Van Eck Worldwide               11.862189           13.063519               %                                2000
Insurance Trust -                9.917280           11.862189          19.61%                 319            1999
Worldwide Hard Assets           10.000000            9.917280           0.83%                   0            1998
Fund - Q/NQ

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.495483           12.802086         -11.68%              62,095            2000
Variable Portfolios,            12.431326           14.495483          16.60%              10,035            1999
Inc. - American Century         10.000000           12.431326          24.31%                   0            1998
VP Income & Growth - Q/NQ


American Century                17.674116           14.524713         -17.82%              88,614            2000
Variable Portfolios,            10.904652           17.674116          62.08%               6,941            1999
Inc. - American Century         10.000000           10.904652           9.05%                   0            1998
VP International - Q/NQ


American Century                11.263216           13.147862          16.73%              30,204            2000
Variable Portfolios,            11.497731           11.263216          -2.04%               3,606            1999
Inc. - American Century         10.000000           11.497731          14.98%                   0            1998
VP Value - Q/NQ


Credit Suisse Warburg           20.579437           16.482534         -19.91%                 521            2000
Pincus Trust - Global           12.739606           20.579437          61.54%                 352            1999
Post-Venture Capital            10.000000           12.739606          27.40%                   0            1998
Portfolio(1) - Q/NQ


Credit Suisse Warburg           16.374564           11.989196         -26.78%               1,108            2000
Pincus Trust -                  10.801619           16.374564          51.59%               1,073            1999
International Equity            10.000000           10.801619           8.02%                   0            1998
Portfolio(2) - Q/NQ


Credit Suisse Warburg           12.269490           13.203287           7.61%               5,069            2000
Pincus Trust - Value            11.688738           12.269490           4.97%               1,590            1999
Portfolio(3) - Q/NQ             10.000000           11.688738          16.89%                   0            1998


Dreyfus Investment              12.890242           12.481806          -3.17%              10,869            2000
Portfolios - European           10.000000           12.890242          28.90%                   8            1999
Equity Portfolio - Q/NQ


The Dreyfus Socially            16.397708           14.414394         -12.10%             137,189            2000
Responsible Growth              12.758878           16.397708          28.52%              18,281            1999
Fund, Inc. - Q/NQ               10.000000           12.758878          27.59%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             14.736468           13.209188         -10.36%             419,850            2000
Fund, Inc. - Q/NQ               12.367188           14.736468          19.16%              86,392            1999
                                10.000000           12.367188          23.67%                   0            1998

Dreyfus Variable                13.442893           13.195948          -1.84%              49,669            2000
Investment Fund                 12.207586           13.442893          10.12%              11,523            1999
-Appreciation                   10.000000           12.207586          22.08%                   0            1998
Portfolio(1) - Q/NQ


Federated Insurance              9.790385           10.684388           9.13%              37,347            2000
Series - Federated              10.000000            9.790385          -2.10%               1,278            1999
Quality Bond Fund II - Q/NQ


Fidelity VIP                    12.440601           13.313013           7.01%             132,911            2000
Equity-Income                   11.850451           12.440601           4.98%              20,376            1999
Portfolio: Service              10.000000           11.850451          18.50%                   0            1998
Class - Q/NQ


Fidelity VIP Growth             17.653733           15.512519         -12.13%             347,480            2000
Portfolio: Service              13.015101           17.653733          35.64%              51,168            1999
Class - Q/NQ                    10.000000           13.015101          30.15%                   0            1998


Fidelity VIP High               11.087928            8.478210         -23.54%              60,554            2000
Income Portfolio:               10.384114           11.087928           6.78%               7,779            1999
Service Class - Q/NQ            10.000000           10.384114           3.84%                   0            1998


Fidelity VIP Overseas           15.900927           12.702222         -20.12%              39,955            2000
Portfolio: Service              11.296846           15.900927          40.76%               5,838            1999
Class - Q/NQ                    10.000000           11.296846          12.97%                   0            1998


Fidelity VIP II                 15.457984           14.247834          -7.83%             188,575            2000
Contrafund(R)Portfolio:         12.602507           15.457984          22.66%              32,053            1999
Service Class - Q/NQ            10.000000           12.602507          26.03%                   0            1998


Fidelity VIP III Growth         12.785984           10.463173         -18.17%              44,435            2000
Opportunities                   12.421717           12.785984           2.93%              12,514            1999
Portfolio: Service              10.000000           12.421717          24.22%                   0            1998
Class - Q/NQ


Janus Aspen Series -            10.000000            8.145127         -18.55%             399,979            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ



(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.509446         -34.91%             286,325            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.181886         -18.18%             263,507            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                    12.767993            9.268169         -27.41%              80,065            2000
Appreciation Fund - Q/NQ        12.392954           12.767993           3.03%              32,789            1999
                                10.000000           12.392954          23.93%                   0            1998


NSAT Dreyfus NSAT Mid           14.644558           16.670157          13.83%              43,124            2000
Cap Index Fund(1) -             12.257790           14.644558          19.47%               2,739            1999
Q/NQ                            10.000000           12.257790          22.58%                   0            1998


NSAT Federated NSAT             13.963829           12.331560         -11.69%               9,075            2000
Equity Income Fund(2) -         11.927845           13.963829          17.07%               1,554            1999
Q/NQ                            10.000000           11.927845          19.28%                   0            1998


NSAT Federated NSAT             10.764664            9.755865          -9.37%              14,584            2000
High Income Bond Fund(3)        10.558563           10.764664           1.95%               2,010            1999
- Q/NQ                          10.000000           10.558563           5.59%                   0            1998


NSAT - Gartmore NSAT            10.000000            8.686950         -13.13%                  87            2000
Emerging Markets
Fund - Q/NQ



NSAT - Gartmore NSAT            10.000000            6.000048         -40.00%               3,481            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.222891          -7.77%                 206            2000
International Growth
Fund - Q/NQ


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.816007           10.914977          11.20%              67,859            2000
Fund - Q/NQ                     10.174058            9.816007          -3.52%              10,483            1999
                                10.000000           10.174058           1.74%                   0            1998


NSAT J.P. Morgan NSAT           10.735723           10.570325          -1.54%              51,449            2000
Balanced Fund(1) - Q/NQ         10.772545           10.735723          -0.34%               9,540            1999
                                10.000000           10.772545           7.73%                   0            1998


NSAT MAS NSAT Multi             10.510552           10.972282           4.39%              12,789            2000
Sector Bond Fund(2) - Q/NQ      10.475252           10.510552           0.34%               1,536            1999
                                10.000000           10.475252           4.75%                   0            1998


NSAT Money Market Fund*         10.489614           10.989031           4.76%             240,296            2000
- Q/NQ                          10.126097           10.489614           3.59%              30,147            1999
                                10.000000           10.126097           1.26%                   0            1998


NSAT Nationwide Global          14.267173           12.359000         -13.37%              10,747            2000
50 Fund(3) - Q/NQ               11.747364           14.267173          21.45%               1,955            1999
                                10.000000           11.747364          17.47%                   0            1998


NSAT Nationwide Small           20.338511           16.846010         -17.17%              24,702            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.338511         103.39%                 809            1999


NSAT Nationwide Small           15.896867           17.466310           9.87%              48,783            2000
Cap Value Fund - Q/NQ           12.586199           15.896867          26.30%               6,578            1999
                                10.000000           12.586199          25.86%                   0            1998

NSAT Nationwide Small           17.099098           18.398225           7.60%              53,875            2000
Company Fund - Q/NQ             12.016781           17.099098          42.29%               2,090            1999
                                10.000000           12.016781          20.17%                   0            1998

NSAT Nationwide                 11.949113           12.704964           6.33%               2,636            2000
Strategic Value Fund -          12.477330           11.949113          -4.23%                 989            1999
Q/NQ                            10.000000           12.477330          24.77%                   0            1998

NSAT Strong NSAT Mid            22.750997           19.022019         -16.39%              51,861            2000
Cap Growth Fund(5) - Q/NQ       12.463581           22.750997          82.54%               2,837            1999
                                10.000000           12.463581          24.64%                   0            1998

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was___%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          12.646339           12.230458          -3.29%             225,669            2000
- Q/NQ                          11.968910           12.646339           5.66%              49,012            1999
                                10.000000           11.968910          19.69%                   0            1998

NSAT - Turner NSAT              10.000000            6.325751         -36.74%                 732            2000
Growth Focus Fund - Q/NQ


Neuberger Berman AMT            13.976229           13.965623          -0.08%              14,673            2000
Guardian Portfolio -            12.307946           13.976229          13.55%               1,093            1999
Q/NQ                            10.000000           12.307946          23.08%                   0            1998


Neuberger Berman AMT            20.834304           19.049729         -8.57%`              80,148            2000
Mid-Cap Growth                  13.702754           20.834304          52.04%               6,622            1999
Portfolio - Q/NQ                10.000000           13.702754          37.03%                   0            1998


Neuberger Berman AMT            12.539993           12.477284          -0.50%              12,880            2000
Partners Portfolio -            11.821068           12.539993           6.08%               2,529            1999
Q/NQ                            10.000000           11.821068          18.21%                   0            1998


Oppenheimer Variable            23.512658           20.620784         -12.30%             158,654            2000
Account Funds -                 12.961315           23.512658          81.41%              10,220            1999
Oppenheimer Aggressive          10.000000           12.961315          29.61%                   0            1998
Growth Fund/VA(1) - Q/NQ



Oppenheimer Variable            17.848621           17.594890           1.42%             131,188            2000
Account Funds -                 12.752843           17.848621          39.96%              16,973            1999
Oppenheimer Capital             10.000000           12.752843          27.53%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ


Oppenheimer Variable            10.000000            8.521827          -4.78%              25,666            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            14.609212           13.168121          -9.86%             139,505            2000
Account Funds -                 12.149185           14.609212          20.25%              18,558            1999
Oppenheimer Main Street         10.000000           12.149185          21.49%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.776003          -2.24%              16,017            2000
II, Inc. - Q/NQ


The Universal                   14.572201           16.037786          10.06%               2,595            2000
Institutional Funds,            11.400149           14.572201          27.82%                 388            1999
Inc. - Emerging Markets         10.000000           11.400149          14.00%                   0            1998
Debt Portfolio(1) - Q/NQ


The Universal                   10.000000            8.620055         -13.80%               1,376            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   12.479280           12.974262           3.97%              13,887            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               23.947713           13.755231         -42.56%              16,180            2000
Insurance Trust -               12.101814           23.947713          97.89%               1,854            1999
Worldwide Emerging              10.000000           12.101814          21.02%                   0            1998
Markets Fund - Q/NQ


Van Eck Worldwide               12.649846           13.923943          10.07%               1,909            2000
Insurance Trust -               10.581149           12.649846          19.55%                 523            1999
Worldwide Hard Assets           10.000000           10.581149           5.81%                   0            1998
Fund - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.485724           12.787029         -11.73%              63,199            2000
Variable Portfolios,            12.429254           14.485724          16.55%               9,493            1999
Inc. - American Century         10.000000           12.429254          24.29%                   0            1998
VP Income & Growth -
Q/NQ


American Century                17.662250           14.507647         -17.86%              35,312            2000
Variable Portfolios,            10.902825           17.662250          62.00%               5,351            1999
Inc. - American Century         10.000000           10.902825           9.03%                   0            1998
VP International - Q/NQ


American Century                11.255628           13.132406          16.67%               6,350            2000
Variable Portfolios,            11.495807           11.255628          -2.09%               1,559            1999
Inc. - American Century         10.000000           11.495807          14.96%                   0            1998
VP Value - Q/NQ


Credit Suisse Warburg           20.565582           16.463131         -19.95%                 563            2000
Pincus Trust - Global           12.737475           20.565582          61.46%                 696            1999
Post-Venture Capital            10.000000           12.737475          27.37%                   0            1998
Portfolio(1) - Q/NQ


Credit Suisse Warburg           16.363554           11.975093         -26.82%                 962            2000
Pincus Trust -                  10.799816           16.363554          51.52%               1,235            1999
International Equity            10.000000           10.799816           8.00%                   0            1998
Portfolio - Q/NQ


Credit Suisse Warburg           12.261224           13.187744           7.56%                 853            2000
Pincus Trust - Value            11.686779           12.261224           4.92%                 360            1999
Portfolio(2) - Q/NQ             10.000000           11.686779          16.87%                   0            1998


Dreyfus Investment              12.888550           12.473885          -3.22%               6,955            2000
Portfolios - European           10.000000           12.888550          28.89%                  85            1999
Equity Portfolio - Q/NQ


The Dreyfus Socially            16.386683           14.397461         -12.14%              55,503            2000
Responsible Growth              12.756741           16.386683          28.46%              10,183            1999
Fund, Inc. - Q/NQ               10.000000           12.756741          27.57%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION          YEAR
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
--------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                14.726559           13.193664         -10.41%             310,201            2000
Fund, Inc. - Q/NQ                  12.365124           14.726559          19.10%              63,733            1999
                                   10.000000           12.365124          23.65%                   0            1998


Dreyfus Variable                   13.433832           13.180436          -1.89%              17,841            2000
Investment Fund                    12.205549           13.433832          10.06%               5,595            1999
-Appreciation                      10.000000           12.205549          22.06%                   0            1998
Portfolio(1) - Q/NQ


Federated Insurance                 9.787093           10.675429           9.08%              18,799            2000
Series - Federated                 10.000000            9.787093          -2.13%                 448            1999
Quality Bond Fund II -
Q/NQ


Fidelity VIP                       12.432231           13.297371           6.96%              55,949            2000
Equity-Income                      11.848469           12.432231           4.93%              17,124            1999
Portfolio: Service                 10.000000           11.848469          18.48%                   0            1998
Class - Q/NQ



Fidelity VIP Growth                17.641868           15.494279         -12.17%             242,259            2000
Portfolio: Service                 13.012933           17.641868          35.57%              38,115            1999
Class - Q/NQ                       10.000000           13.012933          30.13%                   0            1998


Fidelity VIP High                  11.080460            8.468211         -23.58%              29,946            2000
Income Portfolio:                  10.382374           11.080460           6.72%               3,154            1999
Service Class - Q/NQ               10.000000           10.382374           3.82%                   0            1998


Fidelity VIP Overseas              15.890221           12.687275         -20.16%              11,101            2000
Portfolio: Service                 11.294949           15.890221          40.68%               1,581            1999
Class - Q/NQ                       10.000000           11.294949          12.95%                   0            1998


Fidelity VIP II                    15.447579           14.231074          -7.88%              73,604            2000
Contrafund(R) Portfolio:           12.600399           15.447579          22.60%              21,423            1999
Service Class - Q/NQ               10.000000           12.600399          26.00%                   0            1998

Fidelity VIP III Growth            12.777351           10.450878         -18.21%              18,255            2000
Opportunities                      12.419643           12.777351           2.88%               5,625            1999
Portfolio: Service                 10.000000           12.419643          24.20%                   0            1998
Class - Q/NQ


Janus Aspen Series -               10.000000            8.141323         -18.59%             147,102            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                               VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                               BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                               PERIOD                                                      PERIOD
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.506406         -34.94%               115,290            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.178071         -18.22%               144,127            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    12.759401            9.257262         -27.45%                67,380            2000
Appreciation Fund - Q/NQ        12.390885           12.759401           2.97%                32,292            1999
                                10.000000           12.390885          23.91%                     0            1998


NSAT Dreyfus NSAT Mid           14.634711           16.650563          13.77%                16,374            2000
Cap Index Fund(1)-Q/NQ          12.255745           14.634711          19.41%                   721            1999
                                10.000000           12.255745          22.56%                     0            1998


NSAT Federated NSAT             13.954430           12.317063         -11.73%                10,559            2000
Equity Income Fund(2) -         11.925844           13.954430          17.01%                   711            1999
Q/NQ                            10.000000           11.925844          19.26%                     0            1998


NSAT Federated NSAT             10.757403            9.744373          -9.42%                 5,404            2000
High Income Bond Fund(3)        10.556787           10.757403           1.90%                   889            1999
- Q/NQ                          10.000000           10.556787           5.57%                     0            1998


NSAT - Gartmore NSAT            10.000000            8.685889         -13.14%                     0            2000
Emerging Markets
Fund-Q/NQ


NSAT - Gartmore NSAT            10.000000            5.999315         -40.01%                 2,683            2000
Global Technology and
Communications Fund-Q/NQ


NSAT - Gartmore NSAT            10.000000            9.221767          -7.78%                    84            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND            ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                                  VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                                  BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                  PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------
NSAT Government Bond                  9.809384           10.902126          11.14%              43,339            2000
Fund - Q/NQ                          10.172348            9.809384          -3.57%               7,309            1999
                                     10.000000           10.172348           1.72%                   0            1998


NSAT J.P. Morgan NSAT                10.728485           10.557899          -1.59%              14,305            2000
Balanced Fund(1) - Q/NQ              10.770735           10.728485          -0.39%               2,153            1999
                                     10.000000           10.770735           7.71%                   0            1998


NSAT MAS NSAT Multi                  10.503468           10.959378           4.34%              12,231            2000
Sector Bond Fund(2) - Q/NQ           10.473496           10.503468           0.29%                 950            1999
                                     10.000000           10.473496           4.73%                   0            1998


NSAT Money Market Fund(*)            10.482530           10.976083           4.71%              56,300            2000
- Q/NQ                               10.124383           10.482530           3.54%              36,945            1999
                                     10.000000           10.124383           1.24%                   0            1998


NSAT Nationwide Global               14.257588           12.345376         -13.41%               4,328            2000
50 Fund(3) - Q/NQ                    11.745400           14.257588          21.39%                 768            1999
                                     10.000000           11.745400          17.45%                   0            1998


NSAT Nationwide Small                20.331712           16.831886         -17.21%              12,896            2000
Cap Growth Fund(4) - Q/NQ            10.000000           20.331712         103.32%                 729            1999


NSAT Nationwide Small                15.886176           17.445777           9.82%               9,463            2000
Cap Value Fund - Q/NQ                12.584102           15.886176          26.24%                 746            1999
                                     10.000000           12.584102          25.84%                   0            1998


NSAT Nationwide Small                17.087592           18.376589           7.54%              28,386            2000
Company Fund - Q/NQ                  12.014774           17.087592          42.22%               3,688            1999
                                     10.000000           12.014774          20.15%                   0            1998


NSAT Nationwide                      11.941061           12.690016           6.27%               1,369            2000
Strategic Value Fund -               12.475236           11.941061          -4.28%                 342            1999
Q/NQ                                 10.000000           12.475236          24.75%                   0            1998


NSAT Strong NSAT Mid                 22.735718           18.999657         -16.43%              22,586            2000
Cap Growth Fund(5) - Q/NQ            12.461498           22.735718          82.45%               3,067            1999
                                     10.000000           12.461498          24.61%                   0            1998


(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
(*) The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was ___%.




UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                               VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                               BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                               PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund               12.637807           12.216049          -3.34%              82,642            2000
- Q/NQ                               11.966903           12.637807           5.61%              30,226            1999
                                     10.000000           11.966903          19.67%                   0            1998


NSAT - Turner NSAT                   10.000000            6.324975         -36.75%               1,633            2000
Growth Focus Fund - Q/NQ


Neuberger Berman AMT                 13.966839           13.949218          -0.13%               5,057            2000
Guardian Portfolio -                 12.305897           13.966839          13.50%               2,029            1999
Q/NQ                                 10.000000           12.305897          23.06%                   0            1998


Neuberger Berman AMT                 20.820318           19.027345          -8.61%              28,148            2000
Mid-Cap Growth                       13.700471           20.820318          51.97%               2,400            1999
Portfolio - Q/NQ                     10.000000           13.700471          37.00%                   0            1998


Neuberger Berman AMT                 12.531553           12.462618          -0.55%               5,031            2000
Partners Portfolio -                 11.819096           12.531553           6.03%               2,887            1999
Q/NQ                                 10.000000           11.819096          18.19%                   0            1998


Oppenheimer Variable                 23.496887           20.596567         -12.34%              65,179            2000
Account Funds -                      12.959156           23.496887          81.31%               5,067            1999
Oppenheimer Aggressive               10.000000           12.959156          29.59%                   0            1998
Growth Fund/VA(1) - Q/NQ


Oppenheimer Variable                 17.836627           17.574219          -1.47%              96,743            2000
Account Funds -                      12.750719           17.836627          39.89%               6,969            1999
Oppenheimer Capital                  10.000000           12.750719          27.51%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ


Oppenheimer Variable                 10.000000            9.518646          -4.81%              11,455           2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable                 14.599387           13.152642          -9.91%              70,923            2000
Account Funds -                      12.147153           14.599387          20.19%               7,153            1999
Oppenheimer Main Street              10.000000           12.147153          21.47%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                               VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION          YEAR
                               BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                               PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund              10.000000            9.772739          -2.27%               4,842
II, Inc. - Q/NQ


The Universal                        14.562396           16.018934          10.00%               3,153            2000
Institutional Funds,                 11.398245           14.562396          27.76%                  58            1999
Inc. - Emerging Markets              10.000000           11.398245          13.98%                   0            1998
Debt Portfolio(1) - Q/NQ


The Universal                        10.000000            8.617166         -13.83%                 397            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                        10.000000           12.959009           3.95%               3,736            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide                    23.931619           13.739047         -42.59%               6,313            2000
Insurance Trust -                    12.099788           23.931619          97.79%               1,590            1999
Worldwide Emerging                   10.000000           12.099788          21.00%                   0            1998
Markets Fund - Q/NQ


Van Eck Worldwide                    12.641312           13.907561          10.02%                 271            2000
Insurance Trust -                    10.579367           12.641312          19.49%                  92            1999
Worldwide Hard Assets                10.000000           10.579367           5.79%                   0            1998
Fund - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio. Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION          YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
American Century                    14.475981           12.771997         -11.77%               3,833            2000
Variable Portfolios,                12.427175           14.475981          16.49%                 168            1999
Inc. - American Century             10.000000           12.427175          24.27%                   0            1998
VP Income & Growth -
Q/NQ


American Century                    17.650383           14.490593         -17.90%              10,171            2000
Variable Portfolios,                10.901004           17.650383          61.92%               1,834            1999
Inc. - American Century             10.000000           10.901004           9.01%                   0            1998
VP International - Q/NQ


American Century                    11.248045           13.116946          16.62%                 878            2000
Variable Portfolios,                11.493876           11.248045          -2.14%                  76            1999
Inc. - American Century             10.000000           11.493876          14.94%                   0            1998
VP Value - Q/NQ


Credit Suisse Warburg               20.551766           16.443767         -19.99%                   0            2000
Pincus Trust - Global               12.735345           20.551766          61.38%                   0            1999
Post-Venture Capital                10.000000           12.735345          27.35%                   0            1998
Portfolio(1) - Q/NQ


Credit Suisse Warburg               16.352558           11.961010         -26.86%                  50            2000
Pincus Trust -                      10.798003           16.352558          51.44%                  50            1999
International Equity                10.000000           10.798003           7.98%                   0            1998
Portfolio - Q/NQ


Credit Suisse Warburg               12.252980           13.175141           7.50%                  92            2000
Pincus Trust - Value                11.684826           12.252980           4.86%                  10            1999
Portfolio(2) - Q/NQ                 10.000000           11.684826          16.85%                   0            1998


Dreyfus Investment                  12.886864           12.465971          -3.27%                 110            2000
Portfolios - European               10.000000           12.886864          28.87%                 226            1999
Equity Portfolio - Q/NQ


The Dreyfus Socially                16.375662           14.380518         -12.18%               5,530            2000
Responsible Growth                  12.754610           16.375662          28.39%               1,109            1999
Fund, Inc. - Q/NQ                   10.000000           12.754610          27.55%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                               VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                               BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                               PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                  14.716647           13.178151         -10.45%              31,664            2000
Fund, Inc. - Q/NQ                    12.363055           14.716647          19.04%               8,725            1999
                                     10.000000           12.363055          23.63%                   0            1998


Dreyfus Variable                     13.424790           13.164923          -1.94%               2,575            2000
Investment Fund                      12.203505           13.424790          10.01%               1,610            1999
-Appreciation                        10.000000           12.203505          22.04%                   0            1998
Portfolio(1) - Q/NQ


Federated Insurance                   9.783812           10.666472           9.02%               3,340            2000
Series - Federated                   10.000000            9.783812          -2.16%                 153            1999
Quality  Bond Fund II -
Q/NQ


Fidelity VIP                         12.423854           13.28731            6.91%               6,473            2000
Equity-Income                        11.846486           12.423854           4.87%               1,407            1999
Portfolio: Service                   10.000000           11.846486          18.46%                   0            1998
Class - Q/NQ


Fidelity VIP Growth                  17.630000           15.476056         -12.22%              27,355            2000
Portfolio: Service                   13.010755           17.630000          35.50%               6,940            1999
Class - Q/NQ                         10.000000           13.010755          30.11%                   0            1998



Fidelity VIP High                    11.072984            8.458245         -23.61%               2,753            2000
Income Portfolio:                    10.380632           11.072984           6.67%                 654            1999
Service Class - Q/NQ                 10.000000           10.380632           3.81%                   0            1998


Fidelity VIP Overseas                15.879549           12.672362         -20.20%               1,193            2000
Portfolio: Service                   11.293057           15.879549          40.61%                 275            1999
Class - Q/NQ                         10.000000           11.293057          12.93%                   0            1998


Fidelity VIP II                      15.437189           14.214337          -7.92%               7,020            2000
Contrafund(R)Portfolio:              12.598299           15.437189          22.53%               2,939            1999
Service Class - Q/NQ                 10.000000           12.598299          25.98%                   0            1998



Fidelity VIP III Growth              12.768758           10.438575         -18.25%               3,094            2000
Opportunities                        12.417568           12.768758           2.83%                 690            1999
Portfolio: Service                   10.000000           12.417568          24.18%                   0            1998
Class - Q/NQ


Janus Aspen Series -                 10.000000            8.137529         -18.62%              15,435            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.503356         -34.97%               7,886            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.174255         -18.26%               8,355            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                    12.750810            9.246358         -27.48%              18,473            2000
Appreciation Fund - Q/NQ
                                12.388810           12.750810           2.92%               2,624            1999
                                10.000000           12.388810          23.89%                   0            1998

NSAT Dreyfus NSAT Mid           14.624858           16.630966          13.72%               3,031            2000
Cap Index Fund(1)-Q/NQ
                                12.253691           14.624858          19.35%                 172            1999
                                10.000000           12.253691          22.54%                   0            1998

NSAT Federated NSAT             13.945030           12.302565         -11.78%                 214            2000
Equity Income Fund(2) -         11.923848           13.945030          16.95%                   0            1999
Q/NQ                            10.000000           11.923848          19.24%                   0            1998


NSAT Federated NSAT             14.247974            9.732895          -9.46%                 333            2000
High Income Bond Fund(3) -     11.7433428           14.247974           1.85%                 179            1999
Q/NQ                            10.000000           11.743428           5.55%                   0            1998

NSAT - Gartmore NSAT            10.000000            9.684823         -13.15%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.998573          -40.01                 123            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.220640          -7.79%                   0            2000
International Growth
Fund - Q/NQ



(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.802780           10.889287          11.08%              15,517            2000
Fund - Q/NQ                     10.170644            9.802780          -3.62%               4,105            1999
                                10.000000           10.170644           1.71%                   0            1998

NSAT J.P. Morgan NSAT           10.721257           10.545461          -1.64%                 252            2000
Balanced Fund(1) - Q/NQ         10.768931           10.721257          -0.44%                  16            1999
                                10.000000           10.768931           7.69%                   0            1998

NSAT MAS NSAT Multi             10.496386           10.946464           4.29%                 154            2000
Sector Bond Fund(2) - Q/NQ      10.471735           10.496386           0.24%                   8            1999
                                10.000000           10.471735           4.72%                   0            1998

NSAT Money Market Fund*         10.475448           10.963142           4.66%              13,070            2000
- Q/NQ                          10.122671           10.475448           3.49%                  35            1999
                                10.000000           10.122671           1.23%                   0            1998

NSAT Nationwide Global          14.247974           12.330829         -13.46%                 511            2000
50 Fund(3) - Q/NQ               10.743428           14.247974          21.33%                  36            1999
                                10.000000           10.743428          17.43%                   0            1998

NSAT Nationwide Small           20.324927           16.817775         -17.26%                 887            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.324927         103.25%                 105            1999


NSAT Nationwide Small           15.875478           17.425261           9.76%               2,053            2000
Cap Value Fund - Q/NQ           12.581999           15.875478          26.18%                  59            1999
                                10.000000           12.581999          25.82%                   0            1998

NSAT Nationwide Small           17.076087           18.354971           7.49%               4,789            2000
Company Fund - Q/NQ             12.012761           17.076087          42.15%                 773            1999
                                10.000000           12.012761          20.13%                   0            1998

NSAT Nationwide                 11.933031           12.675084           6.22%                 144            2000
Strategic Value Fund - Q/NQ     12.473162           11.933031          -4.33%                  15            1999
                                10.000000           12.473162          24.73%                   0            1998

NSAT Strong NSAT Mid            22.720430           18.977298         -16.47%               4,355            2000
Cap Growth Fund(5) - Q/NQ       12.459415           22.720430          82.36%               1,329            1999
                                10.000000           12.459415          24.59%                   0            1998

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          12.629301           12.201684          -3.39%              19,726            2000
- Q/NQ                          11.964909           12.629301           5.55%               4,083            1999
                                10.000000           11.964909          19.65%                   0            1998

NSAT - Turner NSAT              10.000000            6.324196         -36.76%                   0            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT            13.957433           13.932809          -0.18%                  85            2000
Guardian Portfolio -            12.303831           13.957433          13.44%                  94            1999
Q/NQ                            10.000000           12.303831          23.04%                   0            1998

Neuberger Berman AMT            20.806301           19.004946          -8.66%               6,999            2000
Mid-Cap Growth                  13.698179           20.806301          51.89%                 206            1999
Portfolio - Q/NQ                10.000000           13.698179          36.98%                   0            1998

Neuberger Berman AMT            12.523110           12.447943          -0.60%               1,241            2000
Partners Portfolio -            11.817120           12.523110           5.97%                 528            1999
Q/NQ                            10.000000           11.817120          18.17%                   0            1998

Oppenheimer Variable            23.481073           20.572328         -12.39%               7,789            2000
Account Funds -                 12.956986           23.481073          81.22%               1,811            1999
Oppenheimer Aggressive          10.000000           12.956986          29.57%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            17.824624           17.553551          -1.52%               9,855            2000
Account Funds -                 12.748581           17.824624          39.82%               1,857            1999
Oppenheimer Capital             10.000000           12.748581          27.49%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.515462          -4.85%               6,409            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.589572           13.137180          -9.96%              21,732            2000
Account Funds -                 12.145122           14.589572          20.13%               2,585            1999
Oppenheimer Main Street         10.000000           12.145122          21.45%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.769466          -2.31%                 345            2000
II, Inc. - Q/NQ

The Universal                   14.552579           16.000072`          9.95%                   0            2000
Institutional Funds,            11.396332           14.552579          27.70%                   0            1999
Inc. - Emerging Markets         10.000000           11.393332          13.96%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.614274         -13.86%                 249            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.453337           12.943746           3.94%               1,015            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               23.915562           13.722894         -42.62%                 680            2000
Insurance Trust -               12.097773           23.915562          97.69%                 672            1999
Worldwide Emerging              10.000000           12.097773          20.98%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               12.632809           13.891206           9.96%               1,764            2000
Insurance Trust -               10.577601           12.632809          19.43%                 542            1999
Worldwide Hard Assets           10.000000           10.577601           5.78%                   0            1998
Fund - Q/NQ




(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------




(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.562313           12.841696         -11.82%               3,122            2000
Variable Portfolios,            12.507622           14.562313          16.43%               1,354            1999
Inc. - American Century         10.000000           12.507622          25.08%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.508116           16.007673         -17.94%               3,482            2000
Variable Portfolios,            12.054452           19.508116          61.81%                  15            1999
Inc. - American Century         10.000000           12.054452          20.54%                   0            1998
VP International - Q/NQ

American Century                11.026014           12.851555          16.56%               2,805            2000
Variable Portfolios,            11.272705           11.026014          -2.19%                  19            1999
Inc. - American Century         10.000000           11.272705          12.73%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.695562           16.550469         -20.03%                   0            2000
Pincus Trust - Global           12.830950           20.695562          61.29%                   0            1999
Post-Venture Capital            10.000000           12.830950          28.31%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.474463           12.775184         -26.89%                   0            2000
Pincus Trust -                  11.544672           17.474463          51.36%                   0            1999
International Equity            10.000000           11.544672          15.45%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.460330           13.388420           7.45%                 134            2000
Pincus Trust - Value            11.888597           12.460330           4.81%                   0            1999
Portfolio(3) - Q/NQ             10.000000           11.888597          18.89%                   0            1998

Dreyfus Investment              12.885161           12.458039          -3.31%                 520            2000
Portfolios - European           10.000000           12.885161          28.85%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.395915           14.391057         -12.23%               2,430            2000
Responsible Growth              12.776857           16.395915          28.33%                 254            1999
Fund, Inc. - Q/NQ               10.000000           12.776857          27.77%                   0            1998



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             14.820270           13.264252         -10.50%              18,320            2000
Fund, Inc. - Q/NQ               12.456413           14.820270          18.98%               2,222            1999
                                10.000000           12.456413          24.56%                   0            1998

Dreyfus Variable                13.614453           13.344202          -1.99%                 716            2000
Investment Fund                 12.382184           13.614453           9.95%                   0            1999
-Appreciation                   10.000000           12.382184          23.82%                   0            1998
Portfolio1 - Q/NQ


Federated Insurance              9.780523           10.657518           8.97%               2,458            2000
Series - Federated              10.000000            9.780523          -2.19%                  26            1999
Quality Bond Fund II -
Q/NQ


Fidelity VIP                    12.371310           13.218906           6.85%               2,547            2000
Equity-Income                   11.802357           12.371310           4.82%                 339            1999
Portfolio: Service              10.000000           11.802357          18.02%                   0            1998
Class - Q/NQ


Fidelity VIP Growth             17.479679           15.336364         -12.26%              14,284            2000
Portfolio: Service              12.906358           17.479679          35.43%               1,835            1999
Class - Q/NQ                    10.000000           12.906358          29.06%                   0            1998


Fidelity VIP High               11.220168            8.566348         -23.65%               1,693            2000
Income Portfolio:               10.523939           11.220168           6.62%                  43            1999
Service Class - Q/NQ            10.000000           10.523939           5.24%                   0            1998


Fidelity VIP Overseas           17.117558           13.653448         -20.24%               1,338            2000
Portfolio: Service              12.179658           17.117558          40.54%                 188            1999
Class - Q/NQ                    10.000000           12.179658          21.80%                   0            1998


Fidelity VIP II                 15.663065           14.415058          -7.97%               5,494            2000
Contrafund(R)Portfolio:         12.789109           15.663065          22.47%                  75            1999
Service Class - Q/NQ            10.000000           12.789109          27.89%                   0            1998


Fidelity VIP III Growth         12.643267           10.330777         -18.29%                 918            2000
Opportunities                   12.301762           12.643267           2.78%                 104            1999
Portfolio: Service              10.000000           12.301762          23.02%                   0            1998
Class - Q/NQ


Janus Aspen Series -            10.000000            8.133724         -18.66%              20,027            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.500322         -35.00%              18,888            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.170438         -18.30%              15,222            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                    12.788549            9.269045         -27.52%               1,478            2000
Appreciation Fund - Q/NQ        12.431774           12.788549           2.87%               1,457            1999
                                10.000000           12.431774          24.32%                   0            1998

NSAT Dreyfus NSAT Mid           14.608445           16.603938          13.66%                 931            2000
Cap Index Fund(1) - Q/NQ        12.246138           14.608445          19.29%                   0            1999
                                10.000000           12.246138          22.46%                   0            1998


NSAT Federated NSAT             13.838584           12.202501         -11.82%                 139            2000
Equity Income Fund(2) -         11.838823           13.838584          16.89%                   0            1999
Q/NQ                            10.000000           11.838823          18.39%                   0            1998


NSAT Federated NSAT             10.519004            9.518824          -9.51%                 283            2000
High Income Bond Fund(3)        10.333294           10.519004           1.80%                   0            1999
- Q/NQ                          10.000000           10.333294           3.33%                   0            1998



NSAT - Gartmore NSAT            10.000000            8.683765         -13.16%                   0            2000
Emerging Markets
Fund - Q/NQ



NSAT - Gartmore NSAT            10.000000            5.997839         -40.02%                  44            2000
Global Technology and
Communications Fund - Q/NQ




NSAT - Gartmore NSAT            10.000000            9.219512          -7.80%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.485894           10.531983          11.03%               7,797            2000
Fund - Q/NQ                      9.846859            9.485894          -3.67%                 234            1999
                                10.000000            9.846859          -1.535                   0            1998

NSAT J.P. Morgan NSAT           10.618109           10.438746          -1.69%               1,879            2000
Balanced Fund(1) - Q/NQ         10.670741           10.618109          -0.49%                 201            1999
                                10.000000           10.670741           6.71%                   0            1998

NSAT MAS Multi Sector           10.258279           10.692772           4.24%               1,098            2000
Bond Fund(2) - Q/NQ             10.239367           10.258279           0.18%                  25            1999
                                10.000000           10.239367           2.39%                   0            1998

NSAT Money Market Fund*         10.435669           10.916008           4.60%               5,456            2000
- Q/NQ                          10.089342           10.435669           3.43%                 193            1999
                                10.000000           10.089342           0.89%                   0            1998

NSAT Nationwide Global          14.799960           12.802092         -13.50%                 103            2000
50 Fund(3) - Q/NQ               12.204564           14.799960          21.27%                 102            1999
                                10.000000           12.204564          22.05%                   0            1998

NSAT Nationwide Small           20.318124           16.803658         -17.30%               1,212            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.318124         103.18%                   0            1999

NSAT Nationwide Small           16.339365           17.925387           9.71%               1,261            2000
Cap Value Fund - Q/NQ           12.956203           16.339365          26.11%                  86            1999
                                10.000000           12.956203          29.56%                   0            1998

NSAT Nationwide Small           17.213333           18.493168           7.44%               4,379            2000
Company Fund - Q/NQ             12.115436           17.213333          42.08%                   0            1999
                                10.000000           12.115436          21.15%                   0            1998

NSAT Nationwide                 12.450334           13.217900           6.17%                   7            2000
Strategic Value Fund -          13.020484           12.450334          -4.38%                   0            1999
Q/NQ                            10.000000           13.020484          30.20%                   0            1998

NSAT Strong NSAT Mid            23.075929           19.264494         -16.52%               2,345            2000
Cap Growth Fund(5) - Q/NQ       12.660760           23.075929          82.26%                   0            1999
                                10.000000           12.660760          26.61%                   0            1998

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          12.644908           12.210612          -3.43%               6,477            2000
- Q/NQ                          11.985762           12.644908           5.50%                 307            1999
                                10.000000           11.985762          19.86%                   0            1998


NSAT - Turner NSAT              10.000000            6.323419         -36.77%                   0            2000
Growth Focus Fund - Q/NQ


Neuberger Berman AMT            14.602403           14.569299          -0.23%                 336            2000
Guardian Portfolio -            12.878920           14.602403          13.38%                  18            1999
Q/NQ                            10.000000           12.878920          28.79%                   0            1998


Neuberger Berman AMT            21.358908           19.499868          -8.70%               3,141            2000
Mid-Cap Growth                  14.069118           21.358908          51.81%                 103            1999
Portfolio - Q/NQ                10.000000           14.069118          40.69%                   0            1998


Neuberger Berman AMT            12.552194           12.470576          -0.65%                 126            2000
Partners Portfolio -            11.850559           12.552194           5.92%                   0            1999
Q/NQ                            10.000000           11.850559          18.51%                   0            1998


Oppenheimer Variable            23.879534           20.910873         -12.43%               6,975            2000
Account Funds -                 13.183516           23.879534          81.13%                  70            1999
Oppenheimer Aggressive          10.000000           13.183516          31.84%                   0            1998
Growth Fund/VA(1) - Q/NQ


Oppenheimer Variable            18.497677           18.207193          -1.57%               4,008            2000
Account Funds -                 13.236669           18.497677          39.75%                 223            1999
Oppenheimer Capital             10.000000           13.236669          32.37%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ


Oppenheimer Variable            10.000000            9.512275          -4.88%               3,096            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            14.807604           13.326790         -10.00%               8,227            2000
Account Funds -                 12.332876           14.807604          20.07%                 378            1999
Oppenheimer Main Street         10.000000           12.332876          23.33%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


Strong Opportunity Fund         10.0000000           9.766796          -2.34%                 712
II, Inc. - Q/NQ


The Universal                   14.534892           15.972670           9.89%                  57            2000
Institutional Funds,            11.388309           14.534892          27.63%                   0            1999
Inc. - Emerging Markets         10.000000           11.388309          13.88%                   0            1998
Debt Portfolio(2) - Q/NQ


The Universal                   10.000000            8.611387         -13.89%                 305            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ



The Universal                   12.057366           12.530461           3.92%                 289            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               24.947866           14.308006         -42.65%                 629            2000
Insurance Trust -               12.626347           24.947866          97.59%                  11            1999
Worldwide Emerging              10.000000           12.626347          26.26%                   0            1998
Markets Fund - Q/NQ


Van Eck Worldwide               11.832203           13.004291           9.91%                 272            2000
Insurance Trust -                9.912267           11.832203          19.37%                   0            1999
Worldwide Hard Assets           10.000000            9.912267          -0.88%                   0            1998
Fund - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(2) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.553111           12.827110         -11.86%           1,035,699            2000
Variable Portfolios,            12.506047           14.553111          16.37%              15,535            1999
Inc. - American Century         10.000000           12.506407          25.06%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.495801           15.989500         -17.98%           1,297,705            2000
Variable Portfolios,            12.052929           19.495801          61.75%               7,664            1999
Inc. - American Century         10.000000           12.052929          20.53%                   0            1998
VP International - Q/NQ

American Century                11.019041           12.836968          16.50%             565,858            2000
Variable Portfolios,            11.271284           11.019041          -2.24%               7,925            1999
Inc. - American Century         10.000000           11.271284          12.71%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.682481           16.531655         -20.07%               1,553            2000
Pincus Trust - Global           12.829333           20.682481          61.21%               1,159            1999
Post-Venture Capital            10.000000           12.829333          28.29%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.463426           12.760667         -26.93%                 722            2000
Pincus Trust -                  11.543216           17.463426          51.29%                 653            1999
International Equity            10.000000           11.543216          15.43%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.452445           13.373210           7.39%              44,542            2000
Pincus Trust - Value            11.887094           12.452445           4.76%               4,826            1999
Portfolio(3) - Q/NQ             10.000000           11.887094          18.87%                   0            1998


Dreyfus Investment              12.883469           12.450126          -3.36%             176,041            2000
Portfolios - European           10.000000           12.883469          28.83%                   0            1999
Equity Portfolio - Q/NQ


The Dreyfus Socially            16.385550           14.374715         -12.27%           1,415,838            2000
Responsible Growth              12.775247           16.385550          28.26%               7,051            1999
Fund, Inc. - Q/NQ               10.000000           12.775247          27.75%                   0            1998


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             14.810885           13.249172         -10.54%           4,894,139            2000
Fund, Inc. - Q/NQ               12.454838           14.810885          18.92%              72,533            1999
                                10.000000           12.454838          24.55%                   0            1998

Dreyfus Variable                13.605834           13.329025          -2.03%             505,702            2000
Investment Fund                 12.380620           13.605834           9.90%              22,748            1999
-Appreciation                   10.000000           12.380620          23.81%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.777237           10.648571           8.91%             763,200            2000
Series - Federated              10.000000            9.777237          -2.23%                 182            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.363474           13.203880           6.80%           2,792,254            2000
Equity-Income                   11.800868           12.363474           4.77%              19,485            1999
Portfolio: Service              10.000000           11.800868          18.01%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.468631           15.318941         -12.31%           5,843,533            2000
Portfolio: Service              12.904732           17.468631          35.37%              45,619            1999
Class - Q/NQ                    10.000000           12.904732          29.05%                   0            1998


Fidelity VIP High               11.213084            8.556624         -23.69%           1,062,094            2000
Income Portfolio:               10.522617           11.213084           6.56%               7,259            1999
Service Class - Q/NQ            10.000000           10.522617           5.23%                   0            1998

Fidelity VIP Overseas           17.106743           13.637938         -20.28%             555,818            2000
Portfolio: Service              12.178128           17.106743          40.47%               2,556            1999
Class - Q/NQ                    10.000000           12.178128          21.78%                   0            1998

Fidelity VIP II                 15.653161           14.398694          -8.01%           2,649,153            2000
Contrafund(R)Portfolio:         12.787496           15.653161          22.41%              18,957            1999
Service Class - Q/NQ            10.000000           12.787496          27.87%                   0            1998

Fidelity VIP III Growth         12.635267           10.319040         -18.33%             568,663            2000
Opportunities                   12.300214           12.635267           2.72%              10,667            1999
Portfolio: Service              10.000000           12.300214          23.00%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.129929         -18.70%           5,376,398            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.497274         -35.03%           6,332,246            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.166613         -18.33%           3,586,651            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                    12.780450            9.258498         -27.56%             560,401            2000
Appreciation Fund - Q/NQ        12.430206           12.780450           2.82%              46,385            1999
                                10.000000           12.430206          24.30%                   0            1998

NSAT Dreyfus NSAT Mid           14.599208           16.585077          13.60%             606,256            2000
Cap Index Fund(1)-Q/NQ          12.244601           14.599208          19.23%                 871            1999
                                10.00000            12.244601          22.45%                   0            1998

NSAT Federated NSAT             13.829829           12.188636         -11.87%             345,867            2000
Equity Income Fund(2)-          11.837331           13.829829          16.83%               2,220            1999
Q/NQ                            10.000000           11.837331          18.37%                   0            1998

NSAT Federated NSAT             10.512337            9.507993          -9.55%             297,326            2000
High Income Bond Fund(3)        10.331990           10.512337           1.75%               2,864            1999
- Q/NQ                          10.000000           10.331990           3.32%                   0            1998

NSAT - Gartmore NSAT            10.000000            8.682706         -13.17%               3,923            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.997100         -40.03%             152,388            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.218392          -7.82%               2,317            2000
International Growth
Fund - Q/NQ



(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.479885           10.519995          10.97%           1,581,604            2000
Fund - Q/NQ                      9.845615            9.479885          -3.71%               8,033            1999
                                10.000000            9.845615          -1.54%                   0            1998

NSAT J.P. Morgan NSAT           10.611396           10.426893          -1.74%             475,700            2000
Balanced Fund(4) - Q/NQ         10.669391           10.611396          -0.54%               2,546            1999
                                10.000000           10.669391           6.69%                   0            1998

NSAT MAS NAST Multi             10.251777           10.680606           4.18%             637,744            2000
Sector Bond Fund(1) - Q/NQ      10.238069           10.251777           0.13%               1,003            1999
                                10.000000           10.238069           2.38%                   0            1998

NSAT Money Market Fund*         10.429048           10.903584           4.55%           6,330,817            2000
- Q/NQ                          10.088053           10.429048           3.38%               5,490            1999
                                10.000000           10.088053           0.88%                   0            1998

NSAT Nationwide Global          14.790595           12.787543         -13.54%             139,030            2000
50 Fund(2) - Q/NQ               12.203027           14.790595          21.20%               1,502            1999
                                10.000000           12.203027          22.03%                   0            1998

NSAT Nationwide Small           20.311328           16.789563         -17.34%             578,147            2000
Cap Growth Fund(3) - Q/NQ       10.000000           20.311328         103.11%                   0            1999


NSAT Nationwide Small           16.329040           17.905028           9.65%             532,664            2000
Cap Value Fund - Q/NQ           12.954576           16.329040          26.05%               2,879            1999
                                10.000000           12.954576          29.55%                   0            1998

NSAT Nationwide Small           17.202461           18.472168           7.38%             950,852            2000
Company Fund - Q/NQ             12.113907           17.202461          42.01%               1,566            1999
                                10.000000           12.113907          21.14%                   0            1998

NSAT Nationwide                 12.442449           13.202878           6.11%              35,186            2000
Strategic Value Fund -          13.018839           12.442449          -4.43%               3,398            1999
Q/NQ                            10.000000           13.018839          30.19%                   0            1998

NSAT Strong NSAT Mid            23.061361           19.242613         -16.56%             684,000            2000
Cap Growth Fund(4) - Q/NQ       12.659167           23.061361          82.17%               3,393            1999
                                10.000000           12.659167          26.59%                   0            1998

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          12.636905           12.196740          -3.48%           1,890,338            2000
- Q/NQ                          11.984248           12.636905           5.45%              70,837            1999
                                10.000000           11.984248          19.84%                   0            1998

NSAT - Turner NSAT              10.000000            6.322639         -36.77%              65,419            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT            14.593171           14.552749          -0.28%             339,264            2000
Guardian Portfolio -            12.877297           14.593171          13.32%               1,157            1999
Q/NQ                            10.000000           12.877297          28.77%                   0            1998



Neuberger Berman AMT            21.345408           19.477696          -8.75%           1,391,756            2000
Mid-Cap Growth                  14.067351           21.345408          51.74%               5,530            1999
Portfolio - Q/NQ                10.000000           14.067351          40.67%                   0            1998



Neuberger Berman AMT            12.544255           12.456413          -0.70%             210,577            2000
Partners Portfolio -            11.849067           12.544255           5.87%               4,774            1999
Q/NQ                            10.000000           11.849067          18.49%                   0            1998



Oppenheimer Variable            23.864429           20.887100         -12.48%           1,678,912            2000
Account Funds -                 13.181851           23.864429          81.04%               4,548            1999
Oppenheimer Aggressive          10.000000           13.181851          31.82%                   0            1998
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            18.485985           18.186519          -1.62%           1,696,632            2000
Account Funds -                 13.235004           18.485985          39.67%              17,692            1999
Oppenheimer Capital             10.000000           13.235004          32.35%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ





Oppenheimer Variable            10.000000            9.509088          -4.91%             493,760            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            14.798240           13.311650         -10.05%           2,344,612            2000
Account Funds -                 12.331317           14.798240          20.01%              22,130            1999
Oppenheimer Main Street         10.000000           12.331317          23.31%                   0            1998
Growth & Income
Fund/VA(1) - Q/NQ





Strong Opportunity Fund         10.000000            9.762926          -2.37%             382,648            2000
II, Inc. - Q/NQ

The Universal                   14.525802           15.954543           9.84%             163,770            2000
Institutional Funds,            11.386873           14.525802          27.57%                   0            1999
Inc. - Emerging Markets         10.000000           11.386873          13.87%                   0            1998
Debt Portfolio(2) - Q/NQ





The Universal                   10.000000            8.608498         -13.92%              69,694            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   12.045311           12.516221           3.91%             427,420            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               24.932117           14.291739         -42.68%             188,853            2000
Insurance Trust -               12.624752           24.932117          97.49%               1,758            1999
Worldwide Emerging              10.000000           12.624752          26.25%                   0            1998
Markets Fund - Q/NQ




Van Eck Worldwide               11.824722           12.989532           9.85%              49,620            2000
Insurance Trust -                9.911011           11.824722          19.31%               2,718            1999
Worldwide Hard Assets           10.000000            9.911011          -0.89%                   0            1998
Fund - Q/NQ




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(2) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. -
    Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.543892           12.812521         -11.90%             837,466            2000
Variable Portfolios,            12.504468           14.543892          16.31%               3,338            1999
Inc. - American Century         10.000000           12.504468          25.04%                   0            1998
VP Income & Growth -
Q/NQ




American Century                19.483474           15.971330         -18.03%             876,057            2000
Variable Portfolios,            12.051405           19.483474          61.67%               3,787            1999
Inc. - American Century         10.000000           12.051405          20.51%                   0            1998
VP International - Q/NQ




American Century                11.012072           12.822378          16.44%             553,245            2000
Variable Portfolios,            11.269864           11.012072          -2.29%                   0            1999
Inc. - American Century         10.000000           11.269864          12.70%                   0            1998
VP Value - Q/NQ




Credit Suisse Warburg           20.669425           16.512879         -20.11%                   0            2000
Pincus Trust - Global           12.827718           20.669425          61.13%                   0            1999
Post-Venture Capital            10.000000           12.827718          28.28%                   0            1998
Portfolio1 - Q/NQ




Credit Suisse Warburg           17.452381           12.746142         -26.97%                 536            2000
Pincus Trust -                  11.541756           17.452381          51.21%                 160            1999
International Equity            10.000000           11.541756          15.42%                   0            1998
Portfolio - Q/NQ



Credit Suisse Warburg           12.444575           13.358023           7.34%              22,463            2000
Pincus Trust - Value            11.885603           12.444575           4.70%                   0            1999
Portfolio2 - Q/NQ               10.000000           11.885603          18.86%                   0            1998



Dreyfus Investment              12.881775           12.442209          -3.41%             164,361            2000
Portfolios - European           10.000000           12.881775          28.82%                   0            1999
Equity Portfolio - Q/NQ




The Dreyfus Socially            16.375184           14.358357         -12.32%           1,022,556            2000
Responsible Growth              12.773638           16.375184          28.20%               8,841            1999
Fund, Inc. - Q/NQ               10.000000           12.773638          27.74%                   0            1998




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             14.801530           13.234124         -10.59%           3,972,958            2000
Fund, Inc. - Q/NQ               12.453273           14.801530          18.86%              58,315            1999
                                10.000000           12.453273          24.53%                   0            1998

Dreyfus Variable                13.597232           13.313894          -2.08%             261,522            2000
Investment Fund                 12.379057           13.597232           9.84%               6,255            1999
-Appreciation                   10.000000           12.379057          23.79%                   0            1998
Portfolio(1) - Q/NQ




Federated Insurance              9.773948           10.639621           8.86%             513,656            2000
Series - Federated              10.000000            9.773948          -2.26%                  52            1999
Quality Bond Fund II -
Q/NQ




Fidelity VIP                    12.355641           13.188860           6.74%           1,835,201            2000
Equity-Income                   11.799375           12.355641           4.71%              27,028            1999
Portfolio: Service              10.000000           11.799375          17.99%                   0            1998
Class - Q/NQ



Fidelity VIP Growth             17.457597           19.301552         -12.35%           4,402,484            2000
Portfolio: Service              12.903107           17.457597          35.30%              22,359            1999
Class - Q/NQ                    10.000000           12.903107          29.03%                   0            1998



Fidelity VIP High               11.205978            8.546878         -23.73%             644,489            2000
Income Portfolio:               10.521282           11.205978           6.51%               3,204            1999
Service Class - Q/NQ            10.000000           10.521282           5.21%                   0            1998



Fidelity VIP Overseas           17.095933           13.622435         -20.32%             408,874            2000
Portfolio: Service              12.176593           17.095933          40.40%               1,505            1999
Class - Q/NQ                    10.000000           12.176593          21.77%                   0            1998



Fidelity VIP II                 15.643260           14.382315          -8.06%           2,055,540            2000
Contrafund(R)Portfolio:         12.785888           15.643260          22.35%               7,651            1999
Service Class - Q/NQ            10.000000           12.785888          27.86%                   0            1998



Fidelity VIP III Growth         12.627255           10.307281         -18.37%             473,995            2000
Opportunities                   12.298659           12.627255           2.67%               1,198            1999
Portfolio: Service              10.000000           12.298659          22.99%                   0            1998
Class - Q/NQ




Janus Aspen Series -            10.000000            8.126129         -18.74%           4,329,030            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.494235         -35.06%           4,189,978            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.162793         -18.37%           2,381,296            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                    12.772360            9.247972         -27.59%             402,930            2000
Appreciation Fund - Q/NQ        12.428639           12.772360           2.77%              13,265            1999
                                10.000000           12.428639          24.29%                   0            1998

NSAT Dreyfus NSAT Mid           14.589957           16.566203          13.55%             573,063            2000
Cap Index Fund(1)-Q/NQ          12.243049           14.589957          19.17%                   0            1999
                                10.000000           12.243049          22.43%                   0            1998

NSAT Federated NSAT             13.821079           12.174767         -11.91%             314,601            2000
Equity Income Fund(2) -         11.835834           13.821079          16.77%                 230            1999
Q/NQ                            10.000000           11.835834          18.36%                   0            1998



NSAT Federated NSAT             10.505688            9.497186          -9.60%             107,102            2000
High Income Bond Fund(3)        10.330681           10.505688           1.69%               2,283            1999
- Q/NQ                          10.000000           10.330681           3.31%                   0            1998



NSAT - Gartmore NSAT            10.000000            8.681644         -13.18%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.996363         -40.04%              46,993            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.217263          -7.83%                 248            2000
International Growth
Fund - Q/NQ



NSAT Government Bond             9.473867           10.508016          10.92%             919,097            2000
Fund - Q/NQ                      9.844366            9.473867          -3.76%              28,000            1999
                                10.000000            9.844366          -1.56%                   0            1998


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT           10.604669           10.415037          -1.79%             475,296            2000
Balanced Fund(1) - Q/NQ           10.668044           10.604669          -0.59%               4,932            1999
                                10.000000           10.668044           6.68%                   0            1998

NSAT MAS NSAT Multi             10.245290           10.668471           4.13%             325,129            2000
Sector Bond Fund(2) - Q/NQ      10.236779           10.245290           0.08%                 746            1999
                                10.000000           10.236779           2.37%                   0            1998

NSAT Money Market Fund          10.422427           10.891167           4.50%           3,121,071            2000
*- Q/NQ                         10.086763           10.422427           3.33%              27,388            1999
                                10.000000           10.086763           0.87%                   0            1998

NSAT Nationwide Global          14.781243           12.773009         -13.59%              77,298            2000
50 Fund(3) - Q/NQ               12.201492           14.781243          21.14%               1,707            1999
                                10.000000           12.201492          22.01%                   0            1998

NSAT Nationwide Small           20.304522           16.775454         -17.38%             456,020            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.304522         103.05%               1,671            1999


NSAT Nationwide Small           16.318704           17.884672           9.60%             326,906            2000
Cap Value Fund - Q/NQ           12.952944           16.318704          25.98%               2,718            1999
                                10.000000           12.952944          29.53%                   0            1998

NSAT Nationwide Small           17.191574           18.451164           7.33%             671,752            2000
Company Fund - Q/NQ             12.112381           17.191574          41.93%                 842            1999
                                10.000000           12.112381          21.12%                   0            1998

NSAT Nationwide                 12.434581           13.187886           6.06%              56,988            2000
Strategic Value Fund -          13.017199           12.434581          -4.48%               2,925            1999
Q/NQ                            10.000000           13.017199          30.17%                   0            1998



NSAT Strong NSAT Mid            23.046789           19.220739         -16.60%           1,000,710            2000
Cap Growth Fund(5) - Q/NQ       12.657572           23.046789          82.08%               5,187            1999
                                10.000000           12.657572          26.58%                   0            1998

NSAT Total Return Fund          12.628895           12.182869          -3.53%           1,586,776            2000
- Q/NQ                          11.982735           12.628895           5.39%              34,254            1999
                                10.000000           11.982735          19.83%                   0            1998

(1) Formerly, NSAT Nationwide Balanced Fund.

(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------

NSAT - Turner NSAT                 10.000000            6.321864         -36.78%               5,208            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT               14.583934           14.536223          -0.33%             208,119            2000
Guardian Portfolio -               12.875671           14.583934          13.27%               1,484            1999
Q/NQ                               10.000000           12.875671          28.76%                   0            1998


Neuberger Berman AMT               21.331920           19.455564          -8.80%           1.123,863            2000
Mid-Cap Growth                     14.065578           21.331920          51.66%               2,947            1999
Portfolio - Q/NQ                   10.000000           14.065578          40.66%                   0            1998


Neuberger Berman AMT               12.536312           12.442244          -0.75%             281,320            2000
Partners Portfolio -               11.847572           12.536312           5.81%               6,154            1999
Q/NQ                               10.000000           11.847572          18.48%                   0            1998


Oppenheimer Variable               23.849355           20.863367         -12.52%           1,789,761            2000
Account Funds -                    13.180191           23.849355          80.95%              25,493            1999
Oppenheimer Aggressive             10.000000           13.180191          31.80%                   0            1998
Growth Fund/VA(1) - Q/NQ


Oppenheimer Variable               18.474301           18.165855          -1.67%           2,558,064            2000
Account Funds -                    13.233333           18.474301          39.60%               3,947            1999
Oppenheimer Capital                10.000000           13.233333          32.23%                   0            1998
Appreciation Fund/VA(2) - Q/NQ


Oppenheimer Variable               10.000000            9.505903          -4.94%             384,262            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ


Oppenheimer Variable               14.788879           13.296520         -10.09%           2,235,906            2000
Account Funds -                    12.329765           14.788879          19.94%              11,086            1999
Oppenheimer Main Street            10.000000           12.329765          23.30%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.759650          -2.40%             701,654            2000
II, Inc. - Q/NQ


The Universal                   14.516616           15.936413           9.78%              44,224            2000
Institutional Funds,            11.385439           14.516616          27.50%                   0            1999
Inc. - Emerging Markets         10.000000           11.385439          13.85%                   0            1998
Debt Portfolio1 - Q/NQ


The Universal                   10.000000            8.605609         -13.94%              65,457            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   12.033260           12.501983           3.90%             250,282            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               24.916384           14.275487          42.71%             108,920            2000
Insurance Trust -               12.623166           24.916384          97.39%              15,963            1999
Worldwide Emerging              10.000000           12.623166          26.23%                   0            1998
Markets Fund - Q/NQ



Van Eck Worldwide               11.817233           12.974758           9.80%              66,861            2000
Insurance Trust -                9.909760           11.817233          19.25%                 175            1999
Worldwide Hard Assets           10.000000            9.909760          -0.90%                   0            1998
Fund - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.534695           12.797950         -11.95%              95,913            2000
Variable Portfolios,            12.502898           14.534695          16.25%               4,843            1999
Inc. - American Century         10.000000           12.502898          25.03%                   0            1998
VP Income & Growth - Q/NQ


American Century                19.471172           15.953179         -18.07%             118,483            2000
Variable Portfolios,            12.049887           19.471172          61.59%              10,374            1999
Inc. - American Century         10.000000           12.049887          20.50%                   0            1998
VP International - Q/NQ


American Century                11.005082           12.807784          16.38%              39,166            2000
Variable Portfolios,            11.268440           11.005082          -2.34%               6,703            1999
Inc. - American Century         10.000000           11.268440          12.68%                   0            1998
VP Value - Q/NQ


Credit Suisse Warburg           20.656350           16.494084         -20.15%                   0            2000
Pincus Trust - Global           12.826101           20.656350          61.05%                   0            1999
Post-Venture Capital            10.000000           12.826101          28.26%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.441358           12.731669         -27.00%                 646            2000
Pincus Trust -                  11.540306           17.441358          51.13%                 455            1999
International Equity            10.000000           11.540306          15.40%                   0            1998
Portfolio(2) - Q/NQ


Credit Suisse Warburg           12.436688           13.342824           7.29%               7,975            2000
Pincus Trust - Value            11.884096           12.436688           4.65%               3,588            1999
Portfolio(3) - Q/NQ             10.000000           11.884096          18.84%                   0            1998


Dreyfus Investment              12.880083           12.434292          -3.46%               7,224            2000
Portfolios - European           10.000000           12.880083          28.80%                   0            1999
Equity Portfolio - Q/NQ


The Dreyfus Socially            16.364824           14.342049         -12.36%             137,006            2000
Responsible Growth              12.772030           16.364824          28.13%               3,255            1999
Fund, Inc. - Q/NQ               10.000000           12.772030          27.72%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             14.792159           13.219073         -10.63%             435,678            2000
Fund, Inc. - Q/NQ               12.451705           14.792159          18.80%              54,221            1999
                                10.000000           12.451705          24.52%                   0            1998

Dreyfus Variable                13.588614           13.298747          -2.13%              55,696            2000
Investment Fund                 12.377494           13.588614           9.78%              10,898            1999
-Appreciation                   10.000000           12.377494          23.77%                   0            1998
Portfolio1 - Q/NQ

Federated Insurance              9.770666           10.630687           8.80%              58,691            2000
Series - Federated              10.000000            9.770666          -2.29%               1,545            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.347825           13.173869           6.69%             203,238            2000
Equity-Income                   11.797885           12.347825           4.66%              12,312            1999
Portfolio: Service              10.000000           11.797885          17.98%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.446540           15.284127         -12.39%             459,713            2000
Portfolio: Service              12.901477           17.446540          35.23%              19,321            1999
Class - Q/NQ                    10.000000           12.901477          29.01%                   0            1998

Fidelity VIP High               11.198884            8.537159         -23.77%             151,506            2000
Income Portfolio:               10.519957           11.198884           6.45%               6,470            1999
Service Class - Q/NQ            10.000000           10.519957           5.20%                   0            1998

Fidelity VIP Overseas           17.085125           13.606956         -20.36%              30,791            2000
Portfolio: Service              12.175055           17.085125          40.33%               1,737            1999
Class - Q/NQ                    10.000000           12.175055          21.75%                   0            1998

Fidelity VIP II                 15.633362           14.365961          -8.11%             218,098            2000
Contrafund(R)Portfolio:         12.784276           15.633362          22.29%              11,727            1999
Service Class - Q/NQ            10.000000           12.784276          27.84%                   0            1998

Fidelity VIP III Growth         12.619265           10.295564         -18.41%              54,350            2000
Opportunities                   12.297109           12.619265           2.62%               1,052            1999
Portfolio: Service              10.000000           12.297109          22.97%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.122329         -18.78%             471,241            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.491188         -35.09%             575,886            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.158972         -18.41%             325,621            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.764281            9.237443         -27.63%              34,347            2000
Appreciation Fund - Q/NQ        12.427070           12.764281           2.71%              12,046            1999
                                10.000000           12.427070          24.27%                   0            1998

NSAT Dreyfus NSAT Mid           14.580726           16.547367          13.49%              49,069            2000
Cap Index Fund(1)-Q/NQ          12.241505           14.580726          19.11%                   0            1999
                                10.000000           12.241505          22.42%                   0            1998

NSAT Federated NSAT             13.812331           12.160926         -11.96%              79,672            2000
Equity Income Fund(2) -         11.834345           13.812331          16.71%               3,648            1999
Q/NQ                            10.000000           11.834345          18.34%                   0            1998

NSAT Federated NSAT             10.499020            9.486372          -9.65%              55,036            2000
High Income Bond Fund(3)        10.329379           10.499020           1.64%               5,522            1999
- Q/NQ                          10.000000           10.329379           3.29%                   0            1998

NSAT - Gartmore NSAT            10.000000            8.680573         -13.19%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            5.995625         -40.03%               8,273            2000
Global Technology and
Communications Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            9.216139          -7.84%                   0            2000
International Growth
Fund - Q/NQ




(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.467860           10.496056          10.86%              19,860            2000
Fund - Q/NQ                      9.843122            9.467860          -3.81%              13,832            1999
                                10.000000            9.843122          -1.57%                   0            1998

NSAT J.P. Morgan NSAT           10.597955           10.403190          -1.84%              67,511            2000
Balanced Fund(1) - Q/NQ         10.666693           10.597955          -0.64%                 786            1999
                                10.000000           10.666693           6.67%                   0            1998

NSAT MAS NSAT Multi             10.238786           10.656316           4.08%              80,072            2000
Sector Bond Fund(2) - Q/NQ      10.235484           10.238786           0.03%                   0            1999
                                10.000000           10.235484           2.35%                   0            1998

NSAT Money Market Fund*         10.415808           10.878760           4.44%             431,824            2000
- Q/NQ                          10.085474           10.415808           3.28%              54,496            1999
                                10.000000           10.085474           0.85%                   0            1998

NSAT Nationwide Global          14.771891           12.758477         -13.63%               6,307            2000
50 Fund3 - Q/NQ                 12.199950           14.771891          21.08%                  21            1999
                                10.000000           12.199950          22.00%                   0            1998

NSAT Nationwide Small           20.297724           16.761357         -17.42%              47,091            2000
Cap Growth Fund4 - Q/NQ         10.000000           20.297724         102.98%                   0            1999

NSAT Nationwide Small           16.308373           17.864340           9.54%              43,277            2000
Cap Value Fund - Q/NQ           12.951308           16.308373          25.92%               2,363            1999
                                10.000000           12.951308          29.51%                   0            1998

NSAT Nationwide Small           17.180698           18.430186           7.27%              76,303            2000
Company Fund - Q/NQ             12.110854           17.180698          41.86%               6,045            1999
                                10.000000           12.110854          21.11%                   0            1998

NSAT Nationwide                 12.426696           13.172860           6.00%              18,363            2000
Strategic Value Fund -          13.015559           12.426696          -4.52%               6,451            1999
Q/NQ                            10.000000           13.015559          30.16%                   0            1998

NSAT Strong NSAT Mid            23.032196           19.198852         -16.64%              72,343            2000
Cap Growth Fund5 - Q/NQ         12.655972           23.032196          81.99%               2,523            1999
                                10.000000           12.655972          26.56%                   0            1998


(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was ___%.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          12.620906           12.169023          -3.58%             145,298            2000
- Q/NQ                          11.981226           12.620906           5.34%              16,333            1999
                                10.000000           11.981226          19.81%                   0            1998

NSAT - Turner NSAT              10.000000            6.321085         -36.79%               2,313            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT            14.574691           14.519679          -0.38%              15,118            2000
Guardian Portfolio -            12.874049           14.574691          13.21%                 202            1999
Q/NQ                            10.000000           12.874049          28.74%                   0            1998

Neuberger Berman AMT            21.318413           19.433420          -8.84%             105,006            2000
Mid-Cap Growth                  14.063808           21.318413          51.58%               5,210            1999
Portfolio - Q/NQ                10.000000           14.063808          40.64%                   0            1998

Neuberger Berman AMT            12.528364           12.428094          -0.80%               5,829            2000
Partners Portfolio -            11.846069           12.528364           5.76%                  76            1999
Q/NQ                            10.000000           11.846069          18.46%                   0            1998

Oppenheimer Variable            23.834283           20.839650                             149,774            2000
Account Funds -                 13.178533           23.834283          80.86%               1,127            1999
Oppenheimer Aggressive          10.000000           13.178533          31.79%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.462618           18.145209          -1.72%             157,543            2000
Account Funds -                 13.231670           18.462618          39.53%              10,834            1999
Oppenheimer Capital             10.000000           13.231670          32.32%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.502715          -4.97%              42,936            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.779520           13.281403         -10.14%             255,734            2000
Account Funds -                 12.328212           14.779520          19.88%               5,051            1999
Oppenheimer Main Street         10.000000           12.328212          23.28%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.756374          -2.44%              35,941            2000
II, Inc. - Q/NQ


The Universal                   14.507420           15.918288           9.73%               5,880            2000
Institutional Funds,            11.383996           14.507420          27.44%                   0            1999
Inc. - Emerging Markets         10.000000           11.383996          13.84%                   0            1998
Debt Portfolio(1) - Q/NQ


The Universal                   10.000000            8.602719         -13.97%               8,705            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   12.021218           12.487759           3.88%               9,057            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               24.900624           14.259243         -42.74%              10,086            2000
Insurance Trust -               12.621572           24.900624          97.29%                   0            1999
Worldwide Emerging              10.000000           12.621572          26.22%                   0            1998
Markets Fund - Q/NQ


Van Eck Worldwide               11.809742           12.959993           9.74%                  74            2000
Insurance Trust -                9.908503           11.809742          19.19%                 296            1999
Worldwide Hard Assets           10.000000            9.908503          -0.91%                   0            1998
Fund - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.525483           12.783396         -11.99%             116,969            2000
Variable Portfolios,            12.501318           14.525483          16.19%                   0            1999
Inc. - American Century         10.000000           12.501318          25.01%                   0            1998
VP Income & Growth -
Q/NQ


American Century                19.458849           15.935027         -18.11%             239,024            2000
Variable Portfolios,            12.048368           19.458849          61.51%                   0            1999
Inc. - American Century         10.000000           12.048368          20.48%                   0            1998
VP International - Q/NQ


American Century                10.998104           12.793204          16.32%              69,378            2000
Variable Portfolios,            11.267010           10.998104          -2.39%               3,076            1999
Inc. - American Century         10.000000           11.267010          12.67%                   0            1998
VP Value - Q/NQ


Credit Suisse Warburg           20.643272           16.475303         -20.19%                   0            2000
Pincus Trust - Global           12.824482           20.643272          60.97%                   0            1999
Post-Venture Capital            10.000000           12.824482          28.24%                   0            1998
Portfolio(1) - Q/NQ


Credit Suisse Warburg           17.430313           12.717168         -27.04%                   0            2000
Pincus Trust -                  11.538849           17.430313          51.06%                   0            1999
International Equity            10.000000           11.538849          15.39%                   0            1998
Portfolio(2) - Q/NQ


Credit Suisse Warburg           12.428801           13.327642           7.23%                 513            2000
Pincus Trust - Value            11.882597           12.428801           4.60%                   0            1999
Portfolio(3) - Q/NQ             10.000000           11.882597          18.83%                   0            1998


Dreyfus Investment              12.878387           12.426374          -3.51%              18,011            2000
Portfolios - European           10.000000           12.878387          28.78%                   0            1999
Equity Portfolio - Q/NQ


The Dreyfus Socially            16.354471           14.325738         -12.40%             139,848            2000
Responsible Growth              12.770419           16.354471          28.07%                 180            1999
Fund, Inc. - Q/NQ               10.000000           12.770419          27.70%                   0            1998


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             14.782794           13.204037         -10.68%             628,916            2000
Fund, Inc. - Q/NQ               12.450128           14.782794          18.74%               2,818            1999
                                10.000000           12.450128          24.50%                   0            1998

Dreyfus Variable                13.580004           13.283611          -2.18%              76,644            2000
Investment Fund                 12.375935           13.580004           9.73%                   0            1999
-Appreciation                   10.000000           12.375935          23.76%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.767363           10.621724           8.75%             130,194            2000
Series - Federated              10.000000            9.767363          -2.33%                   0            1999
Quality  Bond Fund II -
Q/NQ

Fidelity VIP                    12.339995           13.158890           6.64%             217,555            2000
Equity-Income                   11.796399           12.339995           4.61%               2,679            1999
Portfolio: Service              10.000000           11.796399          17.96%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.435504           15.266755         -12.44%             640,594            2000
Portfolio: Service              12.899854           17.435504          35.16%               5,263            1999
Class - Q/NQ                    10.000000           12.899854          29.00%                   0            1998

Fidelity VIP High               11.191773            8.527425         -23.81%             152,787            2000
Income Portfolio:               10.518622           11.191773           6.40%                   0            1999
Service Class - Q/NQ            10.000000           10.518622           5.19%                   0            1998

Fidelity VIP Overseas           17.074312           13.591466         -20.40%              63,419            2000
Portfolio: Service              12.173522           17.074312          40.26%                   0            1999
Class - Q/NQ                    10.000000           12.173522          21.74%                   0            1998

Fidelity VIP II                 15.623458           14.349605          -8.15%             363,714            2000
Contrafund(R)Portfolio:         12.782661           15.623458          22.22%                   0            1999
Service Class - Q/NQ            10.000000           12.782661          27.83%                   0            1998

Fidelity VIP III Growth         12.611273           10.283843         -18.46%             125,746            2000
Opportunities                   12.295562           12.611273           2.57%                 109            1999
Portfolio: Service              10.000000           12.295562          22.96%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.118530         -18.81%             864,147            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.488148         -35.12%             924,135            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.155155         -18.45%             434,238            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                    12.756184            9.226923         -27.67%              47,829            2000
Appreciation Fund - Q/NQ        12.425504           12.756184           2.66%               1,047            1999
                                10.000000           12.425504          24.26%                   0            1998

NSAT Dreyfus NSAT Mid           14.571500           16.528554          13.43%              65,021            2000
Cap Index Fund(1)-Q/NQ          12.239965           14.571500          19.05%               2,028            1999
                                10.000000           12.239965          22.40%                   0            1998

NSAT Federated NSAT             13.803577           12.147081         -12.00%              93,946            2000
Equity Income Fund(2) -         11.832846           13.803577          16.65%                   0            1999
Q/NQ                            10.000000           11.832846          18.33%                   0            1998




NSAT Federated NSAT             10.492359            9.475563          -9.69%              47,369            2000
High Income Bond Fund(3)        10.328064           10.492359           1.59%                 327            1999
- Q/NQ                          10.000000           10.328064           3.28%                   0            1998



NSAT - Gartmore NSAT            10.000000            8.679512         -13.20%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.994889         -40.05%              13,012            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.215010          -7.85%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.461864           10.484119          10.80%             185,774            2000
Fund - Q/NQ                      9.841878            9.461864          -3.36%                 565            1999
                                10.000000            9.871878          -1.58%                   0            1998

NSAT J.P. Morgan NSAT           10.591234           10.391332          -1.89%             107,502            2000
Balanced Fund(1) - Q/NQ         10.665345           10.591234          -0.69%                   0            1999
                                10.000000           10.665345           6.65%                   0            1998

NSAT MAS NSAT Multi             10.232296           10.644186           4.03%              45,904            2000
Sector Bond Fund(2) - Q/NQ      10.234182           10.232296          -0.02%                   0            1999
                                10.000000           10.234182           2.34%                   0            1998

NSAT Money Market Fund*         10.409189           10.866357           4.39%             472,321            2000
- Q/NQ                          10.084183           10.409189           3.22%                   0            1999
                                10.000000           10.084183           0.84%                   0            1998

NSAT Nationwide Global          14.762540           12.743972         -13.67%              21,939            2000
50 Fund(3) - Q/NQ               12.198407           14.762540          21.02%                   0            1999
                                10.000000           12.198407          21.98%                   0            1998

NSAT Nationwide Small           20.290923           16.747262         -17.46%              99,842            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.290923         102.91%                   0            1999


NSAT Nationwide Small           16.298055           17.844017           9.49%              44,629            2000
Cap Value Fund - Q/NQ           12.949678           16.298055          25.86%                   0            1999
                                10.000000           12.949678          29.50%                   0            1998

NSAT Nationwide Small           17.169820           18.409209           7.22%             180,837            2000
Company Fund - Q/NQ             17.169820           17.169820          41.79%                   0            1999
                                10.000000           12.109325          21.09%                   0            1998

NSAT Nationwide                 12.418826           13.157882           5.95%               1,934            2000
Strategic Value Fund -          13.013916           12.418826          -4.57%                   0            1999
Q/NQ                            10.000000           13.013916          30.14%                   0            1998



NSAT Strong NSAT Mid            23.017640           19.177019         -16.69%             117,300            2000
Cap Growth Fund - Q/NQ(5)       12.654379           23.017640          81.89%                  69            1999
                                10.000000           12.654379          26.54%                   0            1998

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          12.612898           12.155152          -3.63%             195,061            2000
- Q/NQ                          11.979709           12.612898           5.29%               4,296            1999
                                10.000000           11.979709          19.80%                   0            1998

NSAT - Turner NSAT              10.000000            6.320305         -36.80%               1,350            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT            14.565469           14.503162          -0.43%              33,640            2000
Guardian Portfolio -            12.872425           14.565469          13.15%                   0            1999
Q/NQ                            10.000000           12.872425          28.72%                   0            1998



Neuberger Berman AMT            21.304943           19.411326          -8.89%             208,480            2000
Mid-Cap Growth                  14.062035           21.304943          51.51%               1,708            1999
Portfolio - Q/NQ                10.000000           14.062035          40.62%                   0            1998



Neuberger Berman AMT            12.520433           12.413955          -0.85%              37,502            2000
Partners Portfolio -            11.844579           12.520433           5.71%                 293            1999
Q/NQ                            10.000000           11.844579          18.45%                   0            1998



Oppenheimer Variable            23.819210           20.815942         -12.61%             206,899            2000
Account Funds -                 13.176875           23.819210          80.77%                   0            1999
Oppenheimer Aggressive          10.000000           13.176875          31.77%                   0            1998
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            18.450922           18.124562          -1.77%             260,506            2000
Account Funds -                 13.230001           18.450922          39.46%                   0            1999
Oppenheimer Capital             10.000000           13.230001          32.30%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.499528          -5.00%              41,425            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            17.770155           13.266293         -10.18%             244,548            2000
Account Funds -                 12.326652           17.770155          19.82%                   0            1999
Oppenheimer Main Street         10.000000           12.326652          23.27%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.753099          -2.47%              38,021            2000
II, Inc. - Q/NQ

The Universal                   14.498248           15.900192           9.67%               6,106            2000
Institutional Funds,            11.382564           14.498248          27.37%                   0            1999
Inc. - Emerging Markets         10.000000           11.382564          13.83%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.599825         -14.00%               1,926            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.009181           12.473542           3.87%               2,040            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.884920           14.243025         -42.76%              17,622            2000
Insurance Trust -               12.619986           24.884920          97.19%                   0            1999
Worldwide Emerging              10.000000           12.619986          26.20%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.802251           12.945227           9.68%               2,695            2000
Insurance Trust -                9.907247           11.802251          19.13%                   0            1999
Worldwide Hard Assets           10.000000            9.907247          -0.93%                   0            1998
Fund - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. -
    Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.



The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.516288           12.768846         -12.04%             131,827            2000
Variable Portfolios,            12.499739           14.516288          16.13%                   0            1999
Inc. - American Century         10.000000           12.499739          25.00%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.446544           15.916904         -18.15%              79,650            2000
Variable Portfolios,            12.046847           19.446544          61.42%                  15            1999
Inc. - American Century         10.000000           12.046847          20.47%                   0            1998
VP International - Q/NQ

American Century                10.991130           12.778642          16.26%              20,422            2000
Variable Portfolios,            11.265587           10.991130          -2.44%                   0            1999
Inc. - American Century         10.000000           11.265587          12.66%                   0            1998
VP Value - Q/NQ

Warburg Pincus Trust -          20.630231           16.456572         -20.23%                   0            2000
Global Post-Venture             12.822867           20.630231          60.89%                   0            1999
Capital Portfolio(1) -          10.000000           12.822867          28.23%                   0            1998
Q/NQ

Warburg Pincus Trust -          17.419297           12.702702         -27.08%                 199            2000
International Equity            11.537392           17.419297          50.98%                  78            1999
Portfolio(2) - Q/NQ             10.000000           11.537392          15.37%                   0            1998

Warburg Pincus Trust -          12.420923           13.312463           7.18%               3,507            2000
Value Portfolio(3) - Q/NQ       11.881095           12.420923           4.54%                   0            1999
                                10.000000           11.881095          18.81%                   0            1998

Dreyfus Investment              12.876687           12.418459          -3.56%              10,070            2000
Portfolios - European           10.000000           12.876687          28.77%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.344103           14.309420         -12.45%             119,910            2000
Responsible Growth              12.768801           16.344103          28.00%                 160            1999
Fund, Inc. - Q/NQ               10.000000           12.768801          27.69%                   0            1998



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             14.773416           13.188992         -10.72%             318,672            2000
Fund, Inc. - Q/NQ               12.448554           14.773416          18.68%               1,231            1999
                                10.000000           12.448554          24.49%                   0            1998

Dreyfus Variable                13.571399           13.268495          -2.23%              16,219            2000
Investment Fund -               12.374369           13.571399           9.67%                   0            1999
Appreciation                    10.000000           12.374369          23.74%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.764075           10.612780           8.69%              54,490            2000
Series - Federated              10.000000            9.764075          -2.36%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.332164           13.143893           6.58%             141,876            2000
Equity-Income                   11.794908           12.332164           4.55%                   0            1999
Portfolio: Service              10.000000           11.794908          17.95%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.424460           15.249368         -12.48%             275,368            2000
Portfolio: Service              12.898222           17.424460          35.09%               1,135            1999
Class - Q/NQ                    10.000000           12.898222          28.98%                   0            1998

Fidelity VIP High               11.184683            8.517712         -23.84%              47,853            2000
Income Portfolio:               10.517295           11.184683           6.35%                   0            1999
Service Class - Q/NQ            10.000000           10.517295           5.17%                   0            1998

Fidelity VIP Overseas           17.063506           13.576001         -20.44%              44,427            2000
Portfolio: Service              12.171984           17.063506          40.19%                   0            1999
Class - Q/NQ                    10.000000           12.171984          21.72%                   0            1998

Fidelity VIP II                 15.613554           14.333260          -8.20%             143,700            2000
Contrafund(R)Portfolio:         12.781050           15.613554          22.16%                   0            1999
Service Class - Q/NQ            10.000000           12.781050          27.81%                   0            1998

Fidelity VIP III Growth         12.603267           10.272119          18.50%              38,797            2000
Opportunities                   12.294002           12.603267           2.52%                   0            1999
Portfolio: Service              10.000000           12.294002          22.94%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.114733         -18.85%             398,252            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.485104         -35.15%             469,051            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.151333         -18.49%             246,031            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.748099            9.216406         -27.70%               7,849            2000
Appreciation Fund - Q/NQ        12.423931           12.748099           2.61%               1,104            1999
                                10.000000           12.423931          24.24%                   0            1998

NSAT Dreyfus NSAT Mid           14.562264           16.509731          13.37%              30,923            2000
Cap Index Fund(1)-Q/NQ          12.238420           14.562264          18.99%                   0            1999
                                10.000000           12.238420          22.38%                   0            1998

NSAT Federated NSAT             13.794835           12.133258         -12.04%              38,778            2000
Equity Income Fund(2) -         11.831350           13.794835          16.60%                   0            1999
Q/NQ                            10.000000           11.831350          18.31%                   0            1998


NSAT Federated NSAT             10.485712            9.464778          -9.74%              33,820            2000
High Income Bond Fund(3)        10.326759           10.485712           1.54%                 131            1999
- Q/NQ                          10.000000           10.326759           6.27%                   0            1998

NSAT - Gartmore NSAT            10.000000            8.678451         -13.22%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            5.994151         -40.06%               2,842            2000
Global Technology and
Communications Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            9.213885          -7.86%                   0            2000
International Growth
Fund - Q/NQ



(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.455873           10.472185          10.75%              41,307            2000
Fund - Q/NQ                      9.840635            9.455873          -3.91%                 213            1999
                                10.000000            9.840635          -1.59%                   0            1998

NSAT J.P. Morgan NSAT           10.584515           10.379505          -1.94%              39,741            2000
Balanced Fund(1) - Q/NQ         10.663998           10.584515          -0.75%                   0            1999
                                10.000000           10.663998           6.64%                   0            1998

NSAT MAS NSAT Multi             10.225806           10.632058           3.97%              36,389            2000
Sector Bond Fund(2)- Q/NQ       10.232888           10.225806          -0.07%                   0            1999
                                10.000000           10.232888           2.33%                   0            1998

NSAT Money Market Fund*         10.402569           10.853962           4.34%              74,374            2000
- Q/NQ                          10.082892           10.402569           3.17%                   0            1999
                                10.000000           10.082892           0.83%                   0            1998

NSAT Nationwide Global          14.753188           12.729459         -13.72%               5,724            2000
50 Fund(3) - Q/NQ               12.196868           14.753188          20.96%                   0            1999
                                10.000000           12.196868          21.97%                   0            1998

NSAT Nationwide Small           20.284124           16.733188         -17.51%              53,552            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.284124         102.84%                   0            1999

NSAT Nationwide Small           16.287722           17.823704           9.43%              17,571            2000
Cap Value Fund - Q/NQ           12.948046           16.287722          25.79%                  68            1999
                                10.000000           12.948046          29.48%                   0            1998

NSAT Nationwide Small           17.158959           18.388267           7.16%              26,528            2000
Company Fund - Q/NQ             12.107799           17.158959          41.72%                   0            1999
                                10.000000           12.107799          21.08%                   0            1998

NSAT Nationwide                 12.410940           13.142888           5.90%               1,186            2000
Strategic Value Fund -          13.012266           12.410940          -4.62%                   0            1999
Q/NQ                            10.00000            13.012266          30.12%                   0            1998

NSAT Strong NSAT Mid            23.003080           19.155179         -16.73%              40,471            2000
Cap Growth Fund(5) - Q/NQ       12.652786           23.003080          81.80%                  74            1999
                                10.000000           12.652786          26.53%                   0            1998



(4) Formerly, NSAT Nationwide Balanced Fund.
(1) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(4) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.





UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          12.604902           12.141316          -3.68%              52,480            2000
- Q/NQ                          11.978202           12.604902           5.23%                   0            1999
                                10.000000           11.978202          19.78%                   0            1998

NSAT - Turner NSAT              10.000000            6.319528         -36.80%               1,416            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT            14.556239           14.486662          -0.48%              35,994            2000
Guardian Portfolio -            12.870796           14.556239          13.10%                   0            1999
Q/NQ                            10.000000           12.870796          28.71%                   0            1998

Neuberger Berman AMT            21.291440           19.389212          -8.93%             102,529            2000
Mid-Cap Growth                  14.060269           21.291440          51.43%                   0            1999
Portfolio - Q/NQ                10.000000           14.060269          40.60%                   0            1998

Neuberger Berman AMT            12.512486           12.399807          -0.90%              18,658            2000
Partners Portfolio -            11.843083           12.512486           5.65%                   0            1999
Q/NQ                            10.000000           11.843083          18.43%                   0            1998

Oppenheimer Variable            23.804137           20.792245         -12.65%              65,387            2000
Account Funds -                 13.175212           23.804137          80.67%                   0            1999
Oppenheimer Aggressive          10.000000           13.175212          31.75%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.439240           18.103937          -1.82%              73,250            2000
Account Funds -                 13.228333           18.439240          39.39%               1,078            1999
Oppenheimer Capital             10.000000           13.228333          32.28%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.496340          -5.04%              11,159            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.760805           13.251196         -10.33%             185,809            2000
Account Funds -                 12.325100           14.760805          19.76%                   0            1999
Oppenheimer Main Street         10.000000           12.325100          23.25%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.749831          -2.50%               7,139            2000
II, Inc. - Q/NQ

The Universal                   14.489064           15.882098           9.61%               1,591            2000
Institutional Funds,            11.381127           14.489064          27.31%                   0            1999
Inc. - Emerging Markets         10.000000           11.381127          13.81%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.596944         -14.03%                 707            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   11.997156           12.459341           3.85%              10,046            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.869164           14.226803         -42.79%               7,493            2000
Insurance Trust -               12.618390           24.869164          97.09%                   0            1999
Worldwide Emerging              10.000000           12.618390          26.18%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.794757           12.930490           9.63%                   0            2000
Insurance Trust -                9.905995           11.794757          19.07%                   0            1999
Worldwide Hard Assets           10.000000            9.905995          -0.94%                   0            1998
Fund - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. -
    Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.



The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                14.507084           12.754306         -12.08%              42,615            2000
Variable Portfolios,            12.498159           14.507084          16.07%                 158            1999
Inc. - American Century         10.000000           12.498159          24.98%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.434239           15.898785         -18.19%              57,228            2000
Variable Portfolios,            12.045328           19.434239          61.34%                 184            1999
Inc. - American Century         10.000000           12.045328          20.45%                   0            1998
VP International - Q/NQ

American Century                10.984159           12.764086          16.20%              11,113            2000
Variable Portfolios,            11.264161           10.984159          -2.49%                 113            1999
Inc. - American Century         10.000000           11.264161          12.64%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.617144           16.437806         -20.27%                  34            2000
Pincus Trust - Global           12.821248           20.617144          60.80%                  23            1999
Post-Venture Capital            10.000000           12.821248          28.21%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.408242           12.688214         -27.11%                   0            2000
Pincus Trust -                  11.535935           17.408242          50.90%                   0            1999
International Equity            10.000000           11.535935          15.36%                   0            1998
Portfolio(2)- Q/NQ

Credit Suisse Warburg           12.413046           13.297317           7.12%                 287            2000
Pincus Trust - Value            11.879593           12.413046           4.49%                   0            1999
Portfolio(3)- Q/NQ              10.000000           11.879593          18.80%                   0            1998

Dreyfus Investment              12.874994           12.410545          -3.61%               5,500            2000
Portfolios - European           10.000000           12.874994          28.75%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.333747           14.293123         -12.49%              78,518            2000
Responsible Growth              12.767196           16.333747          27.94%                 379            1999
Fund, Inc. - Q/NQ               10.000000           12.767196          27.67%                   0            1998





(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             14.764046           13.173971         -10.77%             199,143            2000
Fund, Inc. - Q/NQ               12.446981           14.764046          18.62%               1,841            1999
                                10.000000           12.446981          24.47%                   0            1998

Dreyfus Variable                13.562791           13.253384          -2.28%              35,768            2000
Investment Fund                 12.372807           13.562791           9.62%                 151            1999
-Appreciation                   10.000000           12.372807          23.73%                   0            1998
Portfolio1 - Q/NQ

Federated Insurance              9.760781           10.603847           8.64%              27,853            2000
Series - Federated              10.000000            9.760781          -2.39%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.324339           13.128922           6.53%              49,544            2000
Equity-Income                   11.793413           12.324339           4.50%                 570            1999
Portfolio: Service              10.000000           11.793413          17.93%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.413426           15.232000         -12.53%             219,621            2000
Portfolio: Service              12.896602           17.413426          35.02%               1,014            1999
Class - Q/NQ                    10.000000           12.896602          28.97%                   0            1998

Fidelity VIP High               11.177582            8.508002         -23.88%              30,013            2000
Income Portfolio:               10.515966           11.177582           6.29%                   0            1999
Service Class - Q/NQ            10.000000           10.515966           5.16%                   0            1998

Fidelity VIP Overseas           17.052691           13.560524         -20.48%              19,185            2000
Portfolio: Service              12.170445           17.052691          40.12%                  17            1999
Class - Q/NQ                    10.000000           12.170445          21.70%                   0            1998

Fidelity VIP II                 15.603664           14.316943          -8.25%              79,088            2000
Contrafund(R)Portfolio:         12.779434           15.603664          22.10%                 738            1999
Service Class - Q/NQ            10.000000           12.779434          27.79%                   0            1998

Fidelity VIP III Growth         12.595275           12.595275         -18.54%              15,388            2000
Opportunities                   12.292450           12.595275           2.46%                 416            1999
Portfolio: Service              10.000000           12.292450          22.92%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.110923         -18.89%             294,116            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.482069         -35.18%             345,272            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.147522         -18.52%             134,258            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.740010            9.205900         -27.74%              20,992            2000
Appreciation Fund - Q/NQ        12.422359           12.740010           2.56%                 692            1999
                                10.000000           12.422359          24.22%                   0            1998

NSAT Dreyfus NSAT Mid           14.553031           16.490935          13.32%              18,996            2000
Cap Index Fund(1)-Q/NQ          12.236869           14.553031          18.93%                   0            1999
                                10.000000           12.236869          22.37%                   0            1998

NSAT Federated NSAT             13.786084           12.119427         -12.09%               9,136            2000
Equity Income Fund(2) -         11.829585           13.786084          16.54%                   0            1999
Q/NQ                            10.000000           11.829585          18.30%                   0            1998

NSAT Federated NSAT             10.479056            9.453988          -9.78%              14,030            2000
High Income Bond Fund(3)        10.325454           10.479056           1.49%                 321            1999
- Q/NQ                          10.000000           10.325454           3.25%                   0            1998

NSAT - Gartmore NSAT            10.000000            8.677386         -13.23%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            5.993413         -40.07%               1,064            2000
Global Technology and
Communications Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            9.212757          -7.87%                   0            2000
International Growth
Fund - Q/NQ



(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.449856           10.460250          10.69%              43,427            2000
Fund - Q/NQ                      9.839387            9.449856          -3.96%                 136            1999
                                 10.00000            9.839387          -1.61%                   0            1998

NSAT J.P. Morgan NSAT           10.577794           10.367680          -1.99%              21,659            2000
Balanced Fund(1) - Q/NQ         10.662651           10.577794          -0.80%                 334            1999
                                10.000000           10.662651           6.63%                   0            1998

NSAT MAS NAST Multi             10.219313           10.619936           3.92%              28,375            2000
Sector Bond Fund(2) - Q/NQ      10.231592           10.219313          -0.12%                  10            1999
                                10.000000           10.231592           2.32%                   0            1998

NSAT Money Market Fund*         10.395950           10.841575           4.29%             170,302            2000
- Q/NQ                          10.081601           10.395950           3.12%                   0            1999
                                10.000000           10.801601           0.82%                   0            1998

NSAT Nationwide Global          14.743816           12.714940         -13.76%               8,383            2000
50 Fund(3) - Q/NQ               12.195325           14.743816          20.90%                   0            1999
                                10.000000           12.195325          21.95%                   0            1998

NSAT Nationwide Small           20.277316           16.719097         -17.55%              19,254            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.277316         102.77%                   0            1999

NSAT Nationwide Small           16.277398           17.803398           9.37%              22,692            2000
Cap Value Fund - Q/NQ           12.946409           16.277398          25.73%                   0            1999
                                10.000000           12.946409          29.46%                   0            1998

NSAT Nationwide Small           17.148084           18.367325           7.11%              54,886            2000
Company Fund - Q/NQ             12.106268           17.148084          41.65%                   0            1999
                                10.000000           12.106268          21.06%                   0            1998

NSAT Nationwide                 12.403079           13.127925           5.84%              11,209            2000
Strategic Value Fund -          13.010627           12.403079          -4.67%                 195            1999
Q/NQ                            10.000000           13.010627          30.11%                   0            1998

NSAT Strong NSAT Mid            22.988509           19.133359         -16.77%              41,379            2000
Cap Growth Fund - Q/NQ5         12.651185           22.988509          81.71%                 146            1999
                                10.000000           12.651185          26.51%                   0            1998



(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.


*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          12.596911           12.127493           3.73%              78,804            2000
- Q/NQ                          11.976682           12.596911           5.18%               1,050            1999
                                10.000000           11.976682          19.77%                   0            1998

NSAT - Turner NSAT              10.000000            6.318749          -36.81                 384            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT            14.547000           14.470155          -0.53%               9,201            2000
Guardian Portfolio -            12.869170           14.547000          13.04%                   0            1999
Q/NQ                            10.000000           12.869170          28.69%                   0            1998

Neuberger Berman AMT            21.277954           19.367124          -8.98%              72,340            2000
Mid-Cap Growth                  14.058496           21.277954          51.35%                   0            1999
Portfolio - Q/NQ                10.000000           14.058496          40.58%                   0            1998

Neuberger Berman AMT            12.504542           12.385684          -0.95%               7,226            2000
Partners Portfolio -            11.841583           12.504542           5.60%                 274            1999
Q/NQ                            10.000000           11.841583          18.42%                   0            1998

Oppenheimer Variable            23.789077           20.768575         -12.70%              78,695            2000
Account Funds -                 13.173548           23.789077          80.58%                 315            1999
Oppenheimer Aggressive          10.000000           13.173548          31.74%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.427568           18.083324          -1.87%              86,633            2000
Account Funds -                 13.226671           18.427568          39.32%                 440            1999
Oppenheimer Capital             10.000000           13.226671          32.27%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.493145          -5.07%              18,810            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.751442           13.236091         -10.27%              98,254            2000
Account Funds -                 12.323541           14.751442          19.70%                 296            1999
Oppenheimer Main Street         10.000000           12.323541          23.24%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.746555          -2.53%              15,094            2000
II, Inc. - Q/NQ

The Universal                   14.479873           15.863998           9.56%               1,368            2000
Institutional Funds,            11.379681           14.479873          27.24%                   0            1999
Inc. - Emerging Markets         10.000000           11.379681          13.80%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.594047         -14.06%               5,251            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   11.985136           12.445148           3.84%              15,886            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.853443           14.210596         -42.82%               6,188            2000
Insurance Trust -               12.616797           24.853443          96.99%                   0            1999
Worldwide Emerging              10.000000           12.616797          26.17%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.787279           12.915760           9.57%                 722            2000
Insurance Trust -                9.904737           11.787279          19.01%                   0            1999
Worldwide Hard Assets           10.000000            9.904737          -0.95%                   0            1998
Fund - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.894734            9.573565         -12.13%              80,837            2000
Variable Portfolios,            10.000000           10.894734           8.95%                 149            1999
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.314929                                                                    2000
Variable Portfolios,            10.000000           15.314929          53.15%                   0            1999
Inc. - American Century
VP International - Q/NQ

American Century                 8.780117                                                                    2000
Variable Portfolios,            10.000000            8.780117         -12.20%                  49            1999
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.621586           12.448592         -20.31%                   0            2000
Pincus Trust - Global           10.000000           15.621586          56.22%                   0            1999
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.650223           10.672586         -27.15%                   0            2000
Pincus Trust -                  10.000000           14.650223          46.50%                   0            1999
International Equity
Portfolio - Q/NQ

Credit Suisse Warburg            9.340613           10.000956           7.07%                 153            2000
Pincus Trust - Value            10.000000            9.340613          -6.59%                 125            1999
Portfolio(2) - Q/NQ

Dreyfus Investment              12.873298           12.402636          -3.66%               1,516            2000
Portfolios - European           10.000000           12.873298          28.73%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.868131           10.380157         -12.54%              73,354            2000
Responsible Growth              10.000000           11.868131          18.68%                 275            1999
Fund, Inc. - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index             10.794215            9.626823         -10.81%             516,096            2000
Fund, Inc. - Q/NQ               10.000000           10.794215           7.94%                 650            1999

Dreyfus Variable                10.184154            9.946799          -2.33%              21,108            2000
Investment Fund                 10.000000           10.184154           1.84%                 622            1999
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.757496           10.594913           8.58%               6,478            2000
Series - Federated              10.000000            9.757496          -2.43%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.309967            9.912757           6.47%              28,435            2000
Equity-Income                   10.000000            9.309967          -6.90%                 351            1999
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.322268           10.773174         -12.57%             693,445            2000
Portfolio: Service              10.000000           12.322268          23.22%                 777            1999
Class - Q/NQ

Fidelity VIP High                9.672582            7.358723         -23.92%              25,504            2000
Income Portfolio:               10.000000            9.672582          -3.27%                   0            1999
Service Class - Q/NQ

Fidelity VIP Overseas           13.058898           10.379362         -20.52%               6,962            2000
Portfolio: Service              10.000000           13.058898          30.59%                   0            1999
Class - Q/NQ

Fidelity VIP II                 11.278366           10.343090          -8.29%              75,580            2000
Contrafund(R)Portfolio:         10.000000           11.278366          12.78%                 190            1999
Service Class - Q/NQ

Fidelity VIP III Growth          9.869824            8.036133         -18.58%              18,134            2000
Opportunities                   10.000000            9.869824          -1.30%                 122            1999
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.107133         -18.93%             149,321            2000
Capital Appreciation
Portfolio: Service
Shares - Q/NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.479020         -35.21%             139,929            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.143702         -18.56%             102,585            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.707627            7.011148         -27.78%              29,462            2000
Appreciation Fund - Q/NQ        10.000000            9.707627          -2.92%                  42            1999

NSAT Dreyfus NSAT Mid           11.447800           12.965645          13.26%              14,853            2000
Cap Index Fund(1)-Q/NQ          10.000000           11.447800          14.48%                   0            1999

NSAT Federated NSAT             10.778958            9.471062         -12.13%              18,859            2000
Equity Income Fund(2) -         10.000000           10.778958           7.79%                 102            1999
Q/NQ

NSAT Federated NSAT              9.676620            8.725646          -9.83%               4,990            2000
High Income Bond Fund(3)        10.000000            9.676620          -3.23%                   0            1999
- Q/NQ

NSAT - Gartmore NSAT            10.000000            8.676322         -13.24%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            5.992673         -40.07%                 616            2000
Global Technology and
Communications Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            9.211629          -7.88%                   0            2000
International Growth
Fund - Q/NQ



(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.735132           10.770572          10.64%              29,427            2000
Fund - Q/NQ                     10.000000            9.735132          -2.65%                   0            1999

NSAT J.P. Morgan NSAT            9.481422            9.288391          -2.04%               7,976            2000
Balanced Fund(4) - Q/NQ         10.000000            9.481422          -5.19%                  77            1999

NSAT MAS NSAT Multi              9.897603           10.280419           3.87%              20,119            2000
Sector Bond Fund(1) - Q/NQ      10.000000            9.897603          -1.02%                   0            1999

NSAT Money Market Fund*         10.209430           10.641677           4.23%              26,570            2000
- Q/NQ                          10.000000           10.209430           2.09%                 599            1999

NSAT Nationwide Global          11.182210            9.638561         -13.80%               1,831            2000
50 Fund(2) - Q/NQ               10.000000           11.182210          11.82%                   0            1999

NSAT Nationwide Small           20.270503           16.705019         -17.59%              17,525            2000
Cap Growth Fund(3) - Q/NQ       10.000000           20.270503         102.71%                  12            1999

NSAT Nationwide Small           11.697140           12.787277           9.32%               9,827            2000
Cap Value Fund - Q/NQ           10.000000           11.697140          16.97%                  20            1999

NSAT Nationwide Small           14.124755           15.121378           7.06%              29,276            2000
Company Fund - Q/NQ             10.000000           14.124755          41.25%                   0            1999

NSAT Nationwide                  8.548175            9.043154           5.79%                   0            2000
Strategic Value Fund -          10.000000            8.548175          14.52%                   0            1999
Q/NQ

NSAT Strong NSAT Mid            14.658438           12.194050         -16.81%              46,522            2000
Cap Growth Fund(4) - Q/NQ       10.000000           14.658438          46.58%                 126            1999




(4) Formerly, NSAT Nationwide Balanced Fund.
(1) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(4) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------

NSAT Total Return Fund           9.851989            9.480069          -3.78%              61,404            2000
- Q/NQ                          10.000000            9.851989          -1.48%                 444            1999

NSAT - Turner NSAT              10.000000            6.317967         -36.82%                 149            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT             9.968645            9.910972          -0.58%               5,339            2000
Guardian Portfolio -            10.000000            9.968645          -0.31%                  22            1999
Q/NQ

Neuberger Berman AMT             15.26119           13.886316          -9.03%              51,989            2000
Mid-Cap Growth                   10.00000           15.261190          52.64%                 118            1999
Portfolio - Q/NQ

Neuberger Berman AMT             9.504551            9.409456          -1.00%               5,477            2000
Partners Portfolio -            10.000000            9.504551          -4.95%                  23            1999
Q/NQ

Oppenheimer Variable            16.070617           14.023027         -12.74%              76,215            2000
Account Funds -                 10.000000           16.070617          60.71%                 444            1999
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.759449           12.514763          -1.92%             340,844            2000
Account Funds -                 10.000000           12.759449          27.59%                 603            1999
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.489961          -5.10%              23,412            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.784586            9.671852         -10.32%              53,371            2000
Account Funds -                 10.000000           10.784586           7.85%                   0            1999
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.743284          -2.57%              12,220            2000
II, Inc. - Q/NQ

The Universal                   11.210825           12.276257           9.50%                 198            2000
Institutional Funds,            10.000000           11.210825          12.11%                   0            1999
Inc. - Emerging Markets
Debt Portfolio(1)- Q/NQ

The Universal                   10.000000            8.591151         -14.09%                 213            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.928322           11.346213           3.82%               3,052            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.596564            8.913211         -42.85%               8,060            2000
Insurance Trust -               10.000000           15.596564          55.97%                  16            1999
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.987144           10.937759           9.52%                 253            2000
Insurance Trust -               10.000000            9.987144          -0.13%                  23            1999
Worldwide Hard Assets
Fund - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.891060            9.565494         -12.17%               2,578            2000
Variable Portfolios,            10.000000           10.891060           8.91%                 375            1999
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.309779           12.511970         -18.27%               2,585            2000
Variable Portfolios,            10.000000           15.309779          53.10%                   0            1999
Inc. - American Century
VP International - Q/NQ

American Century                 8.777154           10.189139          16.09%               4,393            2000
Variable Portfolios,            10.000000            8.777154         -12.23%                 132            1999
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.616326           12.438107         -20.35%                   0            2000
Pincus Trust - Global           10.000000           15.616326          56.16%                   0            1999
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.645295           10.663588         -27.19%                   0            2000
Pincus Trust -                  10.000000           14.645295          46.45%                   0            1999
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg            9.337456            9.992513           7.02%                 261            2000
Pincus Trust - Value            10.000000            9.337456          -6.63%                  53            1999
Portfolio(3) - Q/NQ

Dreyfus Investment              12.871598           12.394713          -3.70%                 900            2000
Portfolios - European           10.000000           12.871598          28.72%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.864126           10.371408         -12.58%               8,632            2000
Responsible Growth              10.000000           11.864126          18.64%                 194            1999
Fund, Inc. - Q/NQ





(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.790571            9.618706         -10.86%              21,949            2000
Fund, Inc. - Q/NQ               10.000000           10.790571           7.91%                 820            1999

Dreyfus Variable                10.180717            9.938414          -2.38%               3,285            2000
Investment Fund                 10.000000           10.180717           1.81%                 192            1999
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.754195           10.585977           8.53%               1,420            2000
Series - Federated              10.000000            9.754195          -2.46%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.306820            9.904395           6.42%                 663            2000
Equity-Income                   10.000000            9.306820          -6.93%                   0            1999
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.318116           10.764092         -12.62%              18,290            2000
Portfolio: Service              10.000000           12.318116          23.18%                 205            1999
Class - Q/NQ

Fidelity VIP High                9.669314            7.352510         -23.96%               2,734            2000
Income Portfolio:               10.000000            9.669314          -3.31%                   0            1999
Service Class - Q/NQ

Fidelity VIP Overseas           13.054491           10.370604         -20.56%               1,753            2000
Portfolio: Service              10.000000           13.054491          30.54%                   0            1999
Class - Q/NQ

Fidelity VIP II                 11.274564           10.334368          -8.34%               7,956            2000
Contrafund(R)Portfolio:         10.000000           11.274564          12.75%                 271            1999
Service Class - Q/NQ

Fidelity VIP III Growth          9.866489            8.029346         -18.62%                 902            2000
Opportunities                   10.000000            9.866489          -1.34%                 133            1999
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.103330         -18.97%              11,936            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.475985         -35.24%              10,633            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.139885         -18.60%              11,599            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.704353            7.005239         -27.81%                 741            2000
Appreciation Fund - Q/NQ        10.000000            9.704353          -2.96%                   0            1999

NSAT Dreyfus NSAT Mid           11.443936           12.954698          13.20%               1,558            2000
Cap Index Fund(1)-Q/NQ          10.000000           11.443936          14.44%                   0            1999

NSAT Federated NSAT             10.775320            9.463069         -12.18%                 671            2000
Equity Income Fund(2) -         10.000000           10.775320           7.75%                 191            1999
Q/NQ

NSAT Federated NSAT              9.673363            8.718281          -9.87%                 683            2000
High Income Bond Fund(3)        10.000000            9.673363          -3.27%                   0            1999
- Q/NQ

NSAT - Gartmore NSAT            10.000000            8.675258         -13.25%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            5.991934         -40.08%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            9.210500          -7.90%                   0            2000
International Growth
Fund - Q/NQ



(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.731842           10.761486          10.58%               4,497            2000
Fund - Q/NQ                     10.000000            9.731842          -2.68%                 235            1999

NSAT J.P. Morgan NSAT            9.478218            9.280546          -2.09%               1,181            2000
Balanced Fund(1) - Q/NQ         10.000000            9.478218          -5.22%                   0            1999

NSAT MAS NSAT Multi              9.894260           10.271747           3.82%               4,897            2000
Sector Bond Fund(2) - Q/NQ      10.000000            9.894260          -1.06%                   0            1999

NSAT Money Market Fund*         10.205942           10.632658           4.18%              25,146            2000
- Q/NQ                          10.000000           10.205942           2.06%                   0            1999

NSAT Nationwide Global          11.178438            9.630431         -13.85%                 354            2000
50 Fund(3) - Q/NQ               10.000000           11.178438          11.78%                   0            1999

NSAT Nationwide Small           20.263696           16.690944         -17.63%                 810            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.263696         102.64%                   0            1999

NSAT Nationwide Small           11.693190           12.776504           9.26%               4,751            2000
Cap Value Fund - Q/NQ           10.000000           11.693190          16.93%                   0            1999

NSAT Nationwide Small           14.120006           15.1108647          7.00%               1,975            2000
Company Fund - Q/NQ             10.000000           14.120006          41.20%                   0            1999

NSAT Nationwide                  8.545293            9.035539           5.47%                   0            2000
Strategic Value Fund -          10.000000            8.545293         -14.55%                   0            1999
Q/NQ

NSAT Strong NSAT Mid            14.653509           12.183768         -16.85%               9,995            2000
Cap Growth Fund(5) - Q/NQ       10.000000           14.653509          46.54%                   0            1999




(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.848668            9.492081          -3.82%               1,579            2000
- Q/NQ                          10.000000            9.848668          -1.51%                  81            1999

NSAT - Turner NSAT              10.000000            6.317188         -36.83%                   0            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT             9.965276            9.902925          -0.63%                 850            2000
Guardian Portfolio -            10.000000            9.965276          -0.35%                   0            1999
Q/NQ

Neuberger Berman AMT            15.258987           13.874614          -9.07%              10,534            2000
Mid-Cap Growth                  10.000000           15.258987          52.59%                   0            1999
Portfolio - Q/NQ

Neuberger Berman AMT             9.501339            9.401502          -1.05%                 573            2000
Partners Portfolio -            10.000000            9.501339          -4.99%                   0            1999
Q/NQ

Oppenheimer Variable            16.065210           14.011209         -12.79%               9,621            2000
Account Funds -                 10.000000           16.065210          60.65%                   0            1999
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.755147           12.504224          -1.97%              14,582            2000
Account Funds -                 10.000000           12.755147          27.55%                 183            1999
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.486763          -5.13%               6,322            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.780952            9.663699         -10.36%              11,025            2000
Account Funds -                 10.000000           10.780952           7.81%                  41            1999
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.740009          -2.60%                  77            2000
II, Inc. - Q/NQ

The Universal                   11.207054           12.265925           9.45%                   0            2000
Institutional Funds,            10.000000           11.207054          12.07%                   0            1999
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.588260         -14.12%                 229            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.920617           11.336655           3.81%               1,090            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.591319            8.905697         -42.88%                 656            2000
Insurance Trust -               10.000000           15.591319          55.91%                   0            1999
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.983781           10.928549           9.46%                   0            2000
Insurance Trust -               10.000000            9.983781          -0.16%                   0            1999
Worldwide Hard Assets
Fund - Q/NQ




(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. -
    Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.



The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.887381            9.557420         -12.22%               2,743            2000
Variable Portfolios,            10.000000           10.887381           8.87%                   0            1999
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.304624           12.501416         -18.32%               1,253            2000
Variable Portfolios,            10.000000           15.304624          53.05%                   0            1999
Inc. - American Century
VP International - Q/NQ

American Century                 8.774191           10.180559          16.03%                 126            2000
Variable Portfolios,            10.000000            8.774191         -12.26%                   0            1999
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.611071           12.427613         -20.39%                   0            2000
Pincus Trust - Global           10.000000           15.611071          56.11%                   0            1999
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.640370           10.654609         -27.22%                   0            2000
Pincus Trust -                  10.000000           14.640370          46.40%                   0            1999
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg            9.334304            9.984104           6.96%                 392            2000
Pincus Trust - Value            10.000000            9.334304          -6.66%                   0            1999
Portfolio(3) - Q/NQ

Dreyfus Investment              12.869896           12.386804          -3.75%                 242            2000
Portfolios - European           10.000000           12.869896          28.70%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.860138           10.362676         -12.63%               6,742            2000
Responsible Growth              10.000000           11.860138          18.60%                   0            1999
Fund, Inc. - Q/NQ




(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.786928            9.610581         -10.91%              10,423            2000
Fund, Inc. - Q/NQ               10.000000           10.786928           7.87%                  23            1999

Dreyfus Variable                10.177277            9.930036          -2.43%               3,597            2000
Investment Fund                 10.000000           10.177277           1.77%                   0            1999
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.750926           10.577071            8.47%                565            2000
Series - Federated              10.000000            9.750926           -2.49%                  0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.303685            9.896058           6.37%               3,377
Equity-Income                   10.000000            9.303685          -6.96%                   0            1999
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.313961           10.755009         -12.66%               9,885            2000
Portfolio: Service              10.000000           12.313961          23.14%                  48            1999
Class - Q/NQ

Fidelity VIP High                9.666051            7.346312         -24.00%               3,578            2000
Income Portfolio:               10.000000            9.666051          -3.34%                   0            1999
Service Class - Q/NQ

Fidelity VIP Overseas           13.050088           10.361858         -20.60%                 657            2000
Portfolio: Service              10.000000           13.050088          30.50%                   0            1999
Class - Q/NQ

Fidelity VIP II                 11.270766           10.325655          -8.39%               4,962            2000
Contrafund(R)Portfolio:         10.000000           11.270766          12.71%                   0            1999
Service Class - Q/NQ

Fidelity VIP III Growth          9.863165            8.022575         -18.66%                 237            2000
Opportunities                   10.000000            9.863165          -1.37%                   0            1999
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.099528         -19.00%              24,046            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.472936         -35.27%              12,722            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.136062         -18.64%              17,844            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.701077            6.999319         -27.85%                 259            2000
Appreciation Fund - Q/NQ        10.000000            9.701077          -2.99%                   0            1999

NSAT Dreyfus  NSAT Mid          11.440076           12.943788          13.14%               2,608            2000
Cap Index Fund(1)-Q/NQ            10.000000           11.440076          14.40%                   0            1999

NSAT Federated NSAT             10.771674            9.455077         -12.22%                 486            2000
Equity Income Fund(2) -           10.000000           10.771674           7.72%                   0            1999
Q/NQ

NSAT Federated NSAT              9.670105            8.710943          -9.92%                 769            2000
High Income Bond Fund(3)          10.000000            9.670105          -3.30%                   0            1999
- Q/NQ

NSAT - Gartmore NSAT            10.000000            8.674187         -13.26%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            5.991195         -40.09%                 190            2000
Global Technology and
Communications Fund-Q/NQ

NSAT - Gartmore NSAT            10.000000            9.209373          -7.91%                   0            2000
International Growth
Fund - Q/NQ



(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.728561           10.752417          10.52%               1,274            2000
Fund - Q/NQ                     10.000000            9.728561          -2.71%                   0            1999

NSAT J.P. Morgan NSAT            9.475017            9.272721          -2.14%               1,555            2000
Balanced Fund(1) - Q/NQ           10.000000            9.475017          -5.25%                   0            1999

NSAT MAS NSAT Multi              9.890927           10.263086           3.76%               3,692            2000
Sector Bond Fund(2) - Q/NQ        10.000000            9.890927          -1.09%                   0            1999

NSAT Money Market Fund*         10.202456           10.623647           4.13%              11,223            2000
- Q/NQ                          10.000000           10.202456           2.02%                   0            1999

NSAT Nationwide Global          11.174665            9.622318         -13.89%               1,250            2000
50 Fund(3) - Q/NQ                 10.000000           11.174665          11.75%                   0            1999

NSAT Nationwide Small           20.256891           16.676873         -17.67%               1,192            2000
Cap Growth Fund(4) - Q/NQ         10.000000           20.256891         102.57%                   0            1999

NSAT Nationwide Small           11.689250           12.765722           9.21%                 832            2000
Cap Value Fund - Q/NQ           10.000000           11.689250          16.89%                   0            1999

NSAT Nationwide Small           14.115240           15.095906           6.95%               2,183            2000
Company Fund - Q/NQ             10.000000           14.115240          41.15%                   0            1999

NSAT Nationwide                  8.542404            9.027908           5.68%                   0            2000
Strategic Value Fund -          10.000000            8.542404         -14.58%                   0            1999
Q/NQ

NSAT Strong NSAT Mid            14.648576           12.173489         -16.90%               7,518            2000
Cap Growth Fund(5) - Q/NQ         10.000000           14.648576          46.49%                   0            1999



(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was___%.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.845340            9.464087          -3.87%               3,653            2000
- Q/NQ                          10.000000            9.845340          -1.55%                  30            1999

NSAT - Turner NSAT              10.000000            6.316408         -36.84%                   0            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT             9.961920            9.894278          -0.68%                 800            2000
Guardian Portfolio -            10.000000            9.961920          -0.38%                   0            1999
Q/NQ

Neuberger Berman AMT            15.253837           13.862902          -9.12%               6,275            2000
Mid-Cap Growth                  10.000000           15.253837          52.54%                   0            1999
Portfolio - Q/NQ

Neuberger Berman AMT             9.498133            9.393576          -1.10%                   0            2000
Partners Portfolio -            10.000000            9.498133          -5.02%                   0            1999
Q/NQ

Oppenheimer Variable            16.059802           13.999397         -12.83%              10,286            2000
Account Funds -                 10.000000           16.059802          60.60%                   0            1999
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.750840           12.493669          -2.02%               4,823            2000
Account Funds -                 10.000000           12.750840          27.51%                   0            1999
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.483571          -5.16%                 648            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            10.777319            9.655553         -10.41%              10,000            2000
Account Funds -                 10.000000           10.777319           7.77%                   0            1999
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.736730          -2.63%                  28            2000
II, Inc. - Q/NQ

The Universal                   11.203280           12.255588           9.39%                  34            2000
Institutional Funds,            10.000000           11.203280          12.03%                   0            1999
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.585371         -14.15%                  80            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.912907           11.327088           3.80%                 391            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.586071            8.898173         -42.81%                 613            2000
Insurance Trust -               10.000000           15.586071          55.86%                   0            1999
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.980406           10.919321           9.41%                   0            2000
Insurance Trust -               10.000000            9.980406          -0.20%                   0            1999
Worldwide Hard Assets
Fund - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.883705            9.549358         -12.26%              34,528            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                15.299484           12.490877         -18.36%              26,521            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                 8.771225           10.171958          15.97%              21,574            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           15.605804           12.417121         -20.43%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           14.635449           10.645617         -27.26%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ




Credit Suisse Warburg            9.331154            9.975679           6.91%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ



Dreyfus Investment              12.868201           12.378902          -3.80%                 447            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            11.856134           10.353934         -12.67%              62,594            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.783286            9.602483         -10.95%              94,298            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.173850            9.921665          -2.48%               4,404            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ




Federated Insurance              9.747622           10.568127            8.42%              8,311            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                     9.300541            9.887701           6.31%              51,011
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             12.309803           10.745932         -12.70%             101,068            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High                9.662795            7.340109         -24.04%              17,319            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           13.045702           10.353122         -20.64%               9,281            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 11.266962           10.316947          -8.43%              84,405            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth          9.859832            8.015802         -18.70%              15,755            2000
Opportunities
Portfolio: Service
Class - Q/NQ




Janus Aspen Series -            10.000000            8.095727         -19.04%             118,431            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.469900         -35.30%              92,046            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            9.132240         -18.68%             101,352            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                     9.697798            6.993410         -27.89%               7,357            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           11.436215           12.932854          13.09%               5,958            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.768053            9.447118         -12.27%               8,491            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT              9.666832            8.703574          -9.96%               5,547            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            8.673124         -13.27%                  20            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.990454         -40.10%                  24            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.208243          -7.92%                  31            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.725276           10.743338          10.47%              17,109            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT            9.471823            9.264907          -2.18%              20,784            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi              9.887582           10.254426           3.71%              10,822            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*         10.198968           10.614638           4.08%              63,000            2000
- Q/NQ



NSAT Nationwide Global          11.170893            9.614186         -13.94%               8,320            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           20.250073           16.662806         -17.71%              15,375            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           11.685305           12.754961           9.15%              13,697            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           14.110489           15.083183           6.89%              52,907            2000
Company Fund - Q/NQ



NSAT Nationwide                  8.539519            9.020303           5.63%               2,190            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            10.000000                                                                    2000
Cap Growth Fund(5) - Q/NQ

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.842006            9.456097          -3.92%              55,314            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.315627         -36.84%                  15            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT             9.958551            9.885928          -0.73%               3,850            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            15.248701           13.851206          -9.16%              39,859            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT             9.494931            9.385656          -1.15%               8,885            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            16.054381           13.987563         -12.87%              80,705            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            12.746543           12.483131          -2.07%              71,488            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.480386          -5.20%               4,837            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.773688            9.647415         -10.45%              96,024            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.733457          -2.67%              10,530            2000
II, Inc. - Q/NQ


The Universal                   11.199494           12.245260           9.34%                 627            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ




The Universal                   10.000000            8.582480         -14.18%               6,674            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   10.905202           11.317531           3.78%               7,955            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               15.580817            8.890661         -42.94%               1,884            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide                9.977040           10.910122           9.35%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ




(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.880025            9.541283         -12.30%              11,881            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                15.294316           12.480327         -18.40%              18,453            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                 8.768259           10.163375          15.91%               4,809            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           15.600551           12.406646         -20.47%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           14.630509           10.636622         -27.30%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ




Credit Suisse Warburg           10.000000            9.327994           6.85%                 137            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ



Dreyfus Investment              12.866500           12.370991          -3.85%                 527            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            11.852125           10.345179          12.71%              12,862            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.779645            9.594375         -11.00%              40,751            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.170406            9.913289          -2.53%               3,524            2000
Investment Fund
-Appreciation
Portfolio1 - Q/NQ




Federated Insurance              9.744333           10.559225            8.36%              3,125            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                     9.297394            9.879350           6.26%               4,714            2000
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             12.305653           10.736866         -12.75%              59,620            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High                9.659523            7.333907         -24.08%               4,625            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           13.041301           10.344382         -20.68%               3,538            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 11.263156           10.308233          -8.48%              25,250            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth          9.856495            8.009032         -18.74%              18,700            2000
Opportunities
Portfolio: Service
Class - Q/NQ




Janus Aspen Series -            10.000000            8.091928         -19.08%              59,411            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.466853         -35.31%              47,293            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.128419         -18.72%              32,300            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                     9.694518            6.987497         -27.92%               1,779            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           11.432355           12.921938          13.03%               8,380            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.764410            9.439135         -12.31%                 393            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT              9.663565            8.696224         -10.01%               3,041            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            8.672055         -13.28%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.989717         -40.10%                   0            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.207114          -7.93%                   0            2000
International Growth
Fund - Q/NQ




(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.721987           10.734272          10.41%               9,617            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT            9.468619            9.257079          -2.23%               7,049            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi              9.884242           10.245769           3.66%                   0            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*         10.195482           10.6055632          4.02%              47,092            2000
- Q/NQ



NSAT Nationwide Global          11.167113            9.606072         -13.98%                 929            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           20.243274           16.648755         -17.76%               6,653            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           11.681367           12.744198           9.10%               6,544            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           14.105728           15.070448           6.84%               9,932            2000
Company Fund - Q/NQ



NSAT Nationwide                  8.536625            9.012666           5.58%                 251            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            14.638685           12.152925          16.98%               9,578            2000
Cap Growth Fund(5) - Q/NQ

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.





UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.838680            9.448103          -3.97%               7,522            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.314847         -36.85%                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT             9.955186            9.877577          -0.87%                 927            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            15.243555           13.839506          -9.21%              20,672            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT             9.491719            9.377731          -1.20%                 105            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            16.048985           13.975777         -12.92%              23,450            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            12.742243           12.412602          -2.12%              24,319            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.477189          -5.23%               8,037            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.770042            9.639258         -10.50%              32,461            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.730182          -2.70%               5,095            2000
II, Inc. - Q/NQ


The Universal                   11.195718           12.234919           9.28%                 665            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ




The Universal                   10.000000            8.579581         -14.20%               1,543            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   10.897503           11.307986           3.77%               1,019            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               15.575591            8.883159         -42.97%               4,581            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide                9.973670           10.900909           9.30%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. -
    Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.95%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.876352            9.533240         -12.35%               9,223            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                15.289171           12.469801         -18.44%              36,626            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                 8.765289           10.154779          15.85%               9,206            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           15.595284           12.396149         -20.51%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           14.625579           10.627648         -27.34%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ



Credit Suisse Warburg            9.324847            9.958846           6.80%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ



Dreyfus Investment              12.864800           12.363082          -3.90%                 419            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            11.848121           10.336445         -12.76%              19,564            2000
Responsible Growth
Fund, Inc. - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.775998            9.586268         -11.04%              89,971            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.166971            9.904915          -2.58%               7,007            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ




Federated Insurance              9.741035           10.550300           8.31%               1,319            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                     9.294244            9.871006           6.21%              29,366            2000
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             12.301489           10.727787         -12.79%              37,255            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High                9.656256            7.327699         -24.11%              15,687            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           13.036900           10.335636         -20.72%              10,698            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 11.259347           10.299521          -8.52%              50,886            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth          9.853171            8.002263         -18.78%               4,834            2000
Opportunities
Portfolio: Service
Class - Q/NQ




Janus Aspen Series -            10.000000            9.088130         -19.12%              72,579            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.463807         -35.36%              50,602            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.124596         -18.75%              28,745            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                     9.691237            6.981582         -27.96%                 259            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           10.775998            9.586268         -11.04%              89,971            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.760775            9.431156         -12.36%              10,061            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT              9.660301            8.688881         -10.06%                 481            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            8.670989         -13.29%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.988974         -40.11%                   0            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.205983          -7.94%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.718698           10.725199          10.36%              26,795            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT            9.465417            9.249263          -2.28%               8,305            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi              9.880904           10.237115           3.61%               5,401            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*         10.191993           10.596630           3.97%              54,546            2000
- Q/NQ



NSAT Nationwide Global          11.163349            9.597955         -14.02%                 261            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           20.236462           16.634699         -17.80%               4,291            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           11.677418           12.733436           9.04%               4,708            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           14.100980           15.057727           6.78%               9,183            2000
Company Fund - Q/NQ



NSAT Nationwide                  8.533747            9.005065           5.52%                   0            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            14.633744           12.142653         -17.02%               7,807            2000
Cap Growth Fund(5) - Q/NQ


(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.





UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.835355            9.440134          -4.02%               7,818            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.314065         -36.86%                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT             9.951814            9.869229          -0.83%               8,310            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            15.238417           13.827826          -9.26%              13,566            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT             9.488501            9.369810          -1.25%                 232            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            16.043574           13.963970         -12.96%              15,234            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            12.737936           12.462062          -2.17%              14,463            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.474001          -5.26%              13,896            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.766408            9.631127         -10.54%              22,952            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.726901          -2.73%              14,541            2000
II, Inc. - Q/NQ


The Universal                   11.191935           12.224582           9.23%               2,924            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ




The Universal                   10.000000            8.576684         -14.23%                 649            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   10.889793           11.298429           3.75%               2,698            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               15.570329            8.875639         -43.00%               3,039            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide                9.970287           10.891686           9.24%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.00%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.872664            9.525172         -12.39%               7,411            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                15.284018           12.459273         -18.48%               3,058            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                 8.762324           10.146205          15.79%               3,972            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           15.590018           12.385672         -20.55%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           14.620650           10.618671         -27.37%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ




Credit Suisse Warburg            9.321684            9.950424           6.74%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ



Dreyfus Investment              12.863095           12.355169          -3.95%               3,355            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            11.844117           10.327709         -12.80%               5,228            2000
Responsible Growth
Fund, Inc. - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.772356            9.578167         -11.095              44,846            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.163530            9.896545          -2.63%               6,830            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ




Federated Insurance              9.737734           10.541374           8.25%               4,658            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                     9.291096            9.862672           6.15%              11,143            2000
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             12.297338           10.718728         -12.84%              39,859            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High                9.652998            7.321509         -24.15%               1,192            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           13.032507           10.326913         -20.76%               7,731            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 11.255543           10.290816          -8.57%              24,879            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth          9.849830            7.995493         -18.83%              10,669            2000
Opportunities
Portfolio: Service
Class - Q/NQ




Janus Aspen Series -            10.000000            8.084324         -19.16%              42,015            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.460766         -35.39%              56,932            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.120779         -18.79%              24,232            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                     9.687960            6.975678         -28.00%               1,021            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           11.424623           12.900103          12.91%               1,359            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.757138            9.423183         -12.40%               5,842            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT              9.657039            8.681541         -10.10%                 572            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            8.669923         -13.30%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.988233         -40.12%                   0            2000
Global Technology and
Communications Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            9.204854          -7.95%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.715414           10.716144          10.30%                 678            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT            9.462219            9.241446          -2.33%              11,726            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi              9.877567           10.228476           3.55%               1,495            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*         10.188503           10.587626           3.92%             104,628            2000
- Q/NQ



NSAT Nationwide Global          11.159579            9.589849         -14.07%                 382            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           20.229644           16.620645         -17.84%               6,080            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           11.673473           12.722678           8.99%               7,680            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           14.096223           15.045018           6.73%               6,390            2000
Company Fund - Q/NQ



NSAT Nationwide                  8.530859            8.997445           5.47%                   0            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            14.628811           12.132394         -17.07%               7,641            2000
Cap Growth Fund(5) - Q/NQ

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.832030            9.432157          -4.07%               8,118            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.313283         -36.87%                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT             9.948455            9.860901          -0.88%               1,946            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            15.233263           13.816124          -9.30%              16,154            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT             9.485289            9.361884          -1.30%               1,283            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            16.038152           13.952164         -13.01%              15,841            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            12.733633           12.451546          -2.22%              14,466            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.470811          -5.29%                 682            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.762760            9.622980         -10.59%              36,827            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.723624          -2.76%               6,431            2000
II, Inc. - Q/NQ


The Universal                   11.188158           12.214257           9.17%                 339            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ




The Universal                   10.000000            8.573789         -14.26%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   10.882088            1.288871           3.74%                 104            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               15.565075            8.868130         -43.03%               4,668            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide                9.966921           10.882498           9.19%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. -
    Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.868993            9.517124         -12.44%               1,201            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                12.278859           12.448741         -18.51%               2,454            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                 8.759360           10.137630          15.73%               4,296            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           15.584757           12.375201         -20.59%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           14.615712           10.609678         -27.41%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ




Credit Suisse Warburg            9.318528            9.942010           6.69%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ



Dreyfus Investment              12.861395           12.347257          -4.00%               3,291            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            11.840111           10.318982         -12.85%               4,615            2000
Responsible Growth
Fund, Inc. - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.768723            9.570079         -11.13%              17,895            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.160091            9.888186          -2.68%               5,159            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ




Federated Insurance              9.734444           10.532467           8.20%               1,021            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                     9.287966            9.854339           6.10%               3,397
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             12.293179           10.709661         -12.88%              13,856            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High                9.649726            7.315306         -24.19%                   0            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           13.028101           10.318180         -20.80%                 765            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 11.251727           10.282107          -8.62%               7,404            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth          9.846493            7.988718         -18.87%               2,899            2000
Opportunities
Portfolio: Service
Class - Q/NQ




Janus Aspen Series -            10.000000            8.080524         -19.19%              30,634            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.457722         -35.24%              20,519            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.116951         -18.83%              21,498            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                     9.684680            6.969771         -28.03%                   0            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           11.420762           12.889199          12.86%                 663            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.753493            9.415211         -12.45%                   0            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT              9.653769            8.674196         -10.15%                   0            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            8.668856         -13.31%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.987495         -40.31%                   0            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.203720          -7.96%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.712126           70.707078          10.24%               6,132            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT            9.459015            9.233639          -2.38%                   0            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi              9.874217           10.219812           3.50%                   0            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*         10.185016           10.578365           3.86%              27,962            2000
- Q/NQ



NSAT Nationwide Global          11.155808            9.581737         -14.11%                   0            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           20.222829           16.606604         -17.88%               4,022            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           11.669520           12.711918           8.93%               2,578            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           14.091464           15.032303           6.68%               2,404            2000
Company Fund - Q/NQ



NSAT Nationwide                  8.527956            8.989827           5.42%                   0            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            14.623863           12.122123         -17.11%              13,848            2000
Cap Growth Fund(5) - Q/NQ

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.





UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.828705            9.424179           4.12%                 893            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.312501         -36.87%                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT             9.945085            9.852553          -0.93%                   0            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            15.228125           13.804447          -9.35%              19,089            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT             9.482078            9.353966          -1.35%                   0            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            16.032747           13.940374          13.05%               6,374            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            12.729331           12.441012          -2.26%               6,339            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.467611          -5.32%                 841            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.759121            9.614839         -10.64%               2,472            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.720342          -2.80%                   0            2000
II, Inc. - Q/NQ


The Universal                   11.184375           12.203935           9.12%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ




The Universal                   10.000000            8.570899         -14.29%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   10.874392           11.279333           3.72%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               15.559832            8.860634         -43.05%               1,776            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide                9.963549           10.873293           9.13%               1,354            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ




(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.



The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.10%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 2.10% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.865313            9.509075         -12.48%                 815            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                15.273710           12.438224         -18.56%                 742            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                 8.756384           10.129056          15.68%               2,847            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           15.579495           12.364730         -20.53%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           14.610777           10.600709         -27.45%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ




Credit Suisse Warburg            9.315370            9.933956           6.64%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ



Dreyfus Investment              12.859702           12.339366          -4.05%               2,609            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            11.836108           10.310249         -12.89%               2,528            2000
Responsible Growth
Fund, Inc. - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.765069            9.561974         -11.18%               8,833            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.156641            9.879814          -2.73%               4,188            2000
Investment Fund
- Appreciation
Portfolio(1) - Q/NQ




Federated Insurance              9.731148           10.523559            8.14%              4,473            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                     9.284810            9.846006            6.04%              3,954            2000
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             12.289021           10.700597          -12.93%             19,532            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High                9.646466            7.309120          -24.23%                864            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           13.023698           10.309461          -20.84%                937            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 11.247919           10.273408           -8.66%              7,785            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth          9.843150            7.981954          -18.91%              1,648            2000
Opportunities
Portfolio: Service
Class - Q/NQ




Janus Aspen Series -            10.000000            8.076723          -19.23%             15,806            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.454677         -35.45%              12,801            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.113132         -18.87%              14,610            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                     9.681400            6.963868         -28.07%               2,275            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           11.416891           12.878299          12.80%              1,1624            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.749854            9.407245         -12.49%               1,173            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT              9.650502            8.666861         -10.19%                 399            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            8.667787         -13.32%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.986754         -40.13%                   0            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.202593          -7.97%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.708836           10.698020          10.19%               5,047            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT            9.455807            9.225819          -2.43%               3,217            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi              9.870880           10.211179           3.45%                 391            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*          10.18526           10.569641           3.81%              14,152            2000
- Q/NQ



NSAT Nationwide Global          11.152016            9.573624         -14.15%                 713            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           20.216023           16.592571         -17.92%               1,837            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           11.665584           12.701183           8.88%               3,821            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           14.086698           15.019588           6.62%               8,266            2000
Company Fund - Q/NQ



NSAT Nationwide                  8.525068            8.982219           5.36%                 144            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            14.618910           12.111863         -17.15%               1,315            2000
Cap Growth Fund(5) - Q/NQ

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.





UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.825369            9.416202          -4.16%               5,245            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.311716          -36.88                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT             9.941717            9.844228          -0.98%                 497            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            15.222696           13.792758          -9.40%               6,870            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT             9.478868            9.346057          -1.40%                 752            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            16.027328           13.928584         -13.09%              11,061            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ



Oppenheimer Variable            12.725024           12.430490          -2.31%               7,234            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.464418          -5.36%                 871            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.755476            9.606697         -10.68%               4,797            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.717062          -2.83%                 255            2000
II, Inc. - Q/NQ


The Universal                   11.180591           12.193613           9.06%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ


The Universal                   10.000000            8.567997         -14.32%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   10.866698           11.269804           3.71%                  14            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               15.554588            8.853136         -43.08%               3,492            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ


Van Eck Worldwide                9.960177           10.864101           9.08%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.15%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 2.15% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.861635            9.501028         -12.53%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ


American Century                15.268547           12.427696         -18.61%               2,381            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ


American Century                 8.753418           10.120481          15.62%               1,514            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ


Credit Suisse Warburg           15.574225           12.354255         -20.67%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ


Credit Suisse Warburg           14.605841           10.591740         -27.48%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ


Credit Suisse Warburg            9.312214            9.925196           6.58%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ


Dreyfus Investment              12.857991           12.331453          -4.10%                 277            2000
Portfolios - European
Equity Portfolio - Q/NQ


The Dreyfus Socially            11.832110           10.301538         -12.94%               4,687            2000
Responsible Growth
Fund, Inc. - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.





UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.761420            9.553880         -11.22%               9,379            2000
Fund, Inc. - Q/NQ


Dreyfus Variable                10.153208            9.871455          -2.78%               4,323            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ


Federated Insurance              9.727848           10.514640            8.09%              2,272            2000
Series - Federated
Quality Bond Fund II -
Q/NQ


Fidelity VIP                     9.281660            9.837664           5.99%                   0            2000
Equity-Income
Portfolio: Service
Class - Q/NQ


Fidelity VIP Growth             12.284855           10.691535         -12.97%              11,478            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP High                9.643198            7.302933         -24.27%               2,839            2000
Income Portfolio:
Service Class - Q/NQ


Fidelity VIP Overseas           13.019301           10.300741         -20.88%                   0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP II                 11.244112           10.264709          -8.71%               2,034            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ


Fidelity VIP III Growth          9.839824            7.975200         -18.95%               1,710            2000
Opportunities
Portfolio: Service
Class - Q/NQ


Janus Aspen Series -            10.000000            8.072922         -19.27%              10,872            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.451635         -35.48%              13,277            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.109310         -18.91%               7,282            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                     9.678122            6.957972         -28.11%                 899            2000
Appreciation Fund - Q/NQ


NSAT Dreyfus NSAT Mid           11.413030           12.867405          12.74%                 896            2000
Cap Index Fund(1)-Q/NQ


NSAT Federated NSAT             10.746213            9.399286         -12.53%                   0            2000
Equity Income Fund(2) -
Q/NQ


NSAT Federated NSAT              9.647227            8.659527         -10.24%                   0            2000
High Income Bond Fund(3)
- Q/NQ


NSAT - Gartmore NSAT            10.000000            8.666715         -13.33%                   0            2000
Emerging Markets
Fund-Q/NQ


NSAT - Gartmore NSAT            10.000000            5.986011         -40.14%                 324            2000
Global Technology and
Communications Fund-Q/NQ


NSAT - Gartmore NSAT            10.000000            9.201455           7.99%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.705551           10.688972          10.13%                  20            2000
Fund - Q/NQ


NSAT J.P. Morgan NSAT            9.452610            9.218009          -2.48%                 209            2000
Balanced Fund(1) - Q/NQ


NSAT MAS NSAT Multi              9.867527           10.202517           3.39%                 224            2000
Sector Bond Fund(2) - Q/NQ


NSAT Money Market Fund*         10.178032           10.560647           3.76%              15,186            2000
- Q/NQ


NSAT Nationwide Global          11.148249            9.565529         -14.20%                   0            2000
50 Fund(3) - Q/NQ


NSAT Nationwide Small           20.209202           16.578533         -17.97%               2,195            2000
Cap Growth Fund(4) - Q/NQ


NSAT Nationwide Small           11.661628           12.690421           8.82%                 445            2000
Cap Value Fund - Q/NQ


NSAT Nationwide Small           14.081944           15.006886           6.57%                 606            2000
Company Fund - Q/NQ


NSAT Nationwide                  8.522180            8.974631           5.31%                   0            2000
Strategic Value Fund -
Q/NQ


NSAT Strong NSAT Mid            14.613981           12.101606         -17.19%               3,033            2000
Cap Growth Fund(5) - Q/NQ

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was___%.





UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.822044            9.408236          -4.21%                 197            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.310935         -36.89%                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT             9.938347            9.835896          -1.03%                 455            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            15.217822           13.781080          -9.44%               7,587            2000
Mid-Cap Growth
Portfolio - Q/NQ


Neuberger Berman AMT             9.475658            9.338144          -1.45%                 387            2000
Partners Portfolio -
Q/NQ


Oppenheimer Variable            16.021918           13.916801         -13.14%               6,925            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ


Oppenheimer Variable            12.720715           12.419973          -2.36%              10,796            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ


Oppenheimer Variable            10.000000            9.461221          -5.39%                  92            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.751840            9.598573         -10.73%              19,929            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.713779          -2.86%                   0            2000
II, Inc. - Q/NQ


The Universal                   11.176818           12.183316           9.01%                 128            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ




The Universal                   10.000000            8.565102         -14.35%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   10.859008           11.260270           3.70%                 693            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               15.549329            8.845631         -43.11%               2,415            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide                9.956798           10.854899           9.02%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ




(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.20%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 2.20% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.857953            9.492984         -12.57%               1,091            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                15.263403           12.417190         -18.65%               1,205            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                 8.750447           10.111910          15.56%               1,148            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           15.568968           12.343799         -20.72%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           14.600910           10.582777         -27.52%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ




Credit Suisse Warburg            9.309057            9.916793           6.53%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ



Dreyfus Investment              12.856288           12.323550          -4.14%                 259            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            11.828093           10.292793         -12.98%               5,474            2000
Responsible Growth
Fund, Inc. - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.757783            9.545801         -11.27%               8,594            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.149769            9.863100          -2.82%                 240            2000
Investment Fund
-Appreciation
Portfolio1 - Q/NQ




Federated Insurance              9.724549           10.505742            8.03%                  0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                     9.278526            9.829356           5.94%                 192
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             12.280710           10.682489         -13.01%               4,589            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High                9.639924            7.296736         -24.31%                 996            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           13.014891           10.292010         -20.92%                 563            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 11.240304           10.256023          -8.76%               7,733            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth          9.836490            7.968441         -18.99%               3,552            2000
Opportunities
Portfolio: Service
Class - Q/NQ




Janus Aspen Series -            10.000000            8.069120         -19.31%               3,388            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.448594         -35.51%               5,495            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.105491         -18.95%               3,356            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                     9.674836            6.952067         -28.14%                   0            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           11.409160           12.856503          12.69%               1,954            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.742571            9.391322         -12.58%                  87            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT              9.643966            8.652194         -10.28%                   0            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            9.665651         -13.34%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.985272         -40.51%                   0            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.200325          -8.00%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.702264           10.679917          10.08%                   0            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT            9.449403            9.210211          -2.53%               1,342            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi              9.864187           10.193887           3.34%                   0            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*         10.174543           10.551662           3.71%              12,873            2000
- Q/NQ



NSAT Nationwide Global          11.144476            9.557425         -14.24%                 238            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           20.202378           16.564493         -18.01%               1,494            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           11.657679           12.679678           8.77%                  33            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           14.077165           14.994163           6.51%                 705            2000
Company Fund - Q/NQ



NSAT Nationwide                  8.519289            8.967017           5.26%                   0            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            14.609042           12.091356         -17.23%               1,481            2000
Cap Growth Fund(5) - Q/NQ


(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
___%.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           9.818714            9.400269          -4.26%                   0            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.310149         -36.90%                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT             9.934970            9.827558          -1.08%                  75            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            15.212681           13.769410          -9.49%               4,280            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT             9.472440            9.330235          -1.50%                 255            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            16.016496           13.905014          -13.18               1,648            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            12.716413           12.40461           -2.41%               1,188            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.458032          -5.42%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.748188            9.590436         -10.77%               7,903            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.710502          -2.89%                  40            2000
II, Inc. - Q/NQ


The Universal                   11.173033           12.173002           8.95%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ




The Universal                   10.000000            8.562201         -14.38%                 122            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   10.851309           11.250727           3.68%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               15.440760            8.838136         -43.14%                 500            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide                9.953428           10.845725           8.96%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.25%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.000000            8.985762         -10.14%                 110            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                10.000000            8.459814         -15.40%                 169            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                10.000000           11.762857          17.63%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           10.000000            7.472935         -25.27%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           10.000000            7.599637         -24.00%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ




Credit Suisse Warburg           10.000000           11.298091          12.98%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ



Dreyfus Investment              10.000000            9.659813          -3.40%                   0            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            10.000000            8.812703         -11.87%                 194            2000
Responsible Growth
Fund, Inc. - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.000000            9.049949          -9.50%                  84            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.000000            9.7547007         -2.45%                 147            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ




Federated Insurance             10.000000           10.878559            8.79%                 93            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                    10.000000           10.983138           9.83%                   0            2000
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             10.000000            8.564829         -14.35%                 224            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High               10.000000            7.698171         -23.02%                  52            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           10.000000            8.283269         -17.17%                 132            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 10.000000            9.125314          -8.75%                 465            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth         10.000000            8.386726         -16.13%                  94            2000
Opportunities
Portfolio: Service
Class - Q/NQ


Janus Aspen Series -            10.000000            8.065320         -19.35%                 127            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.445540         -35.54%                  25            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.101668         -18.98%                 374            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    10.000000            7.345790         -26.54%                 155            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           10.000000           11.070860          10.71%                  70            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.000000            8.516206         -14.84%                  91            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT             10.000000            9.103082          -8.97%                 230            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            8.664580         -13.35%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.984527         -40.15%                   0            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.199196          -8.01%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond            10.000000           11.057449          10.57%                 114            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT           10.000000            9.76125           -2.36%                   0            2000
Balanced Fund(4) - Q/NQ



NSAT MAS NSAT Multi             10.000000           10.409141           4.09%                 122            2000
Sector Bond Fund(1) - Q/NQ



NSAT Money Market Fund*         10.000000           10.365377           3.65%               1,199            2000
- Q/NQ



NSAT Nationwide Global          10.000000            8.746493         -12.54%                  79            2000
50 Fund(2) - Q/NQ



NSAT Nationwide Small           10.000000            7.734364         -22.66%                   0            2000
Cap Growth Fund(3) - Q/NQ



NSAT Nationwide Small           10.000000           10.987084           9.87%                 150            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           10.000000           10.033816           0.34%                  71            2000
Company Fund - Q/NQ



NSAT Nationwide                 10.000000           10.693129           6.93%                   0            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            10.000000            7.657476         -23.43%                  70            2000
Cap Growth Fund(4) - Q/NQ



(4) Formerly, NSAT Nationwide Balanced Fund.
(1) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.

(3) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(4) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was___%.





UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          10.000000            9.870104          -1.30%                   0            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.309370          36.91%                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT            10.000000           10.084335           0.84%                   0            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            10.000000            8.271972          -17.28                  77            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT            10.000000           10.026240           0.26%                  88            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            10.000000            7.617605         -23.82%                 219            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            10.000000            9.729278          -2.71%                  74            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.454837          -5.45%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.000000            8.962724         -10.37%                 257            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.707223          -2.93%                   0            2000
II, Inc. - Q/NQ


The Universal                   10.000000           10.919466           9.195                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(2) - Q/NQ




The Universal                   10.000000            8.559304         -14.41%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   11.713511           12.142985           3.67%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               10.000000            5.627188         -43.73%                  10            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               10.000000           10.796770           7.97%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.30%)
                        (BOA Future/Valuebuilder Future)
                    (VARIABLE ACCOUNT CHARGES OF 2.30% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                10.000000            8.9814510        -10.19%                 134            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ




American Century                10.000000            8.455758         -15.44%                   0            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ




American Century                10.000000           11.75               17.57                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ




Credit Suisse Warburg           10.000000            7.469344         -25.31%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ




Credit Suisse Warburg           10.000000            7.595986         -24.04%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ



Credit Suisse Warburg           10.000000           11.292685          12.93%                  37            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ



Dreyfus Investment              10.000000            9.655180          -3.45%                  42            2000
Portfolios - European
Equity Portfolio - Q/NQ




The Dreyfus Socially            10.000000            8.808475         -11.92%                  72            2000
Responsible Growth
Fund, Inc. - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.000000            9.045619          -9.54%                 291            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.000000            9.750036          -2.50%                 196            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ




Federated Insurance             10.000000           10.873335           8.73%                   0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ




Fidelity VIP                    10.000000           10.977883           9.78%                   0
Equity-Income
Portfolio: Service
Class - Q/NQ



Fidelity VIP Growth             10.000000            8.560720         -14.39%                 258            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP High               10.000000            7.694489         -23.06%                   0            2000
Income Portfolio:
Service Class - Q/NQ



Fidelity VIP Overseas           10.000000            8.279284         -17.21%                   0            2000
Portfolio: Service
Class - Q/NQ



Fidelity VIP II                 10.000000            9.120941          -8.79%                   0            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ



Fidelity VIP III Growth         10.000000            8.382707         -16.17%                 118            2000
Opportunities
Portfolio: Service
Class - Q/NQ




Janus Aspen Series -            10.000000            8.061516         -19.38%                 225            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            6.442503         -35.57%                 310            2000
Global Technology
Portfolio: Service
Shares-Q/NQ




Janus Aspen Series -            10.000000            8.097850         -19.02%                 161            2000
International Growth
Portfolio: Service
Shares-Q/NQ




NSAT Capital                    10.000000            7.342265         -26.58%                   0            2000
Appreciation Fund - Q/NQ



NSAT Dreyfus NSAT Mid           10.000000           11.065553          10.66%                   0            2000
Cap Index Fund(1)-Q/NQ



NSAT Federated NSAT             10.000000            8.512121         -14.88%                   0            2000
Equity Income Fund(2) -
Q/NQ




NSAT Federated NSAT             10.000000            9.098723          -9.01%                   0            2000
High Income Bond Fund(3)
- Q/NQ



NSAT - Gartmore NSAT            10.000000            8.663506         -13.36%                   0            2000
Emerging Markets
Fund-Q/NQ



NSAT - Gartmore NSAT            10.000000            5.983787         -40.16%                   0            2000
Global Technology and
Communications Fund-Q/NQ




NSAT - Gartmore NSAT            10.000000            9.198060          -8.02%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond            10.000000           11.052137          10.52%                   0            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT           10.000000            9.759455          -2.41%                   0            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi             10.000000           10.404143           4.04%                   0            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*         10.000000           10.360104           3.60%                   0            2000
- Q/NQ



NSAT Nationwide Global          10.000000            8.742303         -12.58%                   0            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           10.000000            7.730647         -22.69%                  86            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           10.000000           10.981823           9.82%                   0            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           10.000000           10.029013           0.29%                  25            2000
Company Fund - Q/NQ



NSAT Nationwide                 10.000000           10.688003           6.88%                   0            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            10.000000            7.653794         -23.46%                  71            2000
Cap Growth Fund(4) - Q/NQ

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
 * The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was ___%.






UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          10.000000            9.865373          -1.35%                   0            2000
- Q/NQ



NSAT - Turner NSAT              10.000000            6.308584         -36.91%                   0            2000
Growth Focus Fund - Q/NQ



Neuberger Berman AMT            10.000000           10.079498           0.79%                   0            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            10.000000            8.267999         -17.32%                 572            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT            10.000000           10.021444           0.21%                   0            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            10.000000            7.613945          -23.86                  90            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ





Oppenheimer Variable            10.000000            9.724617          -2.75%                 229            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ




Oppenheimer Variable            10.000000            9.451634          -5.48%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ





Oppenheimer Variable            10.000000            8.958418         -10.42%                  96            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.703941          -2.96%                   0            2000
II, Inc. - Q/NQ


The Universal                   10.000000           10.914229           9.14%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ




The Universal                   10.000000            8.556411         -14.44%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ




The Universal                   11.709515           12.137171           3.65%                 469            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ




Van Eck Worldwide               10.000000            5.624474         -43.76%                 102            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ




Van Eck Worldwide               10.000000           10.791606           7.92%                  32            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

PART C. OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS


          (a)  Financial Statements:

               (1) Financial statements
                   included in Prospectus.                 To be added by subsequent post-effective
                                                           amendment to the registration statement.

                   (Part A):
                   Condensed Financial Information.
                   Those financial statements required by
                   Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                Nationwide Variable Account-9:             To be added by subsequent post-effective amendment
                                                           to the registration statement.

                   Independent Auditors' Report.
                   Statement of Assets, Liabilities and Contract
                   Owners' Equity as of December 31, 2000.
                   Statement of Operations for the years
                   ended December 31, 2000 and 1999.
                   Statement of Changes in Contract
                   Owners' Equity for the years ended
                   December 31, 2000 and 1999.

                   Notes to Financial Statements.

                Nationwide Life
                Insurance Company:                          To be added by subsequent post-effective
                                                            amendment to the registration statement.

                   Independent Auditors' Report.
                   Consolidated Balance Sheets as of December 31,
                   2000 and 1999. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                   Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                   Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                   Notes to Consolidated Financial Statements.


Item 24.  (b) Exhibits


                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -
                               Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter -
                               Filed previously with Registration Statement
                               (File No. 333-28995) and is hereby incorporated by reference.

                               Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter -
                               Filed Previously with Registration Statement
                               (333-28995) and hereby incorporated by reference.

                               Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. - Filed previously with Registration Statement (333-28995) and hereby incorporated by reference.

                         (4)   The form of the variable annuity contract - Attached hereto.

                         (5)   Variable Annuity Application - Filed previously with Registration Statement (File No.
                               333-28995) and is hereby incorporated by reference.

                         (6)   Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (7) Contract of reinsurance in connection with the variable annuity contracts offered - Filed previously with Registration Statement (File No.
                               333-28995) and is hereby incorporated by reference.

                               Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association - Filed previously with Registration Statement (333-28995) and hereby incorporated by reference.

                         (8)   Not Applicable

                         (9)   Opinion of Counsel - Filed previously with initial registration statement (File No.
                               333-28995) and is hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

                         (13)  Performance Advertising Calculation Schedule - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.


Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Nancy C. Breit                                         Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Yvonne M. Curl                                         Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          W. G. Jurgensen                                 Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                                    Chairman and
                          One Nationwide Plaza                                   Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH  43215

                          Donna A James                                 Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH  43215

                          Robert A. Oakley                              Executive Vice President -
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                          David K. Hollingsworth                         Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215

                          Richard A. Karas                           Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Chief Technology Officer
                          Columbus, OH 43215

                          Douglas C. Robinette                           Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** other subsidiaries




                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
       The 401(k) Companies, Inc.               Texas                                        Holding Company

       The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans
       401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                             SEC
       401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

       Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       AID Finance Services, Inc.               Iowa                                         Holding Company

       ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                             lines broker for property & casualty
                                                                                             insurance products

       ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company

       ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
       Company                                                                               casualty insurance products

       ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
       Corporation

       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
       Company                                                                               casualty insurance

       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations
       AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                             casualty insurance
       American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                             and bulk insurance
       Auto Direkt Insurance Company            Germany                                      Insurance Company

       Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

       CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company



                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
       CalFarm Insurance Company                California                                   Multi-line insurance company

       Caliber Funding                          Delaware                                     A limited purpose corporation

       Colonial County Mutual Insurance         Texas                                        Insurance Company
       Company

       Columbus Insurance Brokerage and         Germany                                      General service insurance broker
       Service GmbH

       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance
       Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                             insurance
       eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                             administrative services to
                                                                                             Nationwide's direct operations
       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

       F&B, Inc.                                Iowa                                         Insurance Agency

       Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company

       Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
       of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                             financial institutions

       Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
       of Ohio, Inc.                                                                         annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
       of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
       of Texas, Inc.                                                                        annuity products through financial
                                                                                             institutions

       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company

       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market

       GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization

       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters

       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services

       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York



                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property & casualty brokerage services

       Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency

       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through
                                                                                             financial institutions

       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company

       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims

       Midwest Printing Services, Ltd.          Iowa                                         General printing services

       Morley & Associates, Inc.                Oregon                                       Insurance brokerage

       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management

       Morley Financial Services, Inc.          Oregon                                       Holding Company

       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility

       **National Casualty Company              Wisconsin                                    Insurance Company

       National Casualty Company of America,    England                                      Insurance Company
       Ltd.

       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services

       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services

       **Nationwide Agency, Inc.                Ohio                                         Insurance Agency

       Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
       Company                                                                               primarily to agricultural business

       Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                             arena development


                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance

       Nationwide Cash Management Company       Ohio                                         Investment Securities Agent

       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents

       Nationwide Financial Assignment Company  Ohio                                         An assignment company to administer
                                                                                             structured settlement business

       Nationwide Financial Institution         Delaware                                     Insurance Agency
       Distributors Agency, Inc.

       Nationwide Financial Institution         New Mexico                                   Insurance Agency
       Distributors Agency, Inc. of New Mexico

       Nationwide Financial Institution         Massachusetts                                Insurance Agency
       Distributors Agency, Inc. of
       Massachusetts

       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S. &
                                                                                             Bermuda

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Foundation                    Ohio                                         Not-for profit corporation

       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers

       Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                             Nationwide Global Holdings, Inc. & its
                                                                                             international capitalization efforts

       Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors


                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
       Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations

       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
       Luxembourg Branch                        Luxembourg                                   insurance

       Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
       Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                             operations

       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA

       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise

       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property & casualty
                                                                                             insurance

       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance

       Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
       Inc.

       Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                             underwriting manager

       Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees

       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation

       Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent

       **Nationwide Life and Annuity            Ohio                                         Life Insurance Company
       Insurance Company

       **Nationwide Life Insurance Company      Ohio                                         Life Insurance Company

       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services

       Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
       Company


                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
       *Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                             company

       Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company

       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Property and Casualty         Ohio                                         Insurance Company
       Insurance Company

       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio

       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma

       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees


                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming

       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees

       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans

       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise

       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody & fiduciary powers

       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

       Neckura Insurance Company                Germany                                      Insurance Company

       Neckura Life Insurance Company           Germany                                      Life and health insurance company

       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry

       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             & nonprofit industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality & entertainment industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries

       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies

       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations



                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies

       NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing

       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments

       PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France

       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services

       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

       Premier Agency, Inc.                     Iowa                                         Insurance Agency

       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance

       Scottsdale Indemnity Company             Ohio                                         Insurance Company

       Scottsdale Insurance Company             Ohio                                         Insurance Company

       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis

       SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services

       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

       Villanova Capital, Inc.                  Delaware                                     Holding Company

       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance



                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
     *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account

     *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account

         Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                         Account



                                                                             NO. VOTING
                                                                             SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                     STATE/COUNTRY OF         OTHERWISE
             COMPANY                                   ORGANIZATION           INDICATED)             PRINCIPAL BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

         Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

         Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies


                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|99.99%       $25,112,422 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            ---------------|----------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,225,738,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    112,087,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16%         $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2000

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $58,070,003  |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
      |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
      |                           |      |------------               | |      |                     |
      | NW Life-97.6%             |      |                           | |      |                     |
      | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
      -----------------------------      ----------------------------- |      -----------------------
                                         ----------------------------- |
                                         |   NATIONWIDE FINANCIAL    | |
                                         | INSTITUTION DISTRIBUTORS  | |
                                         |        AGENCY, INC.       | |
                                         |       OF NEW MEXICO       |--
                                         |                           |
                                         |Common Stock: 100 Shares   |
                                         |------------               |
                                         |                           |
                                         |NFIDAI-100%                |
                                         -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,225,738,093 |
                                                  |FIRE            649,510    112,087,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |    GROUP, INC. (VFGI)    |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |                                 |                                                  .            |
                               |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |  |--
|                         |        |              Cost        |  |  |                        |     |                          |  |
|                         |        |              ----        |  |  |                        |     |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |     |VFG1-100%                 |  |
---------------------------        ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |     |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |  |
                                   |              Cost        |     |                        |     |              Cost        |  |
                                   |              ----        |     |                        |     |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------     ----------------------------  |
                                                                                                                                 |
                                                                                                   ----------------------------  |
                                                                                                   |         MORLEY &         |  |
                                                                                                   |     ASSOCIATES, INC.     |  |
                                                                                                   |                          |  |
                                                                                                   |Common Stock: 3,500       |--|
                                                                                                   |------------- Shares      |
                                                                                                   |              Cost        |
                                                                                                   |              ----        |
                                                                                                   |Morley-100%   $1,000      |
                                                                                                   ----------------------------

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
















------------------------|------------------------------|--------------------------------------|
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $506,434,210 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                                  |   ----------------------------
         ------------------------------ | |------------------------------    |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             |    |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          |    |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          |    |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    |    |   |-------------             |
    |    |                            | | |                             |    |   |               Cost       |
    |    |                            | | |                             |    |   |               ----       |
    |    |                            | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |                                   --|                             |    |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 |        |------------              |
    |    |        CAPITAL LLC         | | |               Cost          |        |               Cost       |
    |    |                            | | |               ----          |        |               ----       |
    |....|                            | | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
         |                            | | -------------------------------        ----------------------------
         |                            | |
         |                            | | -------------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       |
         ------------------------------ | |     COMPANY OF NEVADA       |
                                        --|                             |
         ------------------------------ | |Common Stock:  40 Shares     |
         |     EXCALIBER FUNDING      | | |------------                 |
         |        CORPORATION         | | |               Cost          |
---------|Common Stock: 1,000 Shares  | | |               ----          |
         |-------------               | | |Gates-100%     $93,750       |
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         |           COMPANY          |   |                             |       Limited Liability Company -- Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       December 31, 2000
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |       MARENWOOD, LTD. (FKA)     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |      GARTMORE FUND MANAGERS     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |----|          (FAR EAST) LTD.        |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GISL - 50%                      |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GNL - 50%                       |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE FUND MANAGERS     |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |       INTERNATIONAL LIMITED     |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |              (GFMI)             |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----|                                 |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GISL - 99.99%                   |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GSL - .01%                      |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
                      |                 |                          |                    |
                      |                 |                          |                    |
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |         |        GARTMORE NOMINEES        |   |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |         |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (GIM)               |  |         |                                 |   |   |                                 |
      |                              |--|         | GFMI - 94%                      |   |---|                                 |
      | AMH - 99.99%                 |            | GSL - 3%                        |       | GIM - 99.99%                    |
      | GNL - .01%                   |            | GIM - 3%                        |       | GNL - .01%                      |
      --------------------------------            -----------------------------------       -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,225,738,093 |
                                           | FIRE         649,510      112,087,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $506,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 98.46%                 |        |       | GIM - 50%                    |
                |       | GIM - 1.54%                  |        |       | GSCL - 50%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSCL - .01%                  |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSCL - 1%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSCL - 50%                   |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 | ------------------------ | ----------------|----------------   ---------------------------------
 | |      VICPIC LTD.     | | |       PIONEER NATIONWIDE      |   |      NGH LUXEMBOURG S.A.      |
 | |                      | | |            SP. ZO.O.          |   |            (LUX SA)           |
 | |                      | | |                               |   |                               |
 |-|                      | | |                               | |-|Common Stock:    5,894 Shares  |
 | |                      | | | Common Stock: 40,950 Shares   | | |------------                   |
 | |                      | | | ------------                  | | |                 Cost          |
 | | GIM - 99.99%         | | |                               | | |                 -----         |
 | | GSCL - .01%          | | | NGH - 70%                     | | |BRANCH-99.98%      115,470,723 |
 | |                      | | |                               | | |                   EURO        |
 | ------------------------ | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 | ------------------------ | --------------------------------- | ---------------------------------
 | | GARTMORE EUROPE LTD. | | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 | |                      | | |      COMPANY LTD. (SIAM)      | | |                               |
 |-|                      | |.|                               | |-|                               |
 | | GIM - 50%            |   |                               | | |                               |
 | | GSL - 50%            |   | NGH - 48.99%                  | | | LUX SA - 100%                 |
 | ------------------------   ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   |                      |   | PEL - 99.99%                  |                                      |                             |
   | GUS - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies-- Solid Line
                                                                                        Contractual Association-- Double Line
                                                                                        Limited Liability Company-- Dotted Line

                                                                                        December 31, 2000                    Page 3

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 79,470 and 68,891 respectively.

Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a)(1)Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide and VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

              (a)(2)Security Distributors, Inc. ("SDI"), a subsidiary of
                    Security Benefit Life Insurance Company, serves as principal underwriter and general distributor for Nationwide Multi-Flex Variable Account and Nationwide Variable Account
                    - 9 where contracts are made available to educators and their families who are members of the National Education Association ("NEA"). SDI receives no compensation for its distribution function in excess of the commissions it pays to selling broker/dealers. SDI performs similar functions for the following separate accounts of Security Benefit Life Insurance Company: SBL Variable Annuity Accounts I, III, IV, X and XI, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL

                    Variable Annuity Account VIII (Variflex Extra Credit), SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, a subsidiary of Security Benefit Life, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Municipal Bond Fund, Security Ultra Fund, and SBL Fund.

              (a)(3)Waddell & Reed, Inc. serves as principal underwriter and general distributor for the Nationwide Variable Account
                    - 9 and Nationwide VA Separate Account - D. In addition Waddell & Reed, Inc. serves as principal underwriter and general distributor for the:

                    Waddell & Reed Advisors Funds
                      Waddell & Reed Advisors Funds, Inc.
                        Waddell & Reed Advisors Accumulative Fund
                        Waddell & Reed Advisors Bond Fund
                        Waddell & Reed Advisors Income Fund
                        Waddell & Reed Advisors Science and Technology Fund
                      Waddell & Reed Advisors Asset Strategy Fund, Inc. Waddell & Reed Advisors Cash Management, Inc.
                      Waddell & Reed Advisors Continental Income Fund, Inc. Waddell & Reed Advisors Global Bond Fund (formerly,
                         Waddell & Reed Advisors High Income Fund II, Inc.)
                      Waddell & Reed Advisors Government Securities Fund, Inc. Waddell & Reed Advisors High Income Fund, Inc.
                      Waddell & Reed Advisors International Growth Fund, Inc. Waddell & Reed Advisors Municipal Bond Fund, Inc. Waddell & Reed Advisors Municipal High Income Fund, Inc. Waddell & Reed Advisors New Concepts Fund, Inc.
                      Waddell & Reed Advisors Retirement Shares, Inc.
                      Waddell & Reed Advisors Small Cap Fund, Inc.
                      Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. Waddell & Reed Advisors Vanguard Fund, Inc.
                    W&R  Funds, Inc.
                      Asset Strategy Fund
                      High Income Fund
                      International Growth Fund
                      Large Cap Growth Fund
                      Limited-Term Bond Fund
                      Mid Cap Growth Fund
                      Money Market Fund
                      Municipal Bond Fund
                      Science and Technology Fund
                      Small Cap Growth Fund
                      Tax-Managed Equity Fund
                      Total Return Fund
                    Target/United Funds, Inc. (to be renamed W&R/Target
                      Funds, Inc.)
                      Asset Strategy Portfolio
                      Balanced Portfolio

                      Bond Portfolio
                      Growth Portfolio
                      High Income Portfolio
                      Income Portfolio
                      International Growth Portfolio Large Cap Growth Portfolio Mid Cap Growth Portfolio Science and Technology Portfolio Small Cap Growth Portfolio Tax-Managed Equity Portfolio Total Return Portfolio.


              (b)(1)  NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND
                                             OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------

 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Dimon R. McFerson                                                Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH 43215

 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                                  Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodward, Jr.                                           Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215



(b)(2)                              SDI DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Gregory J. Garvin                                                         President
 700 SW Harrison
 Topeka, Kansas 66636-0001

 John D. Cleland                                                  Vice President and Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Richard K. Ryan                                                            Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 James R. Schmank                                                           Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Mark E. Young                                                              Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Amy J. Lee                                                                Secretary
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Brenda M. Harwood                                                   Treasurer and Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

(b)(3)                                          WADDELL & REED, INC.
                                               DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Keith A. Tucker                                                Director, Chairman of the Board
 6300 Lamar Ave.
 Overland Park, KS 66202

 Robert L. Hechler                                            Director, President, Chief Executive
 6300 Lamar Ave.                                                      Officer and Treasurer
 Overland Park, KS 66202

 Henry J. Herrmann                                                          Director
 6300 Lamar Ave.
 Overland Park, KS 66202

 Robert J. Williams                                                 Executive Vice President
 6300 Lamar Ave.                                                   and National Sales Manager
 Overland Park, KS 66202

 Thomas W. Butch                                                    Executive Vice President
 6300 Lamar Ave.                                                  and Chief Marketing Officer
 Overland Park, KS 66202

 Daniel C. Schulte                                              Senior Vice President, Secretary
 6300 Lamar Ave.                                                    and Chief Legal Officer
 Overland Park, KS 66202

               (c)(1)

NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
---------------------------------------------------------------------------------------------------------------

Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation

               (c)(2)

NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
---------------------------------------------------------------------------------------------------------------
Security Distributors, Inc.    N/A                      N/A                     N/A                N/A

              (c) (3)

NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
---------------------------------------------------------------------------------------------------------------
Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A



Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Fidelity Advisor Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP

Columbus, Ohio
_____, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of March, 2001.


                                         NATIONWIDE VARIABLE ACCOUNT-9
                                   ---------------------------------------------
                                                (Registrant)

                                       NATIONWIDE LIFE INSURANCE COMPANY
                                   ---------------------------------------------
                                                (Depositor)

                                             By/s/STEVEN SAVINI
                                   ---------------------------------------------
                                                  Steven Savini


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of March, 2001.


               SIGNATURE                                 TITLE
               ---------                                 -----

LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

YVONNE M. CURL                                         Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

Willard J. Engel                                       Director
----------------------------------------
Willard J. Engel

Fred C. Finney                                         Director
----------------------------------------
Fred C. Finney

Joseph J. Gasper                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director

WilliAM G. JURGENSEN                          Chief Executive Officer and
----------------------------------------
William G. Jurgensen                                   Director

David O. Miller                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director

Robert A. Oakley                          Executive Vice President and Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer

Ralph m. paige                                         Director
----------------------------------------
Ralph M. Paige

James F. Patterson                                     Director
----------------------------------------
James F. Patterson

Arden L. Shisler                                       Director                 By : /s/       STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini
Robert L. Stewart                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart